As filed with the SEC on April 1, 2005.

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4556
TRANSAMERICA IDEX MUTUAL FUNDS
(Exact name of registrant as specified in charter)
570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)
John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	October 31, 2004

Date of reporting period:	November 1, 2004 – January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of January 31, 2005 are attached.

TA IDEX American Century International

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.7%)
Switzerland (0.7%)
Compagnie Financiere Richemont AG-Class A	52,150	$1,633
Total Convertible Preferred Stocks (cost: $1,295)		1,633

COMMON STOCKS (97.3%)
Australia (4.8%)
Amcor, Ltd.	386,620	2,127
BHP Billiton, Ltd.	259,914	3,277
Commonwealth Bank of Australia	92,100	2,393
Macquarie Infrastructure Group	307,660	908
QBE Insurance Group, Ltd.	189,940	2,245
Austria (2.0%)
Erste Bank der Oesterreichischen Sparkassen AG	91,482	4,520
Belgium (0.6%)
KBC Bancassurance Holding	18,640	1,440
Bermuda (1.3%)
Esprit Holdings, Ltd.	98,000	567
Tyco International, Ltd. (a)	66,830	2,415
Canada (1.7%)
EnCana Corp.	31,371	1,856
Shoppers Drug Mart Corp. (b)	66,136	2,091
Finland (0.7%)
Stora Enso Oyj-Class R	105,030	1,513
France (14.4%)
AXA	156,018	3,787
Cie Generale D’Optique Essilor International SA	20,830	1,480
Credit Agricole SA	74,439	2,217
Groupe Danone	20,150	1,878
Lafarge SA	30,370	3,131
Pernod-Ricard	16,240	2,299
Schneider Electric SA	30,820	2,354
Societe Generale-Class A	23,397	2,330
Total SA	30,830	6,611
Vinci SA	23,833	3,417
Vivendi Universal SA (b)	103,280	3,267
Germany (8.0%)
Adidas-Salomon AG	8,650	1,295
BASF AG	30,720	2,098
Continental AG	42,560	2,954
Deutsche Telekom AG (b)	67,740	1,464
E.ON AG	26,740	2,395
Fresenius Medical Care AG	17,650	1,430
Metro AG	36,910	1,928
Puma AG Rudolf Dassler Sport	6,927	1,707
SAP AG	19,017	2,957
Greece (1.7%)
Alpha Bank A.E.	64,360	2,181
OPAP SA	61,034	1,631

Ireland (2.2%)
Anglo Irish Bank Corp. PLC	114,230	$2,778
Bank of Ireland	145,150	2,308
Italy (2.1%)
ENI-Ente Nazionale Idrocarburi SpA	116,770	2,840
Terna SpA Rights (b)	690,769	1,909
Japan (22.7%)
Aeon Credit Service Co., Ltd.	8,000	563
Aiful Corp.	16,900	1,921
Bank of Yokohama, Ltd. (The)	447,000	2,821
Canon, Inc.	18,409	961
Chugai Pharmaceutical Co., Ltd.	116,099	1,833
Daikin Industries, Ltd.	77,000	2,076
Denso Corp.	85,400	2,220
East Japan Railway Co.	410	2,215
Eisai Co., Ltd.	21,000	682
Fuji Photo Film Co., Ltd.	44,500	1,600
Hoya Corp.	26,664	2,749
Kao Corp.	92,000	2,143
KDDI Corp.	220	1,125
Komatsu, Ltd.	200,000	1,486
Matsushita Electric Industrial Co., Ltd.	130,000	1,931
Mitsubishi Tokyo Financial Group, Inc.	240	2,266
Nintendo Co., Ltd.	10,400	1,180
Omron Corp.	87,900	2,124
ORIX Corp.	28,600	3,784
Rakuten, Inc. (b)	810	759
Seven-Eleven Japan Co., Ltd.	37,000	1,123
Sharp Corp.	70,000	1,074
Shin-Etsu Chemical Co., Ltd.	29,000	1,149
Sumitomo Metal Mining Co., Ltd.	155,000	1,067
Sumitomo Mitsui Financial Group, Inc.	250	1,754
Toray Industries, Inc.	507,000	2,367
Toto, Ltd.	109,000	991
Toyota Motor Corp.	84,900	3,306
Trend Micro, Inc.	17,500	786
Yamada Denki Co., Ltd.	40,000	1,685
Luxembourg (0.5%)
Arcelor	47,030	1,050
Mexico (1.4%)
America Movil SA de CV-Class L, ADR (a)	62,027	3,291
Netherlands (2.8%)
ING Groep NV	130,134	3,745
Royal Numico NV (b)	69,210	2,651
Norway (1.5%)
DnB Nor ASA	168,810	1,549
Telenor ASA	190,410	1,754
Russia (0.6%)
Mobile Telesystems-ADR (a)	34,836	1,253
South Korea (0.8%)
Hyundai Motor Co.	32,930	1,866
Spain (3.8%)
ACS Actividades de Construccion y Servicios SA	86,937	2,179
Cintra Concesiones de Infraestructuras de Transporte SA (b)	21,961	261
Grupo Ferrovial SA	45,020	2,692
Telefonica SA	192,187	3,497
Sweden (2.1%)
Autoliv, Inc., SDR	30,145	1,411
Telefonaktiebolaget LM Ericsson-Class B (a) (b)	523,510	1,537
Volvo AB-Class B	46,895	1,903

Switzerland (5.5%)
Novartis AG	107,340	$5,150
Roche Holding AG	42,787	4,560
UBS AG	34,626	2,811
United Kingdom (15.0%)
Amdocs, Ltd. (b)	15,800	470
BP PLC	605,661	5,973
HSBC Holdings PLC	70,150	1,162
Legal & General Group PLC	1,415,530	3,070
mmO2 PLC (b)	64,709	153
Next PLC	73,200	2,168
Pearson PLC	48,780	567
Reckitt Benckiser PLC	133,723	3,976
Royal Bank of Scotland Group PLC	114,228	3,793
Smith & Nephew PLC	250,475	2,451
Tesco PLC	780,200	4,535
Vodafone Group PLC	1,668,430	4,310
Wolseley PLC	79,790	1,653
United States (1.1%)
iShares MSCI EAFE Index Fund (a)	5,000	785
Synthes, Inc. (b)	15,150	1,737
Total Common Stocks (cost: $187,690)		221,702

	Principal	Value
SECURITY LENDING COLLATERAL (4.2%)
Debt (3.9%)
Bank Notes (0.5%)
Bank of America
2.27%, due 03/03/2005 (c)	$418	$418
2.27%, due 04/18/2005 (c)	279	279
2.30%, due 06/09/2005 (c)	70	70
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	279	279
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	70	70
Commercial Paper (0.3%)
General Electric Capital Corp.
2.32%, due 02/11/2005	349	349
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	209	209
Ranger Funding - 144A
2.37%, due 02/14/2005	70	70
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	138	138
Euro Dollar Overnight (0.3%)
Bank of Montreal
2.13%, due 02/02/2005	59	59
BNP Paribas
2.30%, due 02/01/2005	348	348
Lloyds TSB Bank
2.28%, due 02/02/2005	88	88
Royal Bank of Scotland
2.27%, due 02/02/2005	139	139
Euro Dollar Terms (1.9%)
Bank of Montreal
2.50%, due 03/02/2005	37	37

Bank of Nova Scotia
2.32%, due 02/08/2005	$481	$481
BNP Paribas
2.30%, due 02/23/2005	279	279
Calyon
2.44%, due 03/16/2005	209	209
Citigroup
2.31%, due 02/25/2005	613	613
Den Danske Bank
2.39%, due 02/18/2005	348	348
2.40%, due 02/22/2005	470	470
Dexia Group
2.50%, due 03/21/2005	176	176
Royal Bank of Scotland
2.36%, due 02/17/2005	70	70
2.42%, due 03/07/2005	348	348
2.48%, due 03/18/2005	546	546
Toronto Dominion Bank
2.44%, due 03/16/2005	348	348
Wells Fargo & Co.
2.39%, due 02/22/2005	357	357
2.44%, due 02/22/2005	70	70
Promissory Notes (0.3%)
Goldman Sachs Group, Inc.
2.57%, due 04/27/2005	488	488
2.58%, due 03/29/2005	293	293
Repurchase Agreements (0.6%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $411 on 02/1/2005	411	411
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $836 on 02/1/2005	836	836

	Shares	Value
Investment Companies (0.3%)
Money Market Funds (0.3%)
American AAdvantage Select
1-day yield of 2.32%	208	$208
BGI Institutional Money Market Fund
1-day yield of 2.43%	209	209
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	112	112
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	187	188
Total Security Lending Collateral (cost: $9,613)		9,613
Total Investment Securities (cost: $198,598)		$232,948

SUMMARY:
Investments, at value	102.2%	$232,948
Liabilities in excess of other assets	(2.2)%	(4,912)
Net assets	100.0%	$228,036

NOTES TO SCHEDULE OF INVESTMENTS:

(a)       At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $9,202.

(b)       No dividends were paid during the preceding twelve months.

(c)        Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)       Cash collateral for the Repurchase Agreements, valued at $1,272, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)        Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $417 or 0.2% of the net assets of the Fund.

ADR                       American Depositary Receipt

SDR                        Special Drawing Rights

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	16.0%	$36,323
Telecommunications	7.4%	16,847
Petroleum Refining	5.5%	12,584
Pharmaceuticals	5.4%	12,225
Chemicals & Allied Products	4.0%	9,366
Automotive	3.7%	8,486
Construction	3.7%	8,288
Life Insurance	3.3%	7,532
Rubber & Misc. Plastic Products	2.7%	5,956
Industrial Machinery & Equipment	2.6%	5,916
Instruments & Related Products	2.6%	5,829
Food Stores	2.5%	5,658
Medical Instruments & Supplies	2.5%	5,618
Electronic Components & Accessories	2.5%	5,613
Insurance	2.3%	5,315
Computer & Data Processing Services	2.1%	4,972
Oil & Gas Extraction	2.1%	4,696
Food & Kindred Products	2.0%	4,529
Metal Mining	1.9%	4,344
Electric Services	1.9%	4,304
Radio & Television Broadcasting	1.7%	3,834
Business Credit Institutions	1.7%	3,784
Communications Equipment	1.5%	3,468
Stone, Clay & Glass Products	1.4%	3,131
Personal Credit Institutions	1.1%	2,484
Textile Mill Products	1.0%	2,367
Beer, Wine & Distilled Beverages	1.0%	2,299
Wholesale Trade Durable Goods	1.0%	2,220
Motor Vehicles, Parts & Supplies	1.0%	2,220
Railroads	1.0%	2,215
Shoe Stores	0.9%	2,168
Metal Cans & Shipping Containers	0.9%	2,127
Drug Stores & Proprietary Stores	0.9%	2,091
Department Stores	0.8%	1,928
Radio, Television & Computer Stores	0.7%	1,685
Retail Trade	0.7%	1,633
Amusement & Recreation Services	0.7%	1,631
Paper & Paper Products	0.7%	1,513
Manufacturing Industries	0.5%	1,180
Primary Metal Industries	0.5%	1,050
Furniture & Fixtures	0.4%	991
Computer & Office Equipment	0.4%	961
Security & Commodity Brokers	0.4%	908
Investment Companies	0.3%	785
Public Administration	0.1%	261
Investments, at value	98.0%	223,335
Short-Term Investments	4.2%	9,613
Liabilities in excess of other assets	(2.2)%	(4,912)
Net Assets	100.0%	$228,036

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS
At January 31, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (95.0%)
Aerospace (0.6%)
Boeing Co. (The)	52,600	$2,662
Apparel & Accessory Stores (0.5%)
Gap (The), Inc.	94,700	2,084
Apparel Products (1.3%)
Liz Claiborne, Inc.	67,300	2,823
V.F. Corp.	48,300	2,567
Automotive (1.9%)
General Motors Corp. (a)	56,600	2,083
Lear Corp.	50,400	2,722
Toyota Motor Corp.- ADR (a)	42,100	3,292
Automotive Dealers & Service Stations (0.5%)
Advance Auto Parts, Inc (b)	50,800	2,189
Beverages (2.2%)
Adolph Coors Co.-Class B (a)	32,800	2,447
Coca-Cola Co. (The)	91,200	3,784
Pepsi Bottling Group, Inc. (a)	109,300	2,989
Chemicals & Allied Products (1.2%)
PPG Industries, Inc.	73,400	5,048
Commercial Banks (16.9%)
Bank of America Corp.	303,100	14,055
Bank of New York Co., Inc. (The)	77,500	2,302
Citigroup, Inc.	394,100	19,331
Morgan Chase & Co. (J.P.)	198,300	7,403
National City Corp.	61,400	2,183
PNC Financial Services Group, Inc.	81,700	4,401
US Bancorp	190,200	5,715
Wachovia Corp.	112,200	6,154
Wells Fargo & Co.	145,400	8,913
Computer & Data Processing Services (3.1%)
Computer Sciences Corp. (b)	67,000	3,452
Fiserv, Inc. (b)	69,300	2,651
Microsoft Corp.	263,400	6,922
Computer & Office Equipment (2.8%)
Hewlett-Packard Co.	399,000	7,816
International Business Machines Corp.	41,000	3,830
Department Stores (1.2%)
May Department Stores Co. (The)	146,100	4,953
Drug Stores & Proprietary Stores (0.7%)
CVS Corp. (a)	63,900	2,962
Electric Services (1.2%)
PPL Corp.	89,100	4,811
Electric, Gas & Sanitary Services (2.1%)
Exelon Corp.	139,200	6,160
NiSource, Inc.	120,300	2,755
Electronic & Other Electric Equipment (1.8%)
General Electric Co.	138,300	4,997
Whirlpool Corp.	36,700	2,505
Electronic Components & Accessories (1.6%)
Intel Corp.	122,700	2,755

Tyco International, Ltd.	108,000	$3,903
Environmental Services (0.7%)
Waste Management, Inc.	98,300	2,851
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	42,600	2,776
Finance (1.9%)
SPDR Trust Series 1 (a)	67,800	8,009
Food & Kindred Products (3.9%)
Altria Group, Inc.	97,400	6,217
HJ Heinz Co.	90,600	3,426
Sara Lee Corp.	124,600	2,926
Unilever NV- NY Shares	56,300	3,677
Food Stores (0.9%)
Kroger Co. (a) (b)	207,900	3,555
Health Services (0.7%)
HCA, Inc.	69,500	3,094
Industrial Machinery & Equipment (1.5%)
Dover Corp.	70,100	2,685
Ingersoll-Rand Co.-Class A	49,900	3,712
Instruments & Related Products (0.3%)
Snap-On, Inc.	39,400	1,305
Insurance (4.9%)
Allstate Corp. (The)	109,700	5,533
American International Group, Inc.	69,600	4,614
Cigna Corp.	36,100	2,897
Loews Corp.	70,800	4,814
MGIC Investment Corp.	36,900	2,358
Insurance Agents, Brokers & Service (1.4%)
Hartford Financial Services Group, Inc. (The) (a)	69,000	4,643
Marsh & McLennan Cos., Inc. (a)	35,300	1,147
Life Insurance (0.8%)
Torchmark Corp. (a)	57,100	3,118
Lumber & Wood Products (1.3%)
Weyerhaeuser Co.	89,200	5,566
Medical Instruments & Supplies (0.8%)
Baxter International, Inc.	103,800	3,504
Motion Pictures (1.8%)
Blockbuster, Inc.-Class B (a)	99,200	867
Time Warner, Inc. (b)	370,200	6,664
Petroleum Refining (10.5%)
ChevronTexaco Corp.	145,500	7,915
ConocoPhillips	73,600	6,829
Exxon Mobil Corp.	335,700	17,322
Royal Dutch Petroleum Co.- NY Shares	198,500	11,606
Pharmaceuticals (4.0%)
Abbott Laboratories	105,300	4,741
Bristol-Myers Squibb Co.	133,800	3,136
Johnson & Johnson	78,900	5,105
Merck & Co., Inc.	51,600	1,447
Wyeth	56,700	2,247
Primary Metal Industries (1.1%)
Alcoa, Inc.	108,800	3,211
Nucor Corp.	25,500	1,432
Printing & Publishing (1.9%)
Gannett Co., Inc.	61,800	4,946
RR Donnelley & Sons Co.	83,200	2,783
Restaurants (1.4%)
McDonald’s Corp.	184,800	5,986
Rubber & Misc. Plastic Products (1.3%)
Newell Rubbermaid, Inc. (a)	128,500	2,765

Reebok International, Ltd. (a)	55,000	$2,449
Savings Institutions (1.3%)
Washington Mutual, Inc.	134,700	5,435
Security & Commodity Brokers (2.9%)
Merrill Lynch & Co., Inc.	101,700	6,109
Morgan Stanley	107,000	5,988
Telecommunications (5.4%)
ALLTEL Corp. (a)	59,900	3,297
AT&T Corp.	55,200	1,059
BellSouth Corp.	158,200	4,151
SBC Communications, Inc. (a)	222,400	5,284
Sprint Corp. (FON Group)	133,200	3,174
Verizon Communications, Inc.	76,400	2,719
Vodafone Group PLC-ADR	111,200	2,889
U.S. Government Agencies (3.4%)
Freddie Mac	216,400	14,129
Variety Stores (0.6%)
Dollar General Corp.	114,500	2,314
Total Common Stocks (cost: $381,348)		396,045

	Principal	Value
SECURITY LENDING COLLATERAL (9.6%)
Debt (8.9%)
Bank Notes (1.1%)
Bank of America
2.27%, due 03/03/2005 (c)	$1,753	$1,753
2.27%, due 04/18/2005 (c)	1,169	1,169
2.30%, due 06/09/2005 (c)	292	292
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	1,169	1,169
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	292	292
Commercial Paper (0.8%)
General Electric Capital Corp.
2.32%, due 02/11/2005	1,461	1,461
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	877	877
Ranger Funding - 144A
2.37%, due 02/14/2005	292	292
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	579	579
Euro Dollar Overnight (0.6%)
Bank of Montreal
2.13%, due 02/02/2005	248	248
BNP Paribas
2.30%, due 02/01/2005	1,461	1,461
Lloyds TSB Bank
2.28%, due 02/02/2005	368	368
Royal Bank of Scotland
2.27%, due 02/02/2005	584	584
Euro Dollar Terms (4.4%)
Bank of Montreal
2.50%, due 03/02/2005	156	156
Bank of Nova Scotia
2.32%, due 02/08/2005	2,016	2,016
BNP Paribas
2.30%, due 02/23/2005	1,169	1,169

Calyon
2.44%, due 03/16/2005	$876	$876
Citigroup
2.31%, due 02/25/2005	2,571	2,571
Den Danske Bank
2.39%, due 02/18/2005	1,461	1,461
2.40%, due 02/22/2005	1,969	1,969
Dexia Group
2.50%, due 03/21/2005	736	736
Royal Bank of Scotland
2.36%, due 02/17/2005	292	292
2.42%, due 03/07/2005	1,461	1,461
2.48%, due 03/18/2005	2,291	2,291
Toronto Dominion Bank
2.44%, due 03/16/2005	1,461	1,461
Wells Fargo & Co.
2.39%, due 02/22/2005	1,496	1,496
2.44%, due 02/22/2005	292	292
Promissory Notes (0.8%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	1,227	1,227
2.57%, due 04/27/2005	2,045	2,045
Repurchase Agreements (1.2%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $1,724 on 02/01/2005	1,724	1,724
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $3,506 on 02/01/2005	3,506	3,506

	Shares	Value
Investment Companies (0.7%)
Money Market Funds (0.7%)
American AAdvantage Select
1-day yield of 2.32%	871,899	$872
BGI Institutional Money Market Fund
1-day yield of 2.43%	876,499	876
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	469,921	470
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	785,928	786
Total Security Lending Collateral (cost: $40,298)		40,298

Total Investment Securities (cost: $421,646)		$436,343

SUMMARY:
Investments, at value	104.6%	$436,343
Liabilities in excess of other assets	(4.6)%	(19,368)
Net assets	100.0%	$416,975

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $38,976.

(b)         No dividends were paid during the preceding twelve months.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $5,334, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securites are registered pursuant to Rule 144A of the Securites Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated $1,748 or 0.4% of the net assets of the Fund.

ADR                     American Depositary Receipt

TA IDEX Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.5%) (b)
Agressive Equity (9.0%)
TA IDEX T. Rowe Price Health Sciences	1,397,126	$16,011
TA IDEX T. Rowe Price Small Cap (a)	205,860	2,386
TA IDEX Transamerica Growth Opportunities (a)	973,722	6,641
TA IDEX Transamerica Small/Mid Cap Value	762,807	11,618
Capital Preservation (4.8%)
TA IDEX Transamerica Money Market	19,872,533	19,872
Fixed-Income (57.2%)
TA IDEX PIMCO Real Return TIPS	7,370,172	76,871
TA IDEX PIMCO Total Return	2,218,132	23,002
TA IDEX Transamerica Conservative High-Yield Bond	7,100,104	66,315
TA IDEX Transamerica Convertible Securities	4,166,930	47,545
TA IDEX Transamerica Flexible Income	2,096,224	20,270
Growth Equity (19.6%)
TA IDEX American Century Large Company Value	2,199,635	23,646
TA IDEX Great Companies-TechnologySM (a)	1,195,945	4,557
TA IDEX Janus Growth (a)	289,882	6,615
TA IDEX Salomon All Cap	544,915	8,370
TA IDEX Salomon Investors Value	1,862,528	25,442
TA IDEX T Rowe Price Tax-Efficient Growth (a)	396,771	4,099
TA IDEX Transamerica Equity	984,873	7,662
Speciality- Real Estate (3.4%)
TA IDEX Clarion Real Estate Securities	988,039	13,783
World Equity (5.5%)
TA IDEX Templeton Great Companies Global (a)	937,512	22,538
Total Investment Companies (cost: $381,307)		407,243

Total Investment Securities (cost: $381,307)		$407,243

SUMMARY:
Investments, at value	99.5%	$407,243
Other assets in excess of liabilities	0.5%	1,904
Net assets	100.0%	$409,147

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) (b)
Aggressive Equity (25.8%)
TA IDEX T. Rowe Price Health Sciences	3,481,000	$39,892
TA IDEX Transamerica Growth Opportunities (a)	7,336,464	50,035
TA IDEX Transamerica Small/Mid Cap Value	7,622,575	116,092
Growth Equity (51.7%)
TA IDEX American Century Large Company Value	7,222,002	77,637
TA IDEX Great Companies-TechnologySM (a)	4,838,167	18,433
TA IDEX Janus Growth (a)	2,215,052	50,548
TA IDEX Salomon All Cap	6,256,250	96,096
TA IDEX Salomon Investors Value	8,339,621	113,919
TA IDEX Transamerica Equity	7,137,290	55,528
Investment Companies (13.4%)
TA IDEX American Century International	5,627,891	53,352
TA IDEX Jennison Growth (a)	5,435,782	53,162
Speciality- Real Estate (1.2%)
TA IDEX Clarion Real Estate Securities	696,139	9,711
World Equity (7.8%)
TA IDEX Templeton Great Companies Global (a)	2,603,802	62,595
Total Investment Companies (cost: $729,094)		797,000

Total Investment Securities (cost: $729,094)		$797,000

SUMMARY:
Investments, at value	99.9%	$797,000
Other assets in excess of liabilities	0.1%	949
Net assets	100.0%	$797,949

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)   The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%) (b)
Aggressive Equity (17.4%)
TA IDEX T. Rowe Price Health Sciences	5,621,778	$64,426
TA IDEX Transamerica Growth Opportunities (a)	11,903,561	81,182
TA IDEX Transamerica Small/Mid Cap Value	8,347,309	127,130
Capital Preservation (1.0%)
TA IDEX Transamerica Money Market	16,182,854	16,183
Fixed-Income (21.1%)
TA IDEX PIMCO Real Return TIPS	9,481,121	98,888
TA IDEX PIMCO Total Return	3,626,461	37,606
TA IDEX Transamerica Conservative High-Yield Bond	9,806,982	91,597
TA IDEX Transamerica Convertible Securities	6,490,379	74,055
TA IDEX Transamerica Flexible Income	2,858,218	27,639
Growth Equity (46.3%)
TA IDEX American Century Large Company Value	18,575,005	199,681
TA IDEX Great Companies-TechnologySM (a)	8,822,114	33,612
TA IDEX Janus Growth (a)	2,668,193	60,888
TA IDEX Jennison Growth (a)	22,211	217
TA IDEX Marsico Growth (a)	4,882,829	47,754
TA IDEX Salomon All Cap	9,872,426	151,641
TA IDEX Salomon Investors Value	12,486,502	170,566
TA IDEX Transamerica Equity	7,929,679	61,693
Speciality- Real Estate (2.4%)
TA IDEX Clarion Real Estate Securities	2,689,185	37,514
World Equity (11.6%)
TA IDEX American Century International	9,958,127	94,403
TA IDEX Templeton Great Companies Global (a)	3,640,980	87,529
Total Investment Companies (cost: $1,435,987)		1,564,204

Total Investment Securities (cost: $1,435,987)		$1,564,204

SUMMARY:
Investments, at value	99.8%	$1,564,204
Other assets in excess of liabilities	0.2%	3,433
Net assets	100.0%	$1,567,637

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%) (b)
Aggressive Equity (16.1%)
TA IDEX T. Rowe Price Health Sciences	4,270,369	$48,938
TA IDEX T. Rowe Price Small Cap (a)	2,022,156	23,437
TA IDEX Transamerica Growth Opportunities (a)	5,188,487	35,385
TA IDEX Transamerica Small/Mid Cap Value	4,741,685	72,216
Capital Preservation (2.8%)
TA IDEX Transamerica Money Market	30,851,456	30,851
Fixed-Income (42.3%)
TA IDEX PIMCO Real Return TIPS	15,605,292	162,763
TA IDEX PIMCO Total Return	4,407,503	45,706
TA IDEX Transamerica Conservative High-Yield Bond	14,659,620	136,921
TA IDEX Transamerica Convertible Securities	7,489,382	85,454
TA IDEX Transamerica Flexible Income	4,212,265	40,733
Growth Equity (28.0%)
TA IDEX American Century Large Company Value	7,287,530	78,341
TA IDEX Great Companies-TechnologySM (a)	3,922,734	14,946
TA IDEX Janus Growth (a)	910,969	20,788
TA IDEX Marsico Growth (a)	1,777,421	17,383
TA IDEX Salomon All Cap	3,282,786	50,424
TA IDEX Salomon Investors Value	7,329,482	100,121
TA IDEX Transamerica Equity	3,854,355	29,987
Speciality- Real Estate (4.0%)
TA IDEX Clarion Real Estate Securities	3,201,230	44,657
World Equity (6.6%)
TA IDEX American Century International	3,754,125	35,589
TA IDEX Templeton Great Companies Global (a)	1,585,031	38,104
Total Investment Companies (cost: $1,015,848)		1,112,744

Total Investment Securities (cost: $1,015,848)		$1,112,744

SUMMARY:
Investments, at value	99.8%	$1,112,744
Other assets in excess of liabilities	0.2%	1,753
Net assets	100.0%	$1,114,497

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS
At January 31, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Apartments (17.2%)
American Campus Communities, Inc.	60,100	$1,217
Archstone-Smith Trust	106,400	3,650
AvalonBay Communities, Inc. (a)	54,600	3,654
Camden Property Trust (a)	79,160	3,587
Education Realty Trust, Inc. (b)	43,200	725
Essex Property Trust, Inc.	19,000	1,367
Gables Residential Trust	36,900	1,235
Post Properties, Inc.	38,400	1,216
United Dominion Realty Trust, Inc. (a)	195,900	4,353
Health Care (1.6%)
Omega Healthcare Investors, Inc.	166,900	1,873
Hotels (12.4%)
Hilton Hotels Corp.	56,400	1,255
Host Marriott Corp. (a)	265,000	4,240
LaSalle Hotel Properties (a)	41,000	1,244
Starwood Hotels & Resorts Worldwide, Inc.	122,700	7,103
Strategic Hotel Capital, Inc.	80,500	1,237
Industrial Property (11.9%)
AMB Property Corp.	62,600	2,331
Catellus Development Corp.	68,603	1,840
Liberty Property Trust	109,149	4,262
Prologis	157,200	5,996
Office Property (26.2%)
Arden Realty, Inc.	108,350	3,654
Boston Properties, Inc. (a)	105,200	6,078
Corporate Office Properties Trust	92,100	2,370
Equity Office Properties Trust	29,400	823
Maguire Properties, Inc.	125,100	2,959
Prentiss Properties Trust (a)	68,360	2,449
Reckson Associates Realty Corp.	75,100	2,304
SL Green Realty Corp.	91,100	4,849
Trizec Properties, Inc.	246,200	4,360
Vornado Realty Trust	29,700	2,053
Regional Mall (17.0%)
CBL & Associates Properties, Inc.	35,480	2,440
General Growth Properties, Inc.	76,260	2,423
Macerich Co. (The)	64,200	3,673
Mills Corp. (The) (a)	98,800	5,526
Simon Property Group, Inc.	112,700	6,683
Shopping Center (11.0%)
Acadia Realty Trust	79,400	1,275
Developers Diversified Realty Corp.	90,100	3,581
Pan Pacific Retail Properties, Inc.	68,400	3,960
Regency Centers Corp.	91,500	4,520
Storage (1.6%)
Extra Space Storage, Inc.	94,400	1,224
Public Storage, Inc.	14,800	777
Total Common Stocks (cost: $106,627)		120,366

	Principal	Value
SECURITY LENDING COLLATERAL (13.7%)
Debt (12.7%)
Bank Notes (1.6%)
Bank of America
2.27%, due 03/03/2005 (c)	$724	$724
2.27%, due 04/18/2005 (c)	482	482
2.30%, due 06/09/2005 (c)	121	121
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	482	482
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	121	121
Commercial Paper (1.1%)
General Electric Capital Corp.
2.32%, due 02/11/2005	603	603
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	362	362
Ranger Funding - 144A
2.37%, due 02/14/2005	121	121
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	239	239
Euro Dollar Overnight (0.9%)
Bank of Montreal
2.13%, due 02/02/2005	103	103
BNP Paribas
2.30%, due 02/01/2005	603	603
Lloyds TSB Bank
2.28%, due 02/02/2005	152	152
Royal Bank of Scotland
2.27%, due 02/02/2005	241	241
Euro Dollar Terms (6.2%)
Bank of Montreal
2.50%, due 03/02/2005	64	64
Bank of Nova Scotia
2.32%, due 02/08/2005	832	832
BNP Paribas
2.30%, due 02/23/2005	482	482
Calyon
2.44%, due 03/16/2005	362	362
Citigroup
2.31%, due 02/25/2005	1,062	1,062
Den Danske Bank
2.39%, due 02/18/2005	603	603
2.40%, due 02/22/2005	813	813
Dexia Group
2.50%, due 03/21/2005	304	304
Royal Bank of Scotland
2.36%, due 02/17/2005	121	121
2.42%, due 03/07/2005	603	603
2.48%, due 03/18/2005	946	946
Toronto Dominion Bank
2.44%, due 03/16/2005	603	603
Wells Fargo & Co.
2.39%, due 02/22/2005	617	617
2.44%, due 02/22/2005	121	121
Promissory Notes (1.1%)
Goldman Sachs Group, Inc.
2.58%, due 03/29/2005	507	507
2.57%, due 04/27/2005	844	844

Repurchase Agreements (1.8%) (d)
Goldman Sachs Group, Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $712 on 02/01/2005	$712	$712
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $1,448 on 02/01/2005	1,448	1,448

	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American AAdvantage Select
1-day yield of 2.32%	359,982	$360
BGI Institutional Money Market Fund
1-day yield of 2.43%	361,882	362
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	194,017	194
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	324,487	324
Total Security Lending Collateral (cost: $16,638)		16,638

Total Investment Securities (cost: $123,265)		$137,004

SUMMARY:
Investments, at value	112.5%	$137,004
Liabilities in excess of other assets	(12.5)%	(15,198)
Net assets	100.0%	$121,806

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $16,030.

(b)         No dividends were paid during the preceding twelve months.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $2,202, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securites are registered pursuant to Rule 144A of the Securites Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated $722 or 0.6% of the net assets of the Fund.

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS
At January 31, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
PREFERRED STOCKS (0.4%)
Germany (0.4%)
ProSieben SAT.1 Media AG	21,125	$389
Total Preferred Stocks (cost: $369)		389

COMMON STOCKS (94.5%)
Australia (0.5%)
QBE Insurance Group, Ltd.	50,746	600
Belgium (4.3%)
AGFA-Gevaert NV	72,439	2,465
Colruyt SA	6,693	1,125
Mobistar SA (a)	13,373	1,181
Brazil (1.2%)
Cia Energetica de Minas Gerais - ADR	29,381	655
Empresa Brasileira de Aeronautica SA-ADR	23,362	744
Canada (2.5%)
Brascan Corp.-Class A	10,500	358
Canadian Natural Resources, Ltd.	9,378	412
First Quantum Minerals, Ltd. (a)	21,200	325
Noranda, Inc.	13,200	223
RONA, Inc. (a)	40,500	1,475
Denmark (0.6%)
Bang & Olufsen A/S-Class B	9,900	665
France (15.6%)
Altran Technologies SA (a)	176,111	1,931
Bull SA (a)	7,007,246	5,206
Flo Groupe (a)	50,848	404
Galeries Lafayette	11,617	3,195
Lafuma	3,668	323
Lagardere S.C.A.	8,518	643
Michelin (C.G.D.E.)-Class B	8,478	548
Neopost SA	37,733	2,912
PagesJaunes SA (a)	42,763	1,027
Scor SA (a)	237,060	479
Societe Des Autoroutes Paris-Rhin-Rhone (a)	4,427	267
UBISOFT Entertainment (a)	13,420	542
Germany (11.1%)
Adidas-Salomon AG	21,601	3,234
Continental AG	47,243	3,279
Deutz AG (a)	207,025	874
Leoni AG	4,010	282
Linde AG	10,807	686
Man AG	35,510	1,469
Puma AG Rudolf Dassler Sport	5,166	1,273
SGL Carbon AG (a)	99,832	1,392
Hong Kong (0.6%)
Techtronic Industries Co.	309,500	692
Ireland (1.6%)
Anglo Irish Bank Corp. PLC	74,311	1,809
Italy (2.0%)
Arnoldo Mondadori Editore SpA	36,393	406
Davide Campari-Milano SpA	15,833	936

Geox SpA (a)	59,196	$439
Gruppo Coin SpA (a)	120,160	428
Japan (14.7%)
Advan Co., Ltd.	21,500	302
Arrk Corp.	13,800	563
Bank of Yokohama, Ltd. (The)	165,000	1,041
Chiba Bank, Ltd. (The)	167,000	1,107
D&M Holdings, Inc. (a)	188,000	452
Diamond Lease Co., Ltd.	17,400	678
Hino Motors, Ltd.	195,000	1,398
Hitachi Chemical Co., Ltd.	28,500	488
Isetan Co., Ltd.	52,600	625
Ito En, Ltd.	14,900	789
Kuroda Electric Co., Ltd.	16,700	375
Nidec Corp.	8,900	999
Nissin Co., Ltd.	472,500	1,201
NOK Corp.	7,800	224
Pigeon Corp.	34,000	594
Ryohin Keikaku Co., Ltd.	24,800	1,273
THK Co., Ltd.	30,200	603
Toppan Printing Co., Ltd.	40,000	429
Uni-Charm Corp.	20,700	934
United Arrows, Ltd.	46,600	1,101
Yamada Denki Co., Ltd.	32,200	1,357
Netherlands (9.8%)
BE Semiconductor Industries NV (a)	80,201	439
Buhrmann NV	239,036	2,462
Grolsch NV	10,122	305
Hagemeyer NV (a)	433,268	1,050
Heijmans NV	57,366	2,055
Koninklijke BAM NBM NV	53,809	2,782
Koninklijke Wessanen NV	37,684	543
Randstad Holdings NV	6,172	241
Schutterveld NV (a)	42,050	73
Vedior NV	57,530	1,021
New Zealand (0.5%)
NGC Holdings, Ltd.	245,242	534
Spain (5.9%)
AC Aguas de Barcelona (a)	174	4
Cia de Distribucion Integral Logista SA	19,156	1,075
Cintra Concesiones de Infraestructuras de Transporte SA (a)	67,803	804
Fadesa SA (a)	29,960	678
Fomento de Construcciones y Contratas SA	5,534	269
Gestevision Telecinco SA (a)	66,553	1,440
Miquel y Costas	13,701	640
Promotora de Informaciones SA	59,003	1,148
Sociedad General de Aguas de Barcelona SA-Class B	24,614	522
Sweden (0.4%)
Axfood AB	15,500	421
Switzerland (1.3%)
Lindt & Spruengli AG	476	653
Logitech International SA (a)	12,458	763
United Kingdom (21.9%)
Aberdeen Asset Management PLC	30,370	64
Alliance Unichem PLC	19,563	277
Ashtead Group PLC (a)	2,937,790	4,542
AWG PLC	50,315	797
BAE Systems PLC	350,384	1,622
Body Shop International PLC	247,830	848
Burberry Group PLC	88,123	665
Carphone Warehouse Group PLC	106,040	350
Charter PLC (a)	445,397	2,112
Daily Mail and General Trust NV-Class A	21,928	295

Electronics Boutique PLC	876,944	$1,145
Enterprise Inns PLC	83,904	1,179
Hilton Group PLC	99,029	552
ICAP PLC	105,806	570
ITV PLC	563,612	1,241
Lastminute.com PLC (a)	183,233	385
Laura Ashley Holdings PLC (a)	1,419,107	314
Man Group PLC	16,290	418
Next PLC	10,482	311
Pace Micro Technology PLC (a)	489,960	365
Paladin Resources PLC	190,420	616
Photo-Me International PLC	65,000	123
Premier Oil PLC (a)	34,959	379
Regent Inns PLC	214,094	347
Schroders PLC	96,526	1,363
SHL Group PLC	88,374	212
SSL International PLC	217,002	1,350
Surfcontrol PLC (a)	19,808	224
Tullow Oil PLC	179,262	530
Umbro (a)	201,933	406
United Utilities PLC	78,686	950
Total Common Stocks (cost: $98,687)		105,911
Total Investment Securities (cost: $99,056)		$106,300

SUMMARY:
Investments, at value	94.9%	$106,300
Other assets in excess of liabilities	5.1%	5,727
Net assets	100.0%	$112,027

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	127	02/01/2005	$240	$—
British Pound Sterling	49	02/02/2005	92	—
British Pound Sterling	513	02/03/2005	965	1
Euro Dollar	1,077	02/01/2005	1,405	(1)
Euro Dollar	221	02/02/2005	288	—
Euro Dollar	140	02/03/2005	183	—
Japanese Yen	12,127	02/01/2005	118	—
Japanese Yen	20,169	02/02/2005	195	—
Japanese Yen	8,601	02/03/2005	83	—
			$3,569	$0

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                  No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR                     American Depositary Receipt

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Business Services	8.8%	$9,791
Rubber & Misc. Plastic Products	7.4%	8,334
Engineering & Management Services	6.6%	7,454
Computer & Data Processing Services	5.6%	6,357
Computer & Office Equipment	5.5%	6,137
Industrial Machinery & Equipment	4.1%	4,637
Chemicals & Allied Products	3.8%	4,256
Department Stores	3.8%	4,248
Commercial Banks	3.5%	3,957
Radio & Television Broadcasting	3.4%	3,713
Instruments & Related Products	2.3%	2,588
Radio, Television & Computer Stores	2.2%	2,502
Wholesale Trade Durable Goods	2.2%	2,427
Aerospace	2.1%	2,366
Printing & Publishing	2.0%	2,278
Electric, Gas & Sanitary Services	2.0%	2,269
Oil & Gas Extraction	1.8%	1,937
Security & Commodity Brokers	1.8%	1,933
Manufacturing Industries	1.7%	1,930
Manufacturing Industries	1.7%	1,930
Shoe Stores	1.6%	1,726
Food & Kindred Products	1.5%	1,617
Telecommunications	1.4%	1,531
Electronic & Other Electric Equipment	1.3%	1,482
Lumber & Other Building Materials	1.3%	1,475
Automotive	1.3%	1,398
Medical Instruments & Supplies	1.2%	1,350
Misc. General Merchandise Stores	1.1%	1,273
Beer, Wine & Distilled Beverages	1.1%	1,241
Food Stores	1.0%	1,125

Electronic Components & Accessories	1.0%	1,096
Insurance	0.9%	1,079
Public Administration	0.9%	1,071
Holding & Other Investment Offices	0.8%	844
Beverages	0.7%	789
Real Estate	0.6%	678
Personal Credit Institutions	0.6%	678
Apparel Products	0.6%	665
Electric Services	0.6%	655
Paper & Paper Products	0.6%	640
Amusement & Recreation Services	0.5%	552
Metal Mining	0.5%	548
Gas Production & Distribution	0.5%	534
Leather & Leather Products	0.4%	439
Pharmaceuticals	0.2%	277
Construction	0.2%	269
Motor Vehicles, Parts & Supplies	0.2%	224
Investments, at value	94.9%	106,300
Other assets in excess of liabilities	5.1%	5,727
Net assets	100.0%	$112,027

TA IDEX Federated Tax Exempt

SCHEDULE OF INVESTMENTS
At January 31, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
LONG-TERM MUNICIPAL BONDS (98.3%)
Alabama (1.8%)
Alabama Water Pollution Control Authority, Revenue Bonds,	$500	$558
5.50%, due 08/15/2023
California (4.2%)
California Health Facilities Financing Authority, (Catholic Healthcare West), Revenue Bonds, Series I, (a)	145	152
4.95%, due 07/01/2026
California State, General Obligation Bonds,	500	557
5.25%, due 02/01/2014
Torrance, CA, (Torrance Memorial Medical Center), Revenue Bonds, Series A,	500	564
6.00%, due 06/01/2022
Colorado (1.9%)
Colorado Department of Transportation, Revenue Bonds, Series A,	500	572
5.50%, due 06/15/2015
District of Columbia (1.9%)
District of Columbia Water & Sewer Authority, Revenue Bonds,	500	586
5.50%, due 10/01/2017
Illinois (8.8%)
Illinois Educational Facilities Authority, (Loyola University), Revenue Bonds, Series A,	500	516
5.00%, due 07/01/2026
Illinois State Partnership, Department of Central Management, Public Improvements, General Obligations Bonds,	1,000	1,063
5.65%, due 07/01/2017
McHenry County, IL, Community Unit School District No. 200, Prerefunded, Series A,	770	840
5.85%, due 01/01/2016
McHenry County, IL, Community Unit School District No. 200, Unrefunded, Series A,	230	249
5.85%, due 01/01/2016
Indiana (6.4%)
Indiana Health Facility Financing Authority, (Community Foundation Northwest, IN), Revenue Bonds,	300	318
6.25%, due 03/01/2025
Indiana State Development Finance Authority, (USX Corp./Marathon Oil Co.), Revenue Bonds,	500	554
5.25%, due 12/01/2022
Indianapolis, IN, (Distribution System), Revenue Bonds, Series A,	1,000	1,077
5.25%, due 08/15/2012
Iowa (1.8%)
Iowa State, Certificates of Participation, Revenue Bonds,	535	537
6.50%, due 07/01/2006
Louisiana (1.7%)
Sabine River Authority, (International Paper Co.), Water Facilities, Revenue Bonds,	500	531
6.20%, due 02/01/2025

Massachusetts (1.8%)
Massachusetts State Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Services), Revenue Bonds,	$500	$558
6.38%, due 07/01/2023
Michigan (3.7%)
Cornell Township, MI, Economic Development Corp., (MeadWestvaco/Mead Corp.), Revenue Bonds,	500	553
5.88%, due 05/01/2018
Michigan Municipal Bond Authority, Revenue Bonds,	500	569
5.50%, due 10/01/2022
Minnesota (1.8%)
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, (Group Health Plan, Inc.), Revenue Bonds,	500	542
6.00%, due 12/01/2019
Mississippi (2.0%)
Lowndes County, MS, Solid Waste Disposal & Pollution Control, (Weyerhaeuser Co.), Revenue Bonds,	500	599
6.70%, due 04/01/2022
Nevada (3.1%)
Clark County, NV, Industrial Development, (Southwest Gas Corp.), Revenue Bonds, (a)	400	426
5.45%, due 03/01/2038
Clark County, NV, School District, General Obligations Bonds, Series F,	500	518
5.00%, due 06/15/2006
New Hampshire (0.3%)
New Hampshire State Housing Finance Authority, Single Family Mortgage, Revenue Bonds, Series C,	100	101
6.13%, due 01/01/2020
New Jersey (0.7%)
New Jersey Economic Development Authority, (Winchester Gardens/Marcus L Ward Home), Revenue Bonds, Series A,	200	207
5.80%, due 11/01/2031
New Mexico (0.7%)
New Mexico Mortgage Finance Authority, Revenue Bonds,	195	207
6.05%, due 09/01/2021
New York (14.5%)
Hempstead Town, NY, Industrial Development Agency, (Hofstra University), Revenue Bonds,	500	509
4.63%, due 07/01/2021
New York City, NY, City Industrial Development Agency, (New York University), Revenue Bonds,	250	278
5.38%, due 07/01/2017
New York State Mortgage Agency, Revenue Bonds, Series 95,	500	535
5.50%, due 10/01/2017
New York, NY, City Transitional Finance Authority, Revenue Bonds,	360	407
5.50%, due 02/15/2019
New York, NY, City Transitional Finance Authority, Revenue Bonds,	640	713
5.50%, due 02/15/2019
New York, NY, General Obligation Bonds, Series G,	500	525
5.00%, due 12/01/2025
Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co. LLC), Revenue Bonds, Series D, (a)	500	537
5.55%, due 11/15/2024
United Nations Development Corp., Revenue Bonds, Series A,	250	263
5.25%, due 07/01/2024

Warwick Valley Central School District, NY, General Obligations Bonds,	$570	$635
5.50%, due 01/15/2017
North Carolina (4.0%)
North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series A,	500	547
5.50%, due 01/01/2012
North Carolina Medical Care Commission, (Arc of North Carolina),	240	244
5.50%, due 10/01/2024
North Carolina State Housing Finance Agency, Revenue Bonds,	420	437
5.25%, due 01/01/2022
North Dakota (0.9%)
North Dakota State Housing Finance Agency, Revenue Bonds, Series C,	270	274
6.00%, due 07/01/2020
Ohio (6.4%)
Cleveland, OH, Municipal School District,	300	330
5.25%, due 12/01/2024
Ohio State Air Quality Development Authority, (Cleveland Electric Illumination), Revenue Bonds,	500	531
6.00%, due 12/01/2013
Ohio State, General Obligations Bonds, Series A,	500	557
5.38%, due 09/15/2017
Ohio State, Highway Improvement, Revenue Bonds,	500	518
5.00%, due 06/15/2006
Pennsylvania (6.5%)
Pennsylvania State Higher Educational Facilities Authority, (LaSalle University), Revenue Bonds,	350	365
5.25%, due 05/01/2023
Pennsylvania State Higher Educational Facilities Authority, (UPMC Health System), Revenue Bonds,	500	560
6.00%, due 01/15/2022
Pennsylvania State University, Revenue Bonds,	500	527
5.00%, due 09/01/2029
Sayre, PA, Health Care Facilities Authority, (Guthrie Healthcare System), Revenue Bonds,	500	539
5.75%, due 12/01/2021
Rhode Island (5.4%)
Providence, RI, Public Building Authority, Revenue Bonds, Series A,	500	571
5.70%, due 12/15/2015
Rhode Island Clean Water Finance Agency, (Triton Ocean LLC), Revenue Bonds,	1,000	1,080
5.80%, due 09/01/2022
South Dakota (1.7%)
South Dakota Housing Development Authority, Revenue Bonds, Series C,	500	531
5.35%, due 05/01/2022
Tennessee (3.5%)
Memphis-Shelby County, TN, Airport Authority, (Federal Express Corp.), Revenue Bonds,	500	539
5.00%, due 09/01/2009
Tennessee Housing Development Agency, Revenue Bonds,	495	530
5.38%, due 01/01/2018
Texas (5.1%)
Kingsbridge, TX, Municipal Utility District, General Obligations Bonds,	500	527
5.38%, due 03/01/2015
Port Houston Authority, Harris County, General Obligation Bonds, Series A,	500	554
5.50%, due 10/01/2024

Sabine River Authority, (TXU Energy Co. LLC), Revenue Bonds, Series A,
5.80%, due 07/01/2022	$165	$177
Sabine River, TX, Authority, (TXU Energy Co. LLC),
6.15%, due 08/01/2022	250	278
Washington (3.8%)
Energy Northwest, WA, Electric, (Bonneville Power Administration), Revenue Bonds, Series A,
5.75%, due 07/01/2018	500	572
University of Washington, Student Facilities Improvements, Revenue Bonds,
5.88%, due 06/01/2016	500	570
Wyoming (3.9%)
Wyoming State Farm Loan Board, Capital Facilities, Revenue Bonds,
5.75%, due 10/01/2020	1,000	1,182
Total Long-Term Municipal Bonds (cost: $27,721)		29,896

SHORT-TERM MUNICIPAL BONDS (0.7%)
Indiana Health Facility Financing Authority, (Clarian Health Partners),
1.74%, due 03/01/2030 (a)	200	200
Total Short-Term Municipal Bonds (cost: $200)		200
Total Investment Securities (cost: $27,921)		$30,096

SUMMARY:
Investments, at value	99.0%	$30,096
Other assets in excess of liabilities	1.0%	315
Net assets	100.0%	$30,411

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          Floating or variable rate note. Rate is listed as of January 31, 2005.

TA IDEX Great Companies - AmericaSM

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Aerospace (7.0%)
United Technologies Corp.	83,802	$8,437
Beverages (4.7%)
PepsiCo, Inc.	105,000	5,638
Business Services (12.2%)
First Data Corp.	190,900	7,777
Omnicom Group, Inc. (a)	80,000	6,791
Chemicals & Allied Products (11.6%)
Colgate-Palmolive Co.	151,800	7,976
Ecolab, Inc.	72,000	2,423
Procter & Gamble Co.	65,000	3,460
Commercial Banks (4.6%)
Citigroup, Inc.	112,100	5,498
Computer & Office Equipment (4.8%)
International Business Machines Corp.	61,380	5,734
Electronic & Other Electric Equipment (7.4%)
General Electric Co.	245,600	8,874
Electronic Components & Accessories (4.7%)
Texas Instruments, Inc.	240,501	5,582
Insurance (4.7%)
American International Group, Inc.	85,700	5,681
Medical Instruments & Supplies (9.9%)
Medtronic, Inc.	142,800	7,496
Zimmer Holdings, Inc. (b)	55,200	4,353
Paper & Allied Products (4.7%)
3M Co.	67,100	5,661
Pharmaceuticals (9.6%)
Abbott Laboratories	124,500	5,605
Johnson & Johnson	37,100	2,400
Wyeth	86,500	3,428
Security & Commodity Brokers (12.2%)
American Express Co.	103,000	5,495
Goldman Sachs Group, Inc.	50,400	5,436
Merrill Lynch & Co., Inc.	60,400	3,628
Total Common Stocks (cost: $105,385)		117,373

	Principal	Value
SECURITY LENDING COLLATERAL (5.1%)
Debt (4.7%)
Bank Notes (0.6%)
Bank of America
2.27%, due 03/03/2005 (c)	$268	$268
2.27%, due 04/18/2005 (c)	178	178
2.30%, due 06/09/2005 (c)	45	45
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	178	178
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	45	45

Commercial Paper (0.4%)
General Electric Capital Corp.
2.32%, due 02/11/2005	$223	$223
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	134	134
Ranger Funding - 144A
2.37%, due 02/14/2005	45	45
Sheffield Receivables Corp. - 144A
2.34%, due 02/11/2005	88	88
Euro Dollar Overnight (0.3%)
Bank of Montreal
2.13%, due 02/02/2005	38	38
BNP Paribas
2.30%, due 02/01/2005	223	223
Lloyds TSB Bank
2.28%, due 02/02/2005	56	56
Royal Bank of Scotland
2.27%, due 02/02/2005	89	89
Euro Dollar Terms (2.3%)
Bank of Montreal
2.50%, due 03/02/2005	24	24
Bank of Nova Scotia
2.32%, due 02/08/2005	308	308
BNP Paribas
2.30%, due 02/23/2005	178	178
Calyon
2.44%, due 03/16/2005	134	134
Citigroup
2.31%, due 02/25/2005	393	393
Den Danske Bank
2.39%, due 02/18/2005	223	223
2.40%, due 02/22/2005	301	301
Dexia Group
2.50%, due 03/21/2005	112	112
Royal Bank of Scotland
2.36%, due 02/17/2005	45	45
2.42%, due 03/07/2005	223	223
2.48%, due 03/18/2005	350	350
Toronto Dominion Bank
2.44%, due 03/16/2005	223	223
Wells Fargo & Co.
2.39%, due 02/22/2005	228	228
2.44%, due 02/22/2005	45	45
Promissory Notes (0.4%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	187	187
2.57%, due 04/27/2005	312	312
Repurchase Agreements (0.7%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $263 on 02/01/2005	263	263
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $535 on 02/01/2005	535	535

	Shares	Value
Investment Companies (0.4%)
Money Market Funds (0.4%)
American AAdvantage Select
1-day yield of 2.32%	133,135	$133
BGI Institutional Money Market Fund
1-day yield of 2.43%	133,838	134
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	71,755	72
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	120,007	120
Total Security Lending Collateral (cost: $6,153)		6,153

Total Investment Securities (cost: $111,538)		$123,526

SUMMARY:
Investments, at value	103.2%	$123,526
Liabilities in excess of other assets	(3.2)%	(3,865)
Net assets	100.0%	$119,661

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $5,974.

(b)         No dividends were paid during the preceding twelve months.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $815, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated $267 or 0.2% of the net assets of the Fund.

TA IDEX Great Companies - TechnologySM

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.9%)
Business Services (11.4%)
eBay, Inc. (a)	32,500	$2,649
First Data Corp.	190,583	7,764
Communications Equipment (6.0%)
QUALCOMM, Inc.	146,000	5,437
Computer & Data Processing Services (18.3%)
Electronic Arts, Inc. (a) (b)	50,900	3,275
Microsoft Corp.	306,700	8,060
Symantec Corp. (a)	106,600	2,489
Yahoo!, Inc. (a)	80,120	2,821
Computer & Office Equipment (28.9%)
Cisco Systems, Inc. (a)	341,860	6,167
Dell, Inc. (a)	165,500	6,911
EMC Corp. (a)	490,800	6,429
International Business Machines Corp.	72,400	6,764
Electronic Components & Accessories (20.8%)
Analog Devices, Inc. (b)	118,600	4,257
Intel Corp.	109,524	2,459
Linear Technology Corp.	116,300	4,389
Texas Instruments, Inc.	139,800	3,245
Xilinx, Inc.	157,700	4,603
Industrial Machinery & Equipment (3.3%)
Applied Materials, Inc. (a)	191,300	3,042
Instruments & Related Products (5.6%)
Waters Corp. (a)	103,240	5,067
Pharmaceuticals (4.6%)
Amgen, Inc. (a)	67,700	4,214
Total Common Stocks (cost: $85,905)		90,042

	Principal	Value
SECURITY LENDING COLLATERAL (7.4%)
Debt (6.8%)
Bank Notes (0.8%)
Bank of America
2.27%, due 03/03/2005 (c)	$293	$293
2.27%, due 04/18/2005 (c)	195	195
2.30%, due 06/09/2005 (c)	49	49
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	195	195
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	49	49
Commercial Paper (0.6%)
General Electric Capital Corp.
2.32%, due 02/11/2005	244	244
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	146	146
Ranger Funding - 144A
2.37%, due 02/14/2005	49	49

Sheffield Receivables Corp. - 144A
2.34%, due 02/11/2005	$97	$97
Euro Dollar Overnight (0.5%)
Bank of Montreal
2.13%, due 02/02/2005	42	42
BNP Paribas
2.30%, due 02/01/2005	244	244
Lloyds TSB Bank
2.28%, due 02/02/2005	62	62
Royal Bank of Scotland
2.27%, due 02/02/2005	98	98
Euro Dollar Terms (3.3%)
Bank of Montreal
2.50%, due 03/02/2005	26	26
Bank of Nova Scotia
2.32%, due 02/08/2005	337	337
BNP Paribas
2.30%, due 02/23/2005	195	195
Calyon
2.44%, due 03/16/2005	146	146
Citigroup
2.31%, due 02/25/2005	430	430
Den Danske Bank
2.39%, due 02/18/2005	244	244
2.40%, due 02/22/2005	329	329
Dexia Group
2.50%, due 03/21/2005	123	123
Royal Bank of Scotland
2.36%, due 02/17/2005	49	49
2.42%, due 03/07/2005	244	244
2.48%, due 03/18/2005	383	383
Toronto Dominion Bank
2.44%, due 03/16/2005	244	244
Wells Fargo & Co.
2.39%, due 02/22/2005	250	250
2.44%, due 02/22/2005	49	49
Promissory Notes (0.6%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	205	205
2.57%, due 04/27/2005	342	342
Repurchase Agreements (1.0%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $288 on 02/01/2005	288	288
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $586 on 02/01/2005	586	586

	Shares	Value
Investment Companies (0.6%)
Money Market Funds (0.6%)
American AAdvantage Select
1-day yield of 2.32%	145,742	$146
BGI Institutional Money Market Fund
1-day yield of 2.43%	146,511	147
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	78,550	79

Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	131,372	$131
Total Security Lending Collateral (cost: $6,736)		6,736

Total Investment Securities (cost: $92,641)		$96,778

SUMMARY:
Investments, at value	106.3%	$96,778
Liabilities in excess of other assets	(6.3)%	(5,707)
Net assets	100.0%	$91,071

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $6,510.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $892, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated $292 or 0.3% of the net assets of the Fund.

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.4%)
Air Transportation (1.4%)
FedEx Corp.	162,715	$15,564
Amusement & Recreation Services (1.1%)
Harrah’s Entertainment, Inc.	205,625	13,004
Beer, Wine & Distilled Beverages (0.7%)
LVMH Moet Hennessy Louis Vuitton SA	121,345	8,431
Business Services (5.5%)
Clear Channel Communications, Inc.	1,365,840	44,294
eBay, Inc. (a)	193,435	15,765
Manpower, Inc.	42,280	2,057
Chemicals & Allied Products (1.6%)
Procter & Gamble Co.	332,230	17,685
Commercial Banks (5.7%)
Citigroup, Inc.	437,245	21,447
MBNA Corp.	1,136,430	30,206
Providian Financial Corp. (a) (b)	816,075	13,612
Communication (5.5%)
Liberty Media Corp.-Class A	3,847,411	40,167
Liberty Media International, Inc.-Class A (a) (b)	182,633	8,270
XM Satellite Radio Holdings, Inc.-Class A (a) (b)	457,380	14,595
Communications Equipment (3.4%)
Motorola, Inc.	955,860	15,045
Research In Motion, Ltd. (a)	338,270	24,115
Computer & Data Processing Services (11.0%)
Amdocs, Ltd. (a)	289,355	8,608
Check Point Software Technologies, Ltd. (a)	491,240	11,927
Checkfree Corp. (a) (b)	409,200	15,959
NAVTEQ Corp. (a)	332,400	12,728
Yahoo!, Inc. (a)	2,149,240	75,675
Computer & Office Equipment (2.4%)
Cisco Systems, Inc. (a)	870,197	15,698
Lexmark International, Inc. (a) (b)	140,890	11,743
Construction (1.0%)
Pulte Homes, Inc.	178,525	11,797
Electronic Components & Accessories (3.1%)
Advanced Micro Devices, Inc. (a) (b)	364,750	5,763
Intel Corp.	504,880	11,335
Maxim Integrated Products, Inc.	476,915	18,604
Furniture & Fixtures (2.8%)
Kinetic Concepts, Inc. (a)	493,170	32,056
Hotels & Other Lodging Places (5.8%)
Four Seasons Hotels, Inc. (b)	105,455	8,116
Marriott International, Inc.-Class A	426,930	26,973
Starwood Hotels & Resorts Worldwide, Inc.	529,140	30,632
Instruments & Related Products (1.5%)
Alcon, Inc. (b)	210,710	16,688
Insurance (6.6%)
Aetna, Inc.	117,315	14,905
UnitedHealth Group, Inc.	683,775	60,788

Lumber & Other Building Materials (0.5%)
Lowe’s Cos., Inc.	100,975	$5,755
Medical Instruments & Supplies (10.6%)
Biomet, Inc.	428,170	18,189
Boston Scientific Corp. (a)	705,005	23,307
Medtronic, Inc.	1,300,245	68,250
Varian Medical Systems, Inc. (a) (b)	304,175	11,477
Oil & Gas Extraction (1.8%)
GlobalSantaFe Corp.	579,375	20,487
Paper & Allied Products (1.2%)
3M Co.	163,670	13,807
Personal Credit Institutions (1.3%)
SLM Corp.	294,480	14,780
Pharmaceuticals (7.6%)
Celgene Corp. (a)(b)	959,700	26,238
Elan Corp. PLC-ADR (a) (b)	141,745	3,817
Genentech, Inc. (a)	352,075	16,797
Roche Holding AG	377,529	40,232
Radio & Television Broadcasting (1.4%)
IAC/InterActive Corp. (a) (b)	672,865	16,303
Restaurants (1.6%)
McDonald’s Corp.	561,045	18,172
Retail Trade (2.6%)
Staples, Inc. (b)	895,085	29,305
Variety Stores (0.5%)
Wal-Mart Stores, Inc.	107,095	5,612
Water Transportation (5.2%)
Carnival Corp. (b)	350,540	20,191
Royal Caribbean Cruises, Ltd. (b)	730,160	38,698
Total Common Stocks (cost: $844,782)		1,065,669

	Principal	Value
SECURITY LENDING COLLATERAL (9.0%)
Debt (8.3%)
Bank Notes (1.0%)
Bank of America
2.27%, due 03/03/2005 (c)	$4,459	$4,459
2.27%, due 04/18/2005 (c)	2,973	2,973
2.30%, due 06/09/2005 (c)	743	743
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	2,973	2,973
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	743	743
Commercial Paper (0.7%)
General Electric Capital Corp.
2.32%, due 02/11/2005	3,716	3,716
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	2,230	2,230
Ranger Funding - 144A
2.37%, due 02/14/2005	743	743
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	1,472	1,472
Euro Dollar Overnight (0.6%)
Bank of Montreal
2.13%, due 02/02/2005	632	632
BNP Paribas
2.30%, due 02/01/2005	3,716	3,716
Lloyds TSB Bank
2.28%, due 02/02/2005	936	936

Royal Bank of Scotland
2.27%, due 02/02/2005	$1,487	$1,487
Euro Dollar Terms (4.1%)
Bank of Montreal
2.50%, due 03/02/2005	397	397
Bank of Nova Scotia
2.32%, due 02/08/2005	5,128	5,128
BNP Paribas
2.30%, due 02/23/2005	2,973	2,973
Calyon
2.44%, due 03/16/2005	2,230	2,230
Citigroup
2.31%, due 02/25/2005	6,540	6,540
Den Danske Bank
2.39%, due 02/18/2005	3,716	3,716
2.40%, due 02/22/2005	5,009	5,009
Dexia Group
2.50%, due 03/21/2005	1,873	1,873
Royal Bank of Scotland
2.36%, due 02/17/2005	743	743
2.42%, due 03/07/2005	3,716	3,716
2.48%, due 03/18/2005	5,827	5,827
Toronto Dominion Bank
2.44%, due 03/16/2005	3,716	3,716
Wells Fargo & Co.
2.39%, due 02/22/2005	3,805	3,805
2.44%, due 02/22/2005	743	743
Promissory Notes (0.7%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	3,122	3,122
2.57%, due 04/27/2005	5,203	5,203
Repurchase Agreements (1.2%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $4,385 on 02/01/2005	4,385	4,385
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $8,919 on 02/01/2005	8,919	8,919

	Shares	Value
Investment Companies (0.7%)
Money Market Funds (0.7%)
American AAdvantage Select
1-day yield of 2.32%	2,217,931	$2,218
BGI Institutional Money Market Fund
1-day yield of 2.43%	2,229,632	2,230
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	1,195,381	1,195
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	1,999,237	1,999
Total Security Lending Collateral (cost: $102,510)		102,510

Total Investment Securities (cost: $947,292)		$1,168,179

SUMMARY:
Investments, at value	102.4%	$1,168,179
Liabilities in excess of other assets	(2.4)%	(27,518)
Net assets	100.0%	$1,140,661

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $99,270.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $13,570, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securites Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated $4,445 or 0.4% of the net assets of the Fund.

ADR                     American Depositary Receipt

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Apparel & Accessory Stores (2.0%)
Chico’s FAS, Inc. (a) (b)	44,300	$2,334
Business Services (3.2%)
eBay, Inc. (b)	46,100	3,757
Chemicals & Allied Products (2.8%)
Lauder (Estee) Cos., Inc. (The)-Class A (a)	30,700	1,386
Procter & Gamble Co.	34,300	1,826
Commercial Banks (2.2%)
Morgan Chase & Co. (J.P.)	67,100	2,505
Communication (0.6%)
XM Satellite Radio Holdings, Inc.-Class A (a) (b)	20,800	664
Communications Equipment (3.5%)
QUALCOMM, Inc.	67,900	2,529
Research In Motion, Ltd. (b)	13,600	969
Sirius Satellite Radio, Inc. (a) (b)	88,300	584
Computer & Data Processing Services (15.9%)
Adobe Systems, Inc.	20,100	1,144
Electronic Arts, Inc. (b)	49,600	3,191
Google, Inc.-Class A (a) (b)	18,700	3,658
Mercury Interactive Corp. (b)	30,800	1,348
Microsoft Corp.	111,000	2,917
NAVTEQ Corp. (b)	17,900	685
SAP AG-ADR	50,900	1,971
Yahoo!, Inc. (b)	103,800	3,655
Computer & Office Equipment (8.4%)
Apple Computer, Inc. (b)	43,500	3,345
Cisco Systems, Inc. (b)	127,100	2,293
Dell, Inc. (b)	62,600	2,614
International Business Machines Corp.	10,100	943
Lexmark International, Inc. (b)	7,300	608
Electronic & Other Electric Equipment (5.2%)
General Electric Co.	125,000	4,516
Harman International Industries, Inc.	12,400	1,508
Electronic Components & Accessories (2.9%)
Marvell Technology Group, Ltd. (b)	63,700	2,131
Maxim Integrated Products, Inc.	31,400	1,225
Fabricated Metal Products (1.0%)
Gillette Co. (The)	22,300	1,131
Food & Kindred Products (0.8%)
Cadbury Schweppes PLC-ADR	26,700	969
Food Stores (2.1%)
Whole Foods Market, Inc. (a)	27,900	2,495
Furniture & Home Furnishings Stores (2.6%)
Bed Bath & Beyond, Inc. (b)	53,800	2,168
Williams-Sonoma, Inc. (a) (b)	23,400	810
Health Services (1.2%)
Caremark Rx, Inc. (b)	34,800	1,361
Instruments & Related Products (2.4%)
Agilent Technologies, Inc. (b)	71,900	1,590
Alcon, Inc. (a)	15,200	1,204

Insurance (4.9%)
American International Group, Inc.	24,900	$1,651
UnitedHealth Group, Inc.	23,300	2,071
WellPoint Health Networks Inc. (b)	16,200	1,968
Leather & Leather Products (1.1%)
Coach, Inc. (b)	21,800	1,223
Lumber & Other Building Materials (1.0%)
Lowe’s Cos., Inc.	21,400	1,220
Medical Instruments & Supplies (0.1%)
St. Jude Medical, Inc. (b)	3,200	126
Oil & Gas Extraction (4.0%)
Schlumberger, Ltd.	43,300	2,946
Total SA-ADR	15,700	1,688
Petroleum Refining (0.9%)
Suncor Energy, Inc.	33,600	1,075
Pharmaceuticals (12.1%)
Allergan, Inc.	20,100	1,527
Amgen, Inc. (b)	37,800	2,353
Genentech, Inc. (b)	54,600	2,605
Gilead Sciences, Inc. (b)	37,500	1,241
Lilly (Eli) & Co.	40,700	2,208
Medimmune, Inc. (b)	2,600	61
Novartis AG-ADR	47,900	2,293
Roche Holding AG-ADR	33,938	1,808
Radio & Television Broadcasting (0.7%)
Univision Communications, Inc.-Class A (b)	29,800	814
Restaurants (1.8%)
Starbucks Corp. (b)	39,200	2,117
Retail Trade (0.8%)
Petsmart, Inc. (a)	32,600	985
Security & Commodity Brokers (7.1%)
American Express Co.	53,800	2,870
Charles Schwab Corp. (The)	93,800	1,054
Goldman Sachs Group, Inc.	17,700	1,909
Merrill Lynch & Co., Inc.	40,500	2,433
Telecommunications (1.5%)
Nextel Communications, Inc.-Class A (b)	60,500	1,736
Trucking & Warehousing (1.6%)
United Parcel Service, Inc.-Class B	25,000	1,867
Variety Stores (3.3%)
Costco Wholesale Corp.	22,100	1,045
Target Corp.	56,300	2,858
Total Common Stocks (cost: $107,095)		113,786

	Principal	Value
SECURITY LENDING COLLATERAL (11.4%)
Debt (10.6%)
Bank Notes (1.3%)
Bank of America
2.27%, due 03/03/2005 (c)	$580	$580
2.27%, due 04/18/2005 (c)	386	386
2.30%, due 06/09/2005 (c)	97	97
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	386	386
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	97	97
Commercial Paper (0.9%)
General Electric Capital Corp.
2.32%, due 02/11/2005	483	483

Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	$290	$290
Ranger Funding - 144A
2.37%, due 02/14/2005	97	97
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	191	191
Euro Dollar Overnight (0.8%)
Bank of Montreal
2.13%, due 02/02/2005	82	82
BNP Paribas
2.30%, due 02/01/2005	483	483
Lloyds TSB Bank
2.28%, due 02/02/2005	122	122
Royal Bank of Scotland
2.27%, due 02/02/2005	193	193
Euro Dollar Terms (5.2%)
Bank of Montreal
2.50%, due 03/02/2005	52	52
Bank of Nova Scotia
2.32%, due 02/08/2005	666	666
BNP Paribas
2.30%, due 02/23/2005	386	386
Calyon
2.44%, due 03/16/2005	290	290
Citigroup
2.31%, due 02/25/2005	850	850
Den Danske Bank
2.39%, due 02/18/2005	483	483
2.40%, due 02/22/2005	651	651
Dexia Group
2.50%, due 03/21/2005	243	243
Royal Bank of Scotland
2.36%, due 02/17/2005	97	97
2.42%, due 03/07/2005	483	483
2.48%, due 03/18/2005	757	757
Toronto Dominion Bank
2.44%, due 03/16/2005	483	483
Wells Fargo & Co.
2.39%, due 02/22/2005	494	494
2.44%, due 02/22/2005	97	97
Promissory Notes (0.9%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	406	406
2.57%, due 04/27/2005	676	676
Repurchase Agreements (1.5%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $570 on 02/01/2005	570	570
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $1,159 on 02/01/2005	1,159	1,159

	Shares	Value
Investment Companies (0.8%)
Money Market Funds (0.8%)
American AAdvantage Select
1-day yield of 2.32%	288,259	$288
BGI Institutional Money Market Fund
1-day yield of 2.43%	289,780	290
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	155,361	155
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	259,836	260
Total Security Lending Collateral (cost: $13,323)		13,323

Total Investment Securities (cost: $120,418)		$127,109

SUMMARY:
Investments, at value	109.1%	$127,109
Liabilities in excess of other assets	(9.1)%	(10,587)
Net assets	100.0%	$116,522

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $12,970.

(b)         No dividends were paid during the preceding twelve months.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $1,764, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated $578 or 0.5% of the net assets of the Fund.

ADR                     American Depositary Receipt

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (88.1%)
Aerospace (3.1%)
General Dynamics Corp.	13,889	$1,434
Lockheed Martin Corp. (a)	24,274	1,403
United Technologies Corp.	5,348	538
Air Transportation (3.7%)
FedEx Corp.	41,915	4,009
Automotive (0.4%)
Harley-Davidson, Inc.	6,711	403
Beverages (0.5%)
PepsiCo, Inc.	9,870	530
Business Services (0.1%)
Getty Images, Inc. (a) (b)	2,023	141
Chemicals & Allied Products (4.2%)
Monsanto Co.	8,386	454
Procter & Gamble Co.	76,729	4,084
Commercial Banks (4.1%)
Citigroup, Inc.	62,160	3,049
UBS AG	11,031	896
UBS AG (Foreign Registered)	1,892	154
UCBH Holdings, Inc.	9,245	407
Communications Equipment (3.6%)
QUALCOMM, Inc.	88,047	3,279
Telefonaktiebolaget LM Ericsson - ADR (a) (b)	23,269	682
Computer & Data Processing Services (3.6%)
Electronic Arts, Inc. (b)	55,954	3,600
Pixar, Inc. (a) (b)	3,988	348
Computer & Office Equipment (3.2%)
Dell, Inc. (b)	82,703	3,454
Construction (1.4%)
KB Home	7,869	855
MDC Holdings, Inc.	9,079	661
Drug Stores & Proprietary Stores (0.7%)
CVS Corp.	15,734	729
Electronic & Other Electric Equipment (5.1%)
General Electric Co.	145,757	5,266
Harman International Industries, Inc.	2,598	316
Electronic Components & Accessories (1.6%)
Tyco International, Ltd.	47,468	1,716
Furniture & Home Furnishings Stores (0.7%)
Bed Bath & Beyond, Inc. (b)	17,555	707
Health Services (1.0%)
Quest Diagnostics, Inc.	11,660	1,111
Hotels & Other Lodging Places (2.4%)
MGM Mirage, Inc. (b)	15,590	1,120
Wynn Resorts, Ltd. (a) (b)	23,281	1,526
Industrial Machinery & Equipment (2.6%)
Caterpillar, Inc.	32,092	2,859

Insurance (7.7%)
Aetna, Inc.	2,549	$324
PacifiCare Health Systems, Inc. (b)	7,482	460
UnitedHealth Group, Inc.	79,683	7,084
WellPoint Health Networks, Inc. (b)	4,468	543
Lumber & Other Building Materials (2.7%)
Lowe’s Cos., Inc.	51,173	2,916
Medical Instruments & Supplies (6.0%)
Boston Scientific Corp. (b)	10,283	340
Medtronic, Inc.	26,580	1,395
St. Jude Medical, Inc. (b)	48,852	1,919
Wright Medical Group, Inc. (b)	3,479	96
Zimmer Holdings, Inc. (b)	35,921	2,832
Mortgage Bankers & Brokers (3.4%)
Countrywide Financial Corp.	101,299	3,748
Personal Credit Institutions (4.4%)
SLM Corp.	95,814	4,809
Pharmaceuticals (6.6%)
Genentech, Inc. (b)	89,657	4,278
Pfizer, Inc.	120,601	2,914
Real Estate (0.1%)
St. Joe Co. (The)	1,753	121
Residential Building Construction (1.8%)
Lennar Corp.-Class A	24,130	1,363
Toll Brothers, Inc. (a) (b)	7,348	574
Restaurants (2.6%)
Starbucks Corp. (a) (b)	33,938	1,833
Yum! Brands, Inc.	21,622	1,002
Retail Trade (0.3%)
Tiffany & Co.	11,651	366
Rubber & Misc. Plastic Products (1.9%)
NIKE, Inc.-Class B	23,210	2,011
Security & Commodity Brokers (5.7%)
Chicago Mercantile Exchange	9,054	1,942
Goldman Sachs Group, Inc.	23,817	2,569
Merrill Lynch & Co., Inc.	27,343	1,643
Transportation Equipment (0.1%)
Brunswick Corp.	3,209	148
Variety Stores (0.9%)
Target Corp. (a)	20,191	1,025
Water Transportation (1.9%)
Royal Caribbean Cruises, Ltd.	38,628	2,047
Total Common Stocks (cost: $79,613)		96,033

	Principal	Value
SECURITY LENDING COLLATERAL (6.3%)
Debt (5.8%)
Bank Notes (0.7%)
Bank of America
2.27%, due 03/03/2005 (c)	$298	$298
2.27%, due 04/18/2005 (c)	198	198
2.30%, due 06/09/2005 (c)	50	50
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	199	198
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	50	50

Commercial Paper (0.5%)
General Electric Capital Corp.
2.32%, due 02/11/2005	$248	$248
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	149	149
Ranger Funding - 144A
2.37%, due 02/14/2005	50	50
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	98	98
Euro Dollar Overnight (0.4%)
Bank of Montreal
2.13%, due 02/02/2005	42	42
BNP Paribas
2.30%, due 02/01/2005	248	248
Lloyds TSB Bank
2.28%, due 02/02/2005	63	63
Royal Bank of Scotland
2.27%, due 02/02/2005	99	99
Euro Dollar Terms (2.9%)
Bank of Montreal
2.50%, due 03/02/2005	27	27
Bank of Nova Scotia
2.32%, due 02/08/2005	342	342
BNP Paribas
2.30%, due 02/23/2005	199	199
Calyon
2.44%, due 03/16/2005	149	149
Citigroup
2.31%, due 02/25/2005	437	437
Den Danske Bank
2.39%, due 02/18/2005	248	248
2.40%, due 02/22/2005	334	334
Dexia Group
2.50%, due 03/21/2005	125	125
Royal Bank of Scotland
2.36%, due 02/17/2005	50	50
2.42%, due 03/07/2005	248	248
2.48%, due 03/18/2005	389	389
Toronto Dominion Bank
2.44%, due 03/16/2005	248	248
Wells Fargo & Co.
2.39%, due 02/22/2005	254	254
2.44%, due 02/22/2005	50	50
Promissory Notes (0.5%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	208	208
2.57%, due 04/27/2005	347	347
Repurchase Agreements (0.8%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $293 on 02/01/2005	293	293
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $596 on 02/01/2005	596	596

	Shares	Value
Investment Companies (0.5%)
Money Market Funds (0.5%)
American AAdvantage Select
1-day yield of 2.32%	148,113	$148

BGI Institutional Money Market Fund
1-day yield of 2.43%	148,895	149
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	79,827	80
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	133,509	133
Total Security Lending Collateral (cost: $6,845)		6,845

Total Investment Securities (cost: $86,458)		$102,878

SUMMARY:
Investments, at value	94.4%	$102,878
Other assets in excess of liabilities	5.6%	6,135
Net assets	100.0%	$109,013

NOTES TO SCHEDULE OF INVESTMENTS:

(a)         At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $6,655.

(b)        No dividends were paid during the preceding twelve months.

(c)         Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)        Cash collateral for the Repurchase Agreements, valued at $906, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)         Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $297 or 0.3% of the net assets of the Fund.

ADR                    American Depositary Receipt

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (1.0%)
Germany (1.0%)
Fresenius AG Preferred	18,002	$1,827
Total Preferred Stocks (cost: $1,780)		1,827

COMMON STOCKS (91.7%)
Austria (2.2%)
Erste Bank der Oesterreichischen Sparkassen AG	82,488	4,061
Bermuda (3.8%)
Golar LNG, Ltd. (a)	44,200	599
Tyco International, Ltd.	180,088	6,508
Canada (4.4%)
Canadian National Railway Co.	22,003	1,308
Research In Motion, Ltd. (a)	25,568	1,823
Shoppers Drug Mart Corp. (a)	102,300	3,235
Talisman Energy, Inc.	59,862	1,787
Cayman Islands (0.4%)
ASM Pacific Technology	196,000	736
Czech Republic (0.7%)
Cesky Telecom AS, Sponsored GDR	71,870	1,307
France (9.8%)
France Telecom SA	116,281	3,648
JC Decaux SA (a)	99,140	2,650
Renault SA	31,356	2,563
Total SA	17,092	3,665
Vinci SA	39,626	5,682
Germany (2.7%)
Bayerische Hypo-und Vereinsbank AG (a)	75,144	1,652
Schering AG	51,209	3,464
Hong Kong (3.9%)
CNOOC, Ltd., ADR	34,007	1,821
Hang Lung Properties, Ltd.	1,204,825	1,807
Shangri-La Asia, Ltd.	2,696,000	3,664
India (1.0%)
ICICI Bank, Ltd., Sponsored ADR	94,284	1,855
Italy (3.6%)
Banca Intesa SpA	858,000	3,984
Riunione Adriatica di Sicurta SpA	117,721	2,665
Japan (11.5%)
Canon, Inc.	43,000	2,244
Keyence Corp.	11,400	2,619

Millea Holdings, Inc.	184	$2,543
Mitsubishi Tokyo Financial Group, Inc.	271	2,559
NET One Systems Co., Ltd.	43	169
Nissan Motor Co., Ltd.	250,000	2,645
Promise Co., Ltd.	27,000	1,902
Trend Micro, Inc.	40,000	1,797
Yamada Denki Co., Ltd.	74,400	3,135
Yamato Transport Company Ltd.	119,000	1,784
Mexico (4.3%)
America Movil SA de CV-Class L, ADR	74,992	3,979
Grupo Televisa SA, Sponsored ADR	68,443	4,027
Singapore (2.0%)
Capitaland, Ltd.	2,713,000	3,797
South Korea (2.0%)
Samsung Electronics Co., Ltd.-GDR, 144A	15,296	3,671
Sweden (2.4%)
Telefonaktiebolaget LM Ericsson - ADR (a)	154,102	4,520
Switzerland (12.1%)
Lonza Group AG	44,707	2,755
Roche Holding AG	25,724	2,741
Swiss Life Holding (a)	28,575	4,293
Syngenta AG (a)	35,029	3,771
UBS AG	111,154	9,024
United Kingdom (19.6%)
ARM Holdings PLC	1,757,256	3,256
British Energy Group PLC (a)	615,794	2,909
Carnival PLC	124,108	7,451
EMI Group PLC	691,260	3,451
Enterprise Inns PLC	524,977	7,380
HSBC Holdings PLC	331,109	5,485
Intercontinental Hotels Group PLC	529,432	6,664
United States (5.3%)
News Corp., Inc.-Class A	107,641	1,830
NTL, Inc. (a)	67,422	4,587
Wynn Resorts, Ltd. (a)	54,003	3,540
Total Common Stocks (cost: $169,906)		171,012
Total Investment Securities (cost: $171,686)		$172,839

SUMMARY:
Investments, at value	92.7%	$172,839
Other assets in excess of liabilities	7.3%	13,686
Net assets	100.0%	$186,525

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.4%	$28,620
Hotels & Other Lodging Places	7.4%	13,868
Telecommunications	7.2%	13,521
Electronic Components & Accessories	5.2%	9,764
Water Transportation	4.3%	8,050

Pharmaceuticals	4.3%	$8,032
Restaurants	4.0%	7,380
Chemicals & Allied Products	3.5%	6,526
Communications Equipment	3.4%	6,343
Construction	3.0%	5,682
Insurance	2.8%	5,208
Life Insurance	2.3%	4,293
Radio & Television Broadcasting	2.2%	4,027
Real Estate	2.0%	3,797
Electronic & Other Electric Equipment	2.0%	3,671
Petroleum Refining	2.0%	3,665
Oil & Gas Extraction	2.0%	3,608
Amusement & Recreation Services	1.8%	3,451
Drug Stores & Proprietary Stores	1.7%	3,235
Radio, Television & Computer Stores	1.7%	3,135
Electric Services	1.6%	2,909
Business Services	1.4%	2,650
Motor Vehicles, Parts & Supplies	1.4%	2,645
Instruments & Related Products	1.4%	2,619
Automotive	1.4%	2,563
Computer & Office Equipment	1.2%	2,244
Computer & Data Processing Services	1.1%	1,966
Personal Credit Institutions	1.0%	1,902
Motion Pictures	1.0%	1,830
Residential Building Construction	1.0%	1,807
Trucking & Warehousing	0.9%	1,784
Railroads	0.7%	1,308
Industrial Machinery & Equipment	0.4%	736
Investments, at value	92.7%	172,839
Other assets in excess of liabilities	7.3%	13,686
Net assets	100.0%	$186,525

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                  No dividends were paid during the preceding twelve months.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $3,671 or 2.0% of the net assets of the Fund.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (105.8%)
U.S. Treasury Inflation Indexed Bond
3.38%, due 01/15/2007	$26,521	$27,814
3.63%, due 01/15/2008	24,118	25,989
3.88%, due 01/15/2009	47,982	53,198
4.25%, due 01/15/2010	47,453	54,576
3.50%, due 01/15/2011	55,309	62,430
3.38%, due 01/15/2012	1,564	1,771
3.00%, due 07/15/2012	65,011	72,254
1.88%, due 07/15/2013	62,915	64,606
2.00%, due 01/15/2014	55,405	57,321
2.38%, due 01/15/2025	32,526	34,993
3.63%, due 04/15/2028	34,482	45,388
3.88%, due 04/15/2029	52,910	72,784
3.38%, due 04/15/2032	1,076	1,427
U.S. Treasury Inflation Indexed Note
2.00%, due 07/15/2014	61,505	63,583
Total U.S. Government Obligations (cost: $635,665)		638,134

FOREIGN GOVERNMENT OBLIGATIONS (0.8%)
Republic of Brazil
8.00%, due 04/15/2014	557	571
Russian Federation
5.00%, due 03/31/2030 (a)	4,200	4,409
Total Foreign Government Obligations (cost: $4,826)		4,980

MORTGAGE-BACKED SECURITIES (0.9%)
FNMA, Series 2003-63, Class FA
2.57%, due 08/25/2034 (b)	1,988	1,985
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class AII
2.83%, due 02/25/2033 (b)	179	179
Bank of America Mortgage Securities, Series 2004-1, Class 5A1
6.50%, due 09/25/2033	240	244
GSAMP Trust, Series 2004-SEA2, Class A2A
2.71%, due 03/25/2034 (b)	532	532
Merrill Lynch Mortgage Investors, Inc., Series 2004-WMC2, Class A2B1
2.52%, due 12/25/2034 (b)	91	91
Residential Asset Mortgage Product, Inc., Series 2004-RS9, Class AII1
2.58%, due 09/25/2013 (b)	1,888	1,888
Truman Capital Mortgage Loan Trust, Series 2004-1, Class A1, 144A
2.76%, due 01/25/2034 (b)	194	195
Wells Fargo Home Equity Trust, Series 2004-2, Class AIII1
2.58%, due 09/25/2034 (b)	156	156
Total Mortgage-Backed Securities (cost: $5,275)		5,270

ASSET-BACKED SECURITIES (0.6%)
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/01/2014	1,176	1,177
Equity One ABS, Inc., Series 2004-1, Class AV2
2.72%, due 04/25/2034 (b)	848	849
Redwood Capital, Ltd., Series 2003-3, 144A
6.41%, due 01/09/2006 (b)	300	300
Redwood Capital, Ltd., Series 2003-4, 144A
4.86%, due 01/09/2006 (b)	300	301
Sequoia Mortgage Trust, Series 5, Class A
2.76%, due 10/19/2026 (b)	835	835
Total Asset-Backed Securities (cost: $3,462)		3,462

CORPORATE DEBT SECURITIES (2.5%)
Insurance (0.1%)
Residential Reinsurance, Ltd., 144A
7.35%, due 06/08/2006 (b)	$300	$293
Mortgage Bankers & Brokers (0.3%)
Countrywide Home Loans, Inc., Series L
2.43%, due 02/23/2005 (b)	2,000	2,000
Oil & Gas Extraction (0.4%)
Halliburton Co., 144A
3.45%, due 01/26/2007 (b)	2,400	2,401
Personal Credit Institutions (1.0%)
Ford Motor Credit Co.
3.04%, due 07/07/2005 (b)	3,000	2,993
3.21%, due 11/16/2006 (b)	1,700	1,694
General Motors Acceptance Corp.
3.19%, due 05/18/2006 (b)	1,500	1,495
Revenue-Miscellaneous (0.1%)
New Hampshire Municipal Bond Bank
5.00%, due 08/15/2013	500	557
Revenue-Tobacco (0.1%)
Tobacco Settlement Financing Corp., RI
6.00%, due 06/01/2023	600	594
Telecommunications (0.5%)
Sprint Capital Corp.
7.90%, due 03/15/2005	2,600	2,616
Verizon Wireless Capital LLC, 144A
2.42%, due 05/23/2005 (b)	300	300
Total Corporate Debt Securities (cost: $14,883)		14,943

	Shares	Value
PREFERRED STOCKS (0.2%)
Business Credit Institutions (0.2%)
Fannie Mae	23,400	$1,321
Total Preferred Stocks (cost: $1,170)		1,321

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (44.9%)
Fannie Mae
2.23%, due 02/16/2005	$1,900	$1,898
2.26%, due 02/23/2005	12,900	12,882
2.28%, due 02/23/2005	5,300	5,293
2.29%, due 02/23/2005	1,900	1,897
2.30%, due 03/02/2005	2,600	2,595
2.31%, due 03/02/2005	12,900	12,876
2.32%, due 03/02/2005	5,800	5,789
2.55%, due 04/13/2005	3,100	3,084
2.39%, due 04/15/2005	5,900	5,871
2.57%, due 04/20/2005	100	100
2.58%, due 04/20/2005	7,100	7,060
2.65%, due 06/01/2005	300	297
Federal Home Loan Bank
2.38%, due 02/01/2005	150,100	150,100
2.29%, due 03/02/2005	5,300	5,290
2.30%, due 03/02/2005	5,300	5,290
Freddie Mac
2.15%, due 02/08/2005	3,400	3,399
2.19%, due 02/15/2005	3,600	3,597
2.26%, due 02/22/2005	5,200	5,193
2.11%, due 03/01/2005	1,900	1,897
2.20%, due 03/01/2005	1,900	1,897
2.30%, due 03/01/2005	700	699
2.30%, due 03/01/2005	5,300	5,291
2.13%, due 03/07/2005	400	399
2.32%, due 03/08/2005	6,000	5,987
2.26%, due 03/14/2005	4,600	4,588
2.69%, due 06/20/2005	16,500	16,329
U.S. Treasury Bill
2.21%, due 03/17/2005 (c)	1,175	1,172
Total Short-Term U.S. Government Obligations (cost: $270,770)		270,770

COMMERCIAL PAPER (25.9%)
Commercial Banks (14.4%)
ANZ National International, Ltd., 144A
2.02%, due 02/02/2005	9,300	9,299
Barclays U.S. Funding Corp.
1.99%, due 02/01/2005	4,200	4,200

Danske Corp.
2.46%, due 02/01/2005	$16,500	$16,500
Fortis Funding LLC, 144A
2.61%, due 04/27/2005	16,500	16,398
KFW International Finance, 144A
2.54%, due 04/14/2005	5,900	5,870
Skandinaviska Enskilda Banken AB, 144A
2.70%, due 05/27/2005	16,400	16,259
UBS Finance Delaware LLC
2.47%, due 02/01/2005	3,700	3,700
2.30%, due 02/28/2005	9,300	9,284
2.68%, due 05/26/2005	5,100	5,057
Holding & Other Investment Offices (2.7%)
Rabobank USA Finance Corp.
2.47%, due 02/01/2005	16,500	16,500
Oil & Gas Extraction (2.3%)
Total Fina Elf Capital, 144A
2.48%, due 02/01/2005	14,000	14,000
Personal Credit Institutions (3.5%)
General Electric Capital Corp.
2.04%, due 02/04/2005	4,100	4,099
2.28%, due 02/23/2005	5,200	5,193
2.32%, due 02/24/2005	1,900	1,897
2.34%, due 03/01/2005	1,700	1,697
2.42%, due 03/11/2005	800	798
2.42%, due 03/14/2005	4,000	3,989
GMAC
2.92%, due 04/05/2005	3,600	3,582
Security & Commodity Brokers (3.0%)
CDC Commercial Paper, Inc., 144A
2.04%, due 02/16/2005	9,300	9,292
IXIS Commercial Paper, 144A
2.61%, due 04/26/2005	8,800	8,746
Total Commercial Paper (cost: $156,360)		156,360

SHORT-TERM OBLIGATIONS (9.3%)
Repurchase Agreements (9.3%)
Credit Suisse First Boston, Inc. 2.35% Repurchase Agreement dated 01/31/2005 to be repurchased at $56,004 on 02/01/2005 (e)	56,000	56,000
Total Short-Term Obligations (cost: $56,000)		56,000

CERTIFICATES OF DEPOSIT (13.1%)
Bank of America Corp.
2.00%, due 02/01/2005	200	200
2.26%, due 03/09/2005	9,800	9,800
2.36%, due 03/14/2005	1,600	1,600
2.30%, due 03/16/2005	100	100
2.44%, due 03/23/2005	200	200
2.44%, due 03/28/2005	3,000	3,000
Citibank NA
2.28%, due 02/18/2005	8,100	8,100
2.40%, due 03/10/2005	200	200
2.45%, due 03/21/2005	6,600	6,600
HSBC Bank USA
2.34%, due 03/23/2005	9,200	9,200
2.75%, due 06/27/2005	2,800	2,800
Nordea Bank Finland PLC, New York Branch
2.36%, due 03/07/2005	10,700	10,700
UniCredito Italiano SpA
2.40%, due 03/10/2005	11,700	11,700
Wells Fargo Bank NA
2.41%, due 02/18/2005	14,900	14,900
Total Certificates Of Deposit (cost: $79,100)		79,100

	Contracts (d)	Value
PURCHASED OPTIONS (0.1%)
Put Options (0.0%)
90 Day Eurodollar Futures	277,500	$9
Put Strike $94.00
Expires 06/13/2005

90 Day Eurodollar Futures	157,500	$7
Put Strike $94.25
Expires 06/13/2005
U.S. 10 Year Treasury Note Futures	69,000	228
Put Strike $88.00
Expires 02/18/2005
Put Swaptions (0.1%)
U.S. Treasury Inflation Index	170,000	266
Put Strike $90.00
Expires 02/05/2005
U.S. Treasury Inflation Index	45,000	11
Put Strike $83.00
Expires 02/28/2005
U.S. Treasury Inflation Index	46,000	11
Put Strike $88.00
Expires 04/27/2005
U.S. Treasury Inflation Index	53,000	12
Put Strike $81.00
Expires 05/02/2005
Total Purchased Options (cost: $39)		544

Total Investment Securities (cost: $1,227,550)		$1,230,884

WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
U.S 10 Year Treasury Note Futures	74,000	(4)
Call Strike $114.00
Expires 02/18/2005
Put Options (0.0%)
U.S. 10 Year Treasury Note Futures	74,000	(1)
Put Strike $109.00
Expires 02/18/2005
Total Written Options (cost: $65)		(5)

Total Investment Securities (cost: $1,227,615)		$1,230,879

SUMMARY:
Investments, at value	204.1%	$1,230,884
Written options	0.0%	(5)
Liabilities in excess of other assets	(104.1)%	(627,769)
Net assets	100.0%	$603,110

SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 4.00% and pay a floating rate based on 6-month EUIBOR (Euro Interbank Offered Rate).
Counterparty: Barclays Bank PLC	6/17/2005	$5,700	$319

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EUIBOR (Euro Interbank Offered Rate).
Counterparty: Barclays PLC	6/17/2005	900	61

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Bank of America, N.A.	6/15/2005	21,200	(377)

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Goldman Sachs Capital Markets, LP	6/15/2005	4,300	(81)

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: JP Morgan	6/15/2005	8,400	(120)

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Morgan Stanley	6/15/2005	15,600	(261)

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Lehman Brothers Special Financing Inc.	6/15/2005	2,000	(37)

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 6.00%.
Counterparty: Bank of America, N.A.	12/18/2013	$900	$(78)

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 6.00%.
Counterparty: UBS AG	12/18/2013	2,700	(167)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 6-month EUIBOR (Euro Interbank Offered Rate).
Counterparty: Citibank N.A.	6/17/2005	8,000	416

Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030.
Counterparty: Morgan Stanley	5/24/2005	5,500	2

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 6.00%.
Counterparty: Goldman Sachs Capital Markets, LP	12/18/2013	2,700	(193)

Total Swap Agreements
(premium $594)		$77,900	$(516)

FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	(230)	03/31/2005	$(25,821)	$(97)
90-Day Euro Dollar	174	06/13/2005	42,078	(200)
Euro-BUND	54	02/21/2005	1	—
Euro-BUND	73	03/10/2005	8,755	166
			$25,013	$(131)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(994)	2/10/2005	$(1,313)	$17
			$(1,313)	$17

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

(b)	Floating or variable rate note. Rate is listed as of January 31, 2005.

(c)

At January 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures and option contracts. The value of all securities at January 31, 2005 is $1,172.

(d)	Contract amounts are not in thousands.

(e)	At January 31, 2005, repurchase agreements are collateralized by $56,004 U.S. Treasury Notes (4.375%, due 8/15/2012) with a market value and accrued interest of $56,011.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $83,654 or 13.9% of the net assets of the Fund.

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (18.4%)
U.S. Treasury Bond
7.50%, due 11/15/2016	$4,600	$5,939
6.00%, due 02/15/2026	1,330	1,567
U.S. Treasury Inflation Indexed Bond
3.38%, due 01/15/2007	6,028	6,322
3.63%, due 01/15/2008	1,300	1,401
87.50%, due 04/15/2010	3,750	3,697
3.50%, due 01/15/2011	219	248
3.38%, due 01/15/2012	1,022	1,157
3.00%, due 07/15/2012	1,190	1,322
1.88%, due 07/15/2013	156	160
2.38%, due 01/15/2025	365	392
3.88%, due 04/15/2029	395	543
U.S. Treasury Note
4.88%, due 02/15/2012	5,400	5,711
Total U.S. Government Obligations (cost: $28,324)		28,459

U.S GOVERNMENT AGENCY OBLIGATIONS (23.1%)
Fannie Mae
5.50%, due 07/01/2016	921	951
5.50%, due 12/01/2016	130	135
5.50%, due 01/01/2017	146	151
5.50%, due 02/01/2017	144	149
5.50%, due 05/01/2017	160	165
5.00%, due 02/01/2018	291	296
5.50%, due 02/01/2018	404	417
5.00%, due 05/01/2018	56	57
5.00%, due 06/01/2018	367	373
5.00%, due 06/01/2018	345	351
3.84%, due 01/01/2028 (a)	164	169
5.16%, due 04/01/2033 (a)	62	64
5.50%, due 07/01/2033	265	270
5.50%, due 08/01/2033	315	321
5.50%, due 01/01/2034	455	464
5.00%, due 05/01/2034	2,546	2,542
5.00%, due 11/01/2034	998	996
5.00%, due 11/01/2034	988	987
5.00%, due 11/01/2034	1,992	1,988
5.00%, due 12/01/2034	1,995	1,992
5.00%, due 12/01/2034	1,197	1,195
5.00%, due 01/01/2035	500	499
Fannie Mae - February TBA
5.00%, due 02/01/2020	4,600	4,672
5.50%, due 02/01/2035	10,700	10,894
Fannie Mae, Series 2003-88 TB
3.00%, due 08/25/2009	100	99
Freddie Mac
6.00%, due 12/15/2007	17	17
6.50%, due 04/15/2029	25	26
6.50%, due 02/15/2030	29	30
6.50%, due 07/25/2043	76	79
Freddie Mac, Series 2572, Class HA
5.00%, due 06/15/2013	195	196
Ginnie Mae
6.50%, due 07/15/2023	9	10
6.50%, due 02/15/2028	306	323
6.50%, due 06/15/2029	400	421
6.50%, due 01/15/2030	14	15
5.50%, due 03/15/2032	93	96
5.50%, due 12/15/2032	238	244
5.50%, due 12/15/2033	573	588
5.50%, due 02/15/2034	1,313	1,349
5.50%, due 02/15/2034	681	699

Ginnie Mae - March TBA
5.50%, due 03/01/2034	$1,500	$1,534
Ginnie Mae-Series 2020-40
6.50%, due 06/20/2032	47	49
Total U.S Government Agency Obligations (cost: $35,646)		35,873

FOREIGN GOVERNMENT OBLIGATIONS (7.2%)
Hong Kong Government, 144A
5.13%, due 08/01/2014	400	414
Italian Republic
37.50%, due 10/10/2006	45,000	437
Kingdom of Spain
4.75%, due 03/14/2005	170,000	1,652
3.10%, due 09/20/2006	30,000	304
4.20%, due 01/31/2037	300	401
Malaysia Government
7.50%, due 07/15/2011	10	12
Republic of Brazil
3.06%, due 04/15/2006 (a)	216	217
11.50%, due 03/12/2008	122	143
3.13%, due 04/15/2009 (a)	291	288
8.30%, due 06/29/2009 (a)	350	420
11.00%, due 01/11/2012	200	239
3.13%, due 04/15/2012 (a)	283	271
8.00%, due 04/15/2014	390	399
11.00%, due 08/17/2040	50	58
Republic of Germany
5.50%, due 01/04/2031	1,900	3,060
Republic of Panama
8.25%, due 04/22/2008	40	44
Republic of Peru
9.13%, due 02/21/2012	90	103
9.13%, due 02/21/2012	80	92
4.50%, due 03/07/2017 (a)	150	139
Republic of South Africa
5.25%, due 05/16/2013	90	126
6.50%, due 06/02/2014	200	220
Russian Federation
8.25%, due 03/31/2010	750	825
5.00%, due 03/31/2030 (b)	1,009	1,059
United Mexican States
3.33%, due 01/13/2009	65	66
9.88%, due 02/01/2010	75	92
6.38%, due 01/16/2013	75	80
Total Foreign Government Obligations (cost: $10,712)		11,161

MORTGAGE-BACKED SECURITIES (1.6%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1
5.60%, due 10/20/2032 (a)	103	104
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class VIA
5.94%, due 06/25/2032 (a)	15	16
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1
4.40%, due 01/25/2034 (a)	404	403
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.91%, due 01/25/2034 (a)	117	117
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.78%, due 01/25/2034 (a)	176	174
Carrington Mortgage Loan Trust, Series 2004-NC1, Class A2A
2.64%, due 05/25/2034 (a)	467	467
CDC Mortgage Capital Trust, Series 2002-BE2, Class A
2.82%, due 01/25/2033 (a)	19	19
Centex Home Equity, Series 2004-A, Class AV2
2.81%, due 01/25/2034 (a)	126	126
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	29	29

Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-A, Class 5A1
5.61%, due 03/19/2032 (a)	$53	$53
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-HYB2, Class 6A1
4.97%, due 09/19/2032 (a)	45	45
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
2.80%, due 05/25/2034 (a)	56	55
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3, 144A
1.90%, due 08/25/2033	309	307
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1, Class A1
1.53%, due 03/28/2032	11	11
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2
2.14%, due 03/25/2032	118	118
Home Equity Asset Trust, Series 2002-1, Class A4
2.72%, due 11/25/2032 (a)	41	41
KBC Bank Fund Trust III Preferred, 144A
9.86%, due 11/29/2049 (c)	15	18
Merrill Lynch Mortgage Investors, Inc., Series 2002-AFC1, Class AV1
2.90%, due 04/25/2031 (a)	1	1
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	28	29
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
2.74%, due 09/19/2032 (a)	206	206
Structured Asset Securities Corp., Series 2002-9, Class A2
2.72%, due 10/25/2027 (a)	43	43
Structured Asset Securities Corp., Series 2002-HF1, Class A
2.71%, due 01/25/2033 (a)	10	10
Structured Asset Securities Trust, Series 2002-BC4, Class A
2.71%, due 07/25/2032 (a)	26	26
Total Mortgage-Backed Securities (cost: $2,435)		2,418

ASSET-BACKED SECURITIES (4.2%)
Bank One Issuance Trust, Series 2002-2, Class A
4.16%, due 01/15/2008	125	125
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
2.86%, due 10/25/2032 (a)	51	51
Countrywide Asset-Backed Certificates, Series 2004-3, Class 3A1
2.62%, due 06/25/2022 (a)	415	415
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.90%, due 10/19/2032 (a)	145	144
Credit-Based Asset Servicing and Securitization, Series 2002-CB6, Class 2A1
3.03%, due 01/25/2033 (a)	6	6
Credit-Based Asset Servicing and Securitization, Series 2004-CB5, Class AV1
2.55%, due 09/25/2021 (a)	263	263
First Horizon Asset Securities, Inc., Series 2000-H, Class IA
7.00%, due 09/25/2030	4	4
Morgan Stanley ABS Capital I, Series 2003-HE2, Class A2
2.87%, due 08/25/2033 (a)	130	130
Park Place Securities, Inc., Series 2004-MCW1, Class A3
2.62%, due 10/25/2034 (a)	99	99
Protective Life US Funding Trust, 144A
2.65%, due 09/26/2005 (a)	280	280
Quest Trust, Series 2004-X2, Class A, 144A
3.09%, due 06/25/2034 (a)	158	159
Rabobank Capital Funding II, 144A
5.26%, due 12/31/2049 (a)	210	215
Rabobank Capital Funding Trust, 144A
5.25%, due 12/31/2049 (a)	280	280
RACERS SER 1997-R-8-3-144A
2.59%, due 08/15/2007 (a)	300	289

Ras Laffan Liquefied Natural Gas Co., Ltd., 144A
3.44%, due 09/15/2009	$92	$90
Sequoia Mortgage Trust, Series 10, Class 2A1
2.79%, due 10/20/2027 (a)	354	355
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	95	98
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	579	571
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/01/2014	294	294
Washington Mutual, Series 2000-3, Class A
3.10%, due 12/25/2040 (a)	170	170
Washington Mutual, Series 2002-AR10, Class A6
4.82%, due 10/25/2032 (a)	30	30
Washington Mutual, Series 2002-AR2, Class A
3.18%, due 02/27/2034 (a)	58	58
Washington Mutual, Series 2003-R1, Class A1
2.80%, due 12/25/2027 (a)	2,345	2,342
Total Asset-Backed Securities (cost: $6,484)		6,468

CORPORATE DEBT SECURITIES (7.3%)
Air Transportation (0.4%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	200	203
United AirLines, Inc.
6.20%, due 09/01/2008 (m)	299	272
6.60%, due 09/01/2013 (m)	130	123
Automotive (0.1%)
DaimlerChrysler North America Holding Corp.
6.50%, due 11/15/2013	160	174
Commercial Banks (0.3%)
Export-Import Bank of China, 144A
5.25%, due 07/29/2014	250	257
HSBC Capital Funding LP, 144A
10.18%, due 12/31/2049 (a)	150	237
Communication (0.2%)
Continental Cablevision, Inc.
8.30%, due 05/15/2006	100	105
CSC Holdings, Inc.
7.63%, due 04/01/2011	150	163
Rogers Cablesystems Ltd.
10.00%, due 03/15/2005	10	10
Electric Services (0.4%)
Florida Power Corp.
4.80%, due 03/01/2013	450	454
PSEG Power LLC
6.95%, due 06/01/2012	210	238
Electric, Gas & Sanitary Services (0.3%)
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	250	281
Pacific Gas & Electric Co.
3.26%, due 04/03/2006 (a)	180	180
Environmental Services (0.0%)
Waste Management, Inc.
6.38%, due 11/15/2012	75	83
Food & Kindred Products (0.2%)
HJ Heinz Co., 144A
6.19%, due 12/01/2020 (a)	300	306
Gas Production & Distribution (0.4%)
El Paso Energy Corp.
7.75%, due 01/15/2032 (d)	125	122
Sonat, Inc.
7.63%, due 07/15/2011	370	380
Southern Natural Gas Co.
8.00%, due 03/01/2032	100	110
General Obligation-City (0.2%)
Chicago, IL, Board of Education
5.00%, due 12/01/2012	255	283
General Obligation-County (0.1%)
Fairfax County, VA
5.25%, due 04/01/2013	90	102

Hotels & Other Lodging Places (0.4%)
Harrah’s Operating Co., Inc.
7.50%, due 01/15/2009	$10	$11
Park Place Entertainment Corp.
7.50%, due 09/01/2009	350	389
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	200	228
Motion Pictures (0.1%)
Time Warner, Inc.
8.11%, due 08/15/2006	200	213
6.88%, due 05/01/2012	20	23
Oil & Gas Extraction (0.4%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	500	584
Paper & Allied Products (0.0%)
Bowater Canada Finance Corp.
7.95%, due 11/15/2011	10	11
Personal Credit Institutions (1.2%)
Ford Motor Credit Co.
6.88%, due 02/01/2006	700	718
General Motors Acceptance Corp.
3.92%, due 10/20/2005 (a)	1,220	1,225
Railroads (0.1%)
Norfolk Southern Corp.
2.83%, due 02/28/2005 (a)	100	100
Revenue-Education (0.1%)
Michigan State Building Authority
5.25%, due 10/15/2013	180	205
Revenue-Tobacco (0.9%)
Golden State Tobacco Securitization Corp.
6.75%, due 06/01/2039	80	82
7.90%, due 06/01/2042	35	39
Tobacco Settlement Authority
5.60%, due 06/01/2035	100	90
Tobacco Settlement Financing Corp.
6.38%, due 06/01/2032	420	419
6.00%, due 06/01/2037	730	694
5.88%, due 05/15/2039	40	38
Revenue-Utilities (0.4%)
New York, NY, City Municipal Water Finance Authority
5.00%, due 06/15/2035	90	93
San Antonio, Texas, Texas Water Utility Improvements, Revenue Bonds, Series A
5.00%, due 05/15/2032	450	465
Telecommunications (1.1%)
Cingular Wireless LLC
6.50%, due 12/15/2011	180	200
Deutsche Telekom International Finance BV
7.75%, due 06/15/2005 (e)	205	209
8.13%, due 05/29/2012	124	206
France Telecom SA
8.25%, due 03/14/2008 (f)	307	449
SBC Communications, Inc.
4.13%, due 09/15/2009	575	571
Total Corporate Debt Securities (cost: $10,611)		11,345

	Shares	Value
PREFERRED STOCKS (0.1%)
Business Credit Institutions (0.1%)
Fannie Mae Preferred	2,550	$144
Total Preferred Stocks (cost: $127)		144

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (13.6%)
Fannie Mae
2.20%, due 02/16/2005	$1,100	$1,099
2.20%, due 02/16/2005	800	799
2.23%, due 02/23/2005	1,500	1,498
2.44%, due 03/23/2005	2,400	2,392
2.42%, due 04/13/2005	100	99

Federal Home Loan Bank
2.29%, due 03/02/2005	$1,100	$1,098
2.31%, due 03/04/2005	1,500	1,497
2.35%, due 03/09/2005	4,200	4,190
2.35%, due 03/11/2005	3,100	3,092
Freddie Mac
2.26%, due 02/22/2005	2,500	2,497
2.10%, due 03/01/2005	1,600	1,597
2.32%, due 03/08/2005	100	100
2.26%, due 03/14/2005	600	598
U.S. Treasury Bill
2.18%, due 03/03/2005 (g)	525	524
2.21%, due 03/17/2005 (h)	55	55
Total Short-Term U.S. Government Obligations (cost: $21,135)		21,135

COMMERCIAL PAPER (30.8%)
Commercial Banks (20.6%)
ANZ (Delaware), Inc.
2.02%, due 02/14/2005	100	100
Barclays U.S. Funding Corp.
1.99%, due 02/01/2005	200	200
2.13%, due 02/03/2005	200	200
2.43%, due 03/15/2005	3,100	3,091
2.52%, due 04/05/2005	1,100	1,095
Danske Corp.
2.04%, due 02/14/2005	1,700	1,699
2.37%, due 03/14/2005	2,700	2,693
2.50%, due 04/07/2005	200	199
DNB NOR Bank ASA
1.98%, due 02/03/2005	100	100
Governor & Co. (The) of The Bank of Ireland
2.56%, due 05/05/2005	4,200	4,172
HBOS Treasury Services
2.00%, due 02/01/2005	200	200
2.13%, due 02/02/2005	400	400
2.07%, due 02/22/2005	200	200
2.42%, due 03/15/2005	200	199
2.62%, due 04/25/2005	600	596
KFW International Finance, 144A
2.48%, due 03/22/2005	4,200	4,186
Nordea North America, Inc.
1.97%, due 02/01/2005	3,700	3,700
2.45%, due 04/04/2005	200	199
Royal Bank of Scotland
2.35%, due 02/16/2005	2,700	2,697
Skandinaviska Enskilda Banken AB, 144A
2.12%, due 02/04/2005	700	700
Swedbank
2.45%, due 03/28/2005	4,200	4,184
UBS Finance Delaware LLC
2.37%, due 03/10/2005	1,100	1,097
Holding & Other Investment Offices (4.4%)
ASB Bank, Ltd., 144A
2.04%, due 02/14/2005	600	600
2.42%, due 04/07/2005	2,700	2,688
Ford Motor Credit Co.
2.52%, due 04/07/2005	300	299
UBS Finance Delaware LLC
2.03%, due 02/22/2005	2,700	2,697
2.07%, due 02/28/2005	500	499
Personal Credit Institutions (3.3%)
General Electric Capital Corp.
2.04%, due 02/04/2005	100	100
2.32%, due 02/24/2005	3,400	3,395
2.54%, due 04/12/2005	1,100	1,095
GMAC
2.40%, due 03/22/2005	280	279
2.50%, due 04/05/2005	250	249
Pharmaceuticals (2.3%)
Pfizer, Inc., 144A
2.24%, due 03/18/2005	3,600	3,590

Security & Commodity Brokers (0.2%)
CDC Commercial Paper, Inc., 144A
2.04%, due 02/22/2005	$300	$300
Total Commercial Paper (cost: $47,698)		47,698

CERTIFICATES OF DEPOSIT (2.4%)
Bank of America Corp.
2.61%, due 04/20/2005	3,800	3,800
Total Certificates Of Deposit (cost: $3,800)		3,800

SECURITY LENDING COLLATERAL (0.1%)
Debt (0.1%)
Bank Notes (0.0%)
Bank of America
2.27%, due 03/03/2005 (a)	5	5
2.27%, due 04/18/2005 (a)	4	4
2.30%, due 06/09/2005 (a)	1	1
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	4	4
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (a)	1	1
Commercial Paper (0.0%)
General Electric Capital Corp.
2.32%, due 02/11/2005	4	4
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	3	3
Ranger Funding - 144A
2.37%, due 02/14/2005	1	1
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	2	2
Euro Dollar Overnight (0.0%)
Bank of Montreal
2.13%, due 02/02/2005	1	1
BNP Paribas
2.30%, due 02/01/2005	4	4
Lloyds TSB Bank
2.28%, due 02/02/2005	1	1
Royal Bank of Scotland
2.27%, due 02/02/2005	2	2
Euro Dollar Terms (0.1%)
Bank of Montreal
2.50%, due 03/02/2005	0	0	(i)
Bank of Nova Scotia
2.32%, due 02/08/2005	6	6
BNP Paribas
2.30%, due 02/23/2005	4	4
Calyon
2.44%, due 03/16/2005	3	3
Citigroup
2.31%, due 02/25/2005	8	8
Den Danske Bank
2.39%, due 02/18/2005	4	4
2.40%, due 02/22/2005	6	6
Dexia Group
2.50%, due 03/21/2005	2	2
Royal Bank of Scotland
2.36%, due 02/17/2005	1	1
2.42%, due 03/07/2005	5	5
2.48%, due 03/18/2005	7	7
Toronto Dominion Bank
2.44%, due 03/16/2005	5	5
Wells Fargo & Co.
2.39%, due 02/22/2005	5	5
2.44%, due 02/22/2005	1	1
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
2.58%, due 03/29/2005	4	4
2.57%, due 04/27/2005	6	6

Repurchase Agreements (0.0%) (j)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $5 on 02/01/2005	$5	$5
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $11 on 02/01/2005	11	11

	Shares	Value
Investment Companies (0.0%)
Money Market Funds (0.0%)
American AAdvantage Select
1-day yield of 2.32%	2,705	$3
BGI Institutional Money Market Fund
1-day yield of 2.43%	2,719	3
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	1,458	1
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (k)	2,438	2
Total Security Lending Collateral (cost: $125)		125

Total Investment Securities (cost: $167,097)		$168,626

	Contracts (l)	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
U.S 10 Year Treasury Note Futures	38,000	$(2)
Call Strike $114.00
Expires 02/18/2005
Put Options (0.0%)
U.S. 10 Year Treasury Note Futures	38,000	(1)
Put Strike $109.00
Expires 02/18/2005
U.S. Treasury Bond Futures	11,000	(4)
Put Strike $108.00
Expires 05/20/2005
Total Written Options (cost: -$41)		(7)

SUMMARY:
Investments, at value	108.8%	$168,626
Written options	0.0%	(7)
Liabilities in excess of other assets	(8.8)%	(13,681)
Net assets	100.0%	$154,938

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(19)	2/1/2005	$(25)	$—
Euro Dollar	(1,271)	2/10/2005	(1,675)	19
Euro Dollar	(2,338)	2/17/2005	(3,054)	6
Japanese Yen	(180)	2/1/2005	(2)	—
Japanese Yen	(39,943)	3/10/2005	(389)	(2)
Japanese Yen	(58,403)	3/10/2005	(571)	5
			$(5,716)	$28

FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	101	3/31/2005	$11,339	$89
2 Year U.S. Treasury Note	108	3/31/2005	22,579	(81)
3 Month Euro Euribor	30	12/19/2005	—	—
90-Day Euro Dollar	47	6/13/2005	11,365	(39)
90-Day Euro Dollar	173	9/19/2005	41,732	(215)

Euro-BOBL	61	3/10/2005	9,024	50
Japanese 10 Year Bond	1	3/22/2005	1,349	14
U.S. Long Bond	7	3/31/2005	804	3
			$98,192	$(179)

SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 4.00% and pay a floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate).
Counterparty: JP Morgan	6/17/2005	$2,000	$80

Receive a fixed rate equal to 6.00% and pay a floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate).
Counterparty: Lehman Brothers Special Financing Inc.	6/18/2014	1,000	122

Receive a floating rate based on 6-month Great British Pound-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: UBS AG	6/18/2014	500	(17)

Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030.
Counterparty: Morgan Stanley	5/24/2005	1,590	1

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Mexican Government International Bond, 11.50%, due 05/15/2026.
Counterparty: Morgan Stanley	5/20/2005	180	—

Receive a fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 7.50%, due 04/08/2033.
Counterparty: Barclays PLC	5/20/2005	60	—

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Morgan Stanley	6/15/2005	2,000	(15)

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Goldman Sachs Capital Markets, LP	6/15/2005	1,000	(10)

Receive a floating rate based on 6-month Great British Pound-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Barclays PLC	6/18/2014	200	(9)

Receive a floating rate based on 6-month Japanese Yen-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%.
Counterparty: Morgan Stanley	6/15/2012	130,000	(57)

Receive a floating rate based on the monthly performance of the Lehman Brothers ERISA Eligible CMBS Index and pay a floating rate based on 1-month United States Dollar-LIBOR (London Interbank Offer Rate) less 0.35%.

Counterparty: Citibank	4/1/2005	1,000	4

Total Swap Agreements
(premium $50)		$139,530	$99

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(b)         Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

(c)          Securities are stepbonds. KBC Bank Fund Trust III-144A has a coupon rate of 9.86% until 11/02/2009, thereafter the coupon rate will become the 3 Month LIBOR (London Interbank Offer Rate) plus 405 BP.

(d)         At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $122.

(e)          Securities are stepbonds. Coupon steps up by 50 BP for each rating downgrade by Standard and Poor’s or Moody’s for each notch below BBB+/Baa1. Coupon steps down by 50 BP for each rating upgrade.

(f)            Securities are stepbonds. Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch below A-/A3.

(g)         At January 31, 2005, all or a portion of this security is segregated with the custodian to cover open future contracts.  The value of all securities segregated at January 31, 2005, is $524.

(h)         At January 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts.  The value of all securities segregated at January 31, 2005, is $55.

(i)             Value is less than $1.

(j)             Cash collateral for the Repurchase Agreements, valued at $17, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(k)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

(l)             Contract amounts are not in thousands.

(m)       Securities are currently in default on interest payments.

DEFINITIONS:

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $14,922 or 9.6% of the net assets of the Fund.

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.6%) (a)
Aerospace (1.5%)
Boeing Co. (The)	4,100	$207
General Dynamics Corp.	1,000	103
Goodrich Corp.	500	17
Lockheed Martin Corp.	2,200	127
Northrop Grumman Corp.	1,670	87
Textron, Inc.	600	43
United Technologies Corp.	2,600	262
Air Transportation (0.4%)
Delta Airlines, Inc. (b)	600	3
FedEx Corp.	1,500	143
Southwest Airlines Co.	3,900	56
Amusement & Recreation Services (0.6%)
Disney (Walt) Co. (The)	10,400	298
Harrah’s Entertainment, Inc.	500	32
Apartments (0.1%)
Apartment Investment & Management Co.-Class A	440	16
Archstone-Smith Trust REIT	500	17
Apparel & Accessory Stores (0.5%)
Gap (The), Inc.	4,500	99
Kohl’s Corp. (b)	1,600	75
Ltd. Brands	1,900	45
Nordstrom, Inc.	600	29
Apparel Products (0.2%)
Cintas Corp.	800	35
Jones Apparel Group, Inc.	600	20
Liz Claiborne, Inc.	500	21
V.F. Corp.	500	27
Auto Repair, Services & Parking (0.0%)
Ryder System, Inc.	300	14
Automotive (0.9%)
Dana Corp.	700	11
Delphi Corp.	2,700	20
Ford Motor Co.	9,200	121
General Motors Corp.	2,700	99
Genuine Parts Co.	800	34
Harley-Davidson, Inc.	1,500	90
ITT Industries, Inc.	500	43
Navistar International Corp. (b)	400	16
PACCAR, Inc.	800	57
Automotive Dealers & Service Stations (0.1%)
AutoNation, Inc. (b)	1,250	24
AutoZone, Inc. (b)	400	36
Beverages (2.3%)
Adolph Coors Co.-Class B	200	15
Anheuser-Busch Cos., Inc.	3,900	192
Brown-Forman Corp.-Class B	200	10
Coca-Cola Co. (The)	12,200	506

Coca-Cola Enterprises, Inc.	2,300	$50
Pepsi Bottling Group, Inc.	1,300	36
PepsiCo, Inc.	8,600	462
Business Credit Institutions (1.0%)
CIT Group, Inc.	1,000	40
Fannie Mae	4,800	310
Freddie Mac	3,300	215
Business Services (1.6%)
Cendant Corp.	5,200	122
Clear Channel Communications, Inc.	3,000	97
Convergys Corp. (b)	700	10
eBay, Inc. (b)	3,200	261
Equifax, Inc.	600	17
First Data Corp.	4,295	175
Interpublic Group of Cos., Inc. (b)	2,000	26
Monster Worldwide, Inc. (b)	500	16
Moody’s Corp.	700	59
Omnicom Group, Inc.	900	76
Robert Half International, Inc.	800	24
Chemicals & Allied Products (3.4%)
Air Products & Chemicals, Inc.	1,100	65
Alberto Culver Co.-Class B	500	27
Avon Products, Inc.	2,300	97
Clorox Co.	800	48
Colgate-Palmolive Co.	2,700	142
Dow Chemical Co. (The)	4,700	234
du Pont (E.I.) de Nemours & Co.	4,900	233
Eastman Chemical Co.	400	22
Ecolab, Inc.	1,300	44
Great Lakes Chemical Corp.	300	8
International Flavors & Fragrances, Inc.	500	21
Monsanto Co.	1,271	69
PPG Industries, Inc.	800	55
Praxair, Inc.	1,600	69
Procter & Gamble Co.	12,700	676
Rohm & Haas Co.	1,100	49
Sherwin-Williams Co. (The)	700	30
Commercial Banks (10.3%)
AmSouth Bancorp	1,700	42
Bank of America Corp.	20,418	947
Bank of New York Co., Inc. (The)	3,800	113
BB&T Corp.	2,800	111
Citigroup, Inc.	25,800	1,265
Comerica, Inc.	800	46
Compass Bancshares, Inc.	300	14
Fifth Third Bancorp	2,900	135
First Horizon National Corp.	600	26
Huntington Bancshares, Inc.	1,100	25
KeyCorp	2,000	67
M&T Bank Corp.	500	51
Marshall & IIsley Corp.	1,100	47
MBNA Corp.	6,300	167
Mellon Financial Corp.	2,100	62
Morgan Chase & Co. (J.P.)	17,648	659
National City Corp.	3,200	114
North Fork Bancorp, Inc.	1,500	43
Northern Trust Corp.	1,100	48
PNC Financial Services Group, Inc.	1,300	70

Providian Financial Corp. (b)	1,500	$25
Regions Financial Corp.	2,281	73
State Street Corp.	1,600	72
SunTrust Banks, Inc.	1,600	115
Synovus Financial Corp.	1,500	41
US Bancorp	9,500	285
Wachovia Corp.	8,102	444
Wells Fargo & Co.	8,600	527
Zions Bancorp	500	34
Communication (1.3%)
Comcast Corp.-Class A (b)	11,319	364
Viacom, Inc.-Class B	8,800	329
Communications Equipment (1.6%)
ADC Telecommunications, Inc. (b)	3,900	10
Andrew Corp. (b)	700	9
Avaya, Inc. (b)	2,200	32
CIENA Corp. (b)	2,800	7
Comverse Technology, Inc. (b)	900	20
Corning, Inc. (b)	6,800	74
L-3 Communications Holdings, Inc.	300	21
Lucent Technologies, Inc. (b)	21,700	71
Motorola, Inc.	11,900	187
Network Appliance, Inc. (b)	1,700	54
QUALCOMM, Inc.	8,200	305
Rockwell Collins, Inc.	800	34
Scientific-Atlanta, Inc.	700	21
Tellabs, Inc. (b)	2,200	16
Computer & Data Processing Services (5.5%)
Adobe Systems, Inc.	1,200	68
Affiliated Computer Services, Inc.-Class A (b)	550	30
Autodesk, Inc.	1,000	29
Automatic Data Processing, Inc.	2,800	122
BMC Software, Inc. (b)	1,100	18
Citrix Systems, Inc. (b)	800	17
Computer Associates International, Inc.	2,800	76
Computer Sciences Corp. (b)	900	46
Compuware Corp. (b)	1,900	13
Electronic Arts, Inc. (b)	1,500	96
Electronic Data Systems Corp.	2,600	56
Fiserv, Inc. (b)	900	34
IMS Health, Inc.	1,100	26
Intuit, Inc. (b)	900	35
Mercury Interactive Corp. (b)	500	22
Microsoft Corp.	54,100	1,422
NCR Corp. (b)	1,000	34
Novell, Inc. (b)	1,900	11
Oracle Corp. (b)	25,800	355
Parametric Technology Corp. (b)	1,300	7
Sabre Holdings Corp.	600	13
Siebel Systems, Inc. (b)	2,400	21
Sun Microsystems, Inc. (b)	16,400	71
SunGard Data Systems, Inc. (b)	1,500	40
Symantec Corp. (b)	3,100	72
Unisys Corp. (b)	1,600	13
VERITAS Software Corp. (b)	2,100	54
Yahoo!, Inc. (b)	6,700	236
Computer & Office Equipment (4.8%)
Apple Computer, Inc. (b)	1,900	146

Cisco Systems, Inc. (b)	33,300	$601
Dell, Inc. (b)	12,500	522
EMC Corp. (b)	12,100	158
Gateway, Inc. (b)	1,800	9
Hewlett-Packard Co.	14,800	290
International Business Machines Corp.	8,400	785
Jabil Circuit, Inc. (b)	1,000	24
Lexmark International, Inc. (b)	600	50
Pitney Bowes, Inc.	1,100	49
Symbol Technologies, Inc.	1,200	22
Construction (0.2%)
Centex Corp.	600	37
Fluor Corp.	400	21
KB Home	200	22
Pulte Homes, Inc.	600	40
Department Stores (0.5%)
Dillard’s, Inc.-Class A	400	10
Federated Department Stores	900	51
JC Penney Co., Inc.	1,500	64
May Department Stores Co. (The)	1,500	51
Sears Roebuck & Co.	1,000	50
TJX Cos., Inc.	2,500	63
Diversified (0.3%)
Honeywell International, Inc.	4,300	155
Drug Stores & Proprietary Stores (0.6%)
CVS Corp.	1,900	88
Walgreen Co.	5,100	217
Educational Services (0.1%)
Apollo Group, Inc.-Class A (b)	900	70
Electric Services (2.1%)
AES Corp. (The) (b)	3,100	44
Allegheny Energy, Inc. (b)	600	12
American Electric Power Co., Inc.	1,900	67
Calpine Corp. (b)	2,400	8
CenterPoint Energy, Inc.	1,500	17
CMS Energy Corp. (b)	900	9
Consolidated Edison, Inc.	1,200	53
Constellation Energy Group, Inc.	800	40
Dominion Resources, Inc.	1,600	111
DTE Energy Co.	800	35
Duke Energy Corp.	4,600	123
Edison International	1,600	52
FirstEnergy Corp.	1,600	64
FPL Group, Inc.	900	69
Pinnacle West Capital Corp.	500	21
PPL Corp.	900	49
Progress Energy, Inc.	1,200	53
Sempra Energy	1,100	41
Southern Co. (The)	3,600	122
TECO Energy, Inc.	1,000	16
TXU Corp.	1,300	90
Xcel Energy, Inc.	1,900	35
Electric, Gas & Sanitary Services (0.8%)
Ameren Corp.	900	45
Cinergy Corp.	900	36
Entergy Corp.	1,100	76
Exelon Corp.	3,200	142
NiSource, Inc.	1,300	30

PG&E Corp. (b)	1,900	$66
Public Service Enterprise Group, Inc.	1,200	63
Electronic & Other Electric Equipment (3.8%)
Cooper Industries, Ltd.-Class A	500	35
Emerson Electric Co.	2,000	134
General Electric Co.	52,400	1,893
Maytag Corp.	400	6
Whirlpool Corp.	400	27
Electronic Components & Accessories (3.5%)
Advanced Micro Devices, Inc. (b)	1,700	27
Altera Corp. (b)	1,800	35
American Power Conversion Corp.	1,000	21
Analog Devices, Inc.	1,800	65
Applied Micro Circuits Corp. (b)	1,600	5
Broadcom Corp.-Class A (b)	1,600	51
Freescale Semiconductor, Inc.-Class B (b)	1,358	24
Intel Corp.	31,900	716
JDS Uniphase Corp. (b)	7,200	15
Linear Technology Corp.	1,500	57
LSI Logic Corp. (b)	1,900	12
Maxim Integrated Products, Inc.	1,600	62
Micron Technology, Inc. (b)	3,000	31
Molex, Inc.	900	26
National Semiconductor Corp.	1,700	29
Novellus Systems, Inc.	700	18
NVIDIA Corp. (b)	800	18
PMC-Sierra, Inc. (b)	800	8
Power-One, Inc. (b)	400	3
QLogic Corp. (b)	500	19
Sanmina-SCI Corp. (b)	2,500	15
Solectron Corp. (b)	4,700	23
Texas Instruments, Inc. (b)	8,800	204
Tyco International, Ltd.	10,200	369
Xilinx, Inc.	1,800	53
Environmental Services (0.2%)
Allied Waste Industries, Inc. (b)	1,400	12
Waste Management, Inc.	2,800	81
Fabricated Metal Products (0.6%)
Fortune Brands, Inc.	700	59
Gillette Co. (The)	5,000	254
Parker Hannifin Corp.	500	33
Finance (1.2%)
SPDR Trust Series 1	5,465	646
Food & Kindred Products (2.5%)
Altria Group, Inc.	10,400	664
Archer-Daniels-Midland Co.	3,300	80
Campbell Soup Co.	2,000	59
ConAgra Foods, Inc.	2,700	80
General Mills, Inc.	1,800	95
Hercules, Inc. (b)	500	7
Hershey Foods Corp.	1,200	70
HJ Heinz Co.	1,700	64
Kellogg Co.	2,000	89
McCormick & Co., Inc.	600	22
Sara Lee Corp.	3,900	92
WM Wrigley Jr. Co.	1,100	77
Food Stores (0.3%)
Albertson’s, Inc.	1,800	41

Kroger Co. (b)	3,600	$62
Safeway, Inc. (b)	2,200	41
Furniture & Fixtures (0.3%)
Johnson Controls, Inc.	900	53
Leggett & Platt, Inc.	900	26
Masco Corp.	2,100	77
Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond, Inc. (b)	1,500	60
Gas Production & Distribution (0.3%)
Dynegy, Inc.-Class A (b)	1,800	8
El Paso Corp.	3,100	34
KeySpan Corp.	800	32
Kinder Morgan, Inc.	600	45
Nicor, Inc.	200	7
Peoples Energy Corp.	200	9
Williams Cos., Inc. (The)	2,800	47
Health Services (0.6%)
Caremark Rx, Inc. (b)	2,300	90
Express Scripts, Inc. (b)	450	33
HCA, Inc.	2,000	89
Health Management Associates, Inc.-Class A	1,200	26
Laboratory Corp. of America Holdings (b)	500	24
Manor Care, Inc.	500	17
Quest Diagnostics, Inc.	500	48
Tenet Healthcare Corp. (b)	2,300	23
Holding & Other Investment Offices (0.2%)
Equity Office Properties Trust	1,900	53
Equity Residential	1,300	41
Plum Creek Timber Co., Inc.	900	32
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.	1,800	40
Marriott International, Inc.-Class A	1,100	69
Starwood Hotels & Resorts Worldwide, Inc.	1,000	58
Industrial Machinery & Equipment (1.5%)
American Standard Cos., Inc. (b)	1,000	40
Applied Materials, Inc. (b)	8,600	137
Baker Hughes, Inc.	1,600	69
Black & Decker Corp.	400	33
Caterpillar, Inc.	1,600	143
Cummins, Inc.	200	16
Deere & Co.	1,200	83
Dover Corp.	1,000	38
Eaton Corp.	700	48
Illinois Tool Works, Inc.	1,500	130
Ingersoll-Rand Co.-Class A	800	59
Pall Corp.	600	16
Stanley Works (The)	400	19
Instruments & Related Products (1.1%)
Agilent Technologies, Inc. (b)	2,300	51
Applera Corp.-Applied Biosystems Group	1,000	20
Bausch & Lomb, Inc.	300	22
Danaher Corp.	1,500	82
Eastman Kodak Co.	1,500	50
Fisher Scientific International (b)	500	32
KLA-Tencor Corp. (b)	900	42
Millipore Corp. (b)	300	13
PerkinElmer, Inc.	600	14
Raytheon Co.	2,200	82

Rockwell Automation, Inc.	900	$51
Snap-On, Inc.	300	10
Tektronix, Inc.	500	14
Teradyne, Inc. (b)	900	13
Thermo Electron Corp. (b)	800	24
Waters Corp. (b)	500	25
Xerox Corp. (b)	4,200	67
Insurance (4.4%)
ACE, Ltd.	1,500	65
Aetna, Inc.	700	89
AFLAC, Inc.	2,600	103
Allstate Corp. (The)	3,500	177
AMBAC Financial Group, Inc.	500	38
American International Group, Inc.	13,000	862
Chubb Corp.	900	67
Cigna Corp.	600	48
Cincinnati Financial Corp.	750	33
Loews Corp.	900	61
MBIA, Inc.	700	42
MGIC Investment Corp.	500	32
Principal Financial Group	1,600	65
Progressive Corp. (The)	1,000	84
SAFECO Corp.	600	28
St. Paul Travelers Cos., Inc. (The)	3,347	126
UnitedHealth Group, Inc.	3,300	293
UnumProvident Corp.	1,500	26
WellPoint Health Networks, Inc. (b)	1,300	158
XL Capital, Ltd.-Class A	600	45
Insurance Agents, Brokers & Service (0.4%)
AON Corp.	1,600	36
Hartford Financial Services Group, Inc. (The)	1,500	101
Humana, Inc. (b)	700	24
Marsh & McLennan Cos., Inc.	2,500	81
Leather & Leather Products (0.1%)
Coach, Inc. (b)	900	50
Life Insurance (0.7%)
Jefferson Pilot Corp.	600	30
Lincoln National Corp.	800	37
Metlife, Inc.	3,700	147
Prudential Financial, Inc.	2,500	135
Torchmark Corp.	500	27
Lumber & Other Building Materials (1.2%)
Home Depot, Inc. (The)	11,000	454
Lowe’s Cos., Inc.	3,800	217
Lumber & Wood Products (0.2%)
Georgia-Pacific Corp.	1,300	42
Louisiana-Pacific Corp.	500	13
Weyerhaeuser Co.	1,200	75
Management Services (0.1%)
Paychex, Inc.	1,800	55
Manufacturing Industries (0.2%)
Hasbro, Inc.	800	16
International Game Technology	1,600	50
Mattel, Inc.	2,000	39
Medical Instruments & Supplies (2.0%)
Bard, (C.R.) Inc.	500	34
Baxter International, Inc.	3,000	101
Becton Dickinson & Co.	1,200	68

Biomet, Inc.	1,300	$55
Boston Scientific Corp. (b)	4,200	139
Guidant Corp.	1,600	116
Medtronic, Inc.	5,900	310
St. Jude Medical, Inc. (b)	1,600	63
Stryker Corp.	1,900	93
Zimmer Holdings, Inc. (b)	1,200	95
Metal Cans & Shipping Containers (0.0%)
Ball Corp.	500	21
Metal Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.-Class B	800	29
Newmont Mining Corp.	2,200	91
Phelps Dodge Corp.	500	48
Mining (0.1%)
Vulcan Materials Co.	500	28
Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corp.	2,700	100
Motion Pictures (1.0%)
News Corp., Inc.-Class A (b)	8,000	136
Time Warner, Inc. (b)	23,200	418
Motor Vehicles, Parts & Supplies (0.0%)
Visteon Corp.	600	4
Oil & Gas Extraction (2.0%)
Anadarko Petroleum Corp.	1,200	79
Apache Corp.	1,610	88
BJ Services Co.	800	38
Burlington Resources, Inc.	1,900	83
Devon Energy Corp.	2,400	98
EOG Resources, Inc.	500	37
Halliburton Co.	2,100	86
Kerr-McGee Corp.	600	37
Nabors Industries, Ltd. (b)	700	35
Noble Corp. (b)	600	32
Occidental Petroleum Corp.	1,900	111
Rowan Cos., Inc. (b)	500	14
Schlumberger, Ltd.	3,000	204
Transocean, Inc. (b)	1,600	70
Unocal Corp.	1,300	62
Paper & Allied Products (1.3%)
3M Co.	3,900	329
Avery Dennison Corp.	500	30
Bemis Co.	500	14
International Paper Co.	2,300	90
Kimberly-Clark Corp.	2,500	164
MeadWestvaco Corp.	1,000	29
OfficeMax, Inc.	400	12
Pactiv Corp. (b)	700	16
Temple-Inland, Inc.	300	19
Personal Credit Institutions (0.4%)
Capital One Financial Corp.	1,200	94
SLM Corp.	2,100	105
Personal Services (0.1%)
H&R Block, Inc.	800	39
Petroleum Refining (5.1%)
Amerada Hess Corp.	500	43
Ashland, Inc.	400	25
ChevronTexaco Corp.	10,700	582
ConocoPhillips	3,304	307

Exxon Mobil Corp.	32,200	$1,662
Marathon Oil Corp.	1,800	70
Sunoco, Inc.	400	35
Valero Energy Corp.	1,300	68
Pharmaceuticals (8.4%)
Abbott Laboratories	7,800	351
Allergan, Inc.	600	46
AmerisourceBergen Corp.	500	29
Amgen, Inc. (b)	6,272	390
Biogen Idec, Inc. (b)	1,600	104
Bristol-Myers Squibb Co.	9,700	227
Cardinal Health, Inc.	2,100	118
Chiron Corp. (b)	900	30
Forest Laboratories, Inc. (b)	1,800	75
Genzyme Corp. (b)	1,100	64
Gilead Sciences, Inc. (b)	2,100	69
Hospira, Inc. (b)	720	21
Johnson & Johnson	14,600	945
King Pharmaceuticals, Inc. (b)	1,200	13
Lilly (Eli) & Co.	5,500	298
McKesson Corp.	1,500	52
Medco Health Solutions, Inc. (b)	1,253	53
Medimmune, Inc. (b)	1,200	28
Merck & Co., Inc.	11,100	311
Mylan Laboratories	1,300	22
Pfizer, Inc.	37,740	912
Schering-Plough Corp.	7,300	135
Sigma-Aldrich Corp.	400	25
Watson Pharmaceuticals, Inc. (b)	500	15
Wyeth	6,600	262
Primary Metal Industries (0.4%)
Alcoa, Inc.	4,300	127
Allegheny Technologies, Inc.	500	12
Engelhard Corp.	600	18
Nucor Corp.	700	39
United States Steel Corp.	500	26
Printing & Publishing (0.7%)
Dow Jones & Co., Inc.	400	15
Gannett Co., Inc.	1,300	104
Knight-Ridder, Inc.	400	26
McGraw-Hill Cos., Inc. (The)	900	81
Meredith Corp.	300	14
New York Times Co.-Class A	700	27
RR Donnelley & Sons Co.	1,100	37
Tribune Co.	1,600	64
Radio & Television Broadcasting (0.1%)
Univision Communications, Inc.-Class A (b)	1,600	44
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	1,600	86
Circuit City Stores, Inc.	1,000	14
RadioShack Corp.	700	23
Railroads (0.5%)
Burlington Northern Santa Fe Corp.	1,800	87
CSX Corp.	1,000	40
Norfolk Southern Corp.	1,900	66
Union Pacific Corp.	1,300	77
Regional Mall (0.1%)
Simon Property Group, Inc.	1,100	65

Restaurants (0.7%)
Darden Restaurants, Inc.	700	$21
McDonald’s Corp.	6,100	198
Starbucks Corp. (b)	1,900	103
Wendy’s International, Inc.	500	20
Yum! Brands, Inc.	1,500	70
Retail Trade (0.3%)
Office Depot, Inc. (b)	1,600	28
Staples, Inc.	2,500	82
Tiffany & Co.	700	22
Toys R US, Inc. (b)	1,000	21
Rubber & Misc. Plastic Products (0.4%)
Cooper Tire & Rubber Co.	400	9
Goodyear Tire & Rubber Co. (The) (b)	800	12
Newell Rubbermaid, Inc.	1,300	28
NIKE, Inc.-Class B	1,300	113
Reebok International, Ltd.	300	13
Sealed Air Corp. (b)	400	21
Savings Institutions (0.5%)
Golden West Financial Corp.	1,400	90
Sovereign Bancorp, Inc.	1,500	34
Washington Mutual, Inc.	4,300	173
Security & Commodity Brokers (2.9%)
American Express Co.	6,300	336
Bear Stearns Cos. Inc. (The)	500	51
Charles Schwab Corp. (The)	6,700	75
E*TRADE Financial Corp. (b)	1,750	24
Federated Investors, Inc.-Class B	450	13
Franklin Resources, Inc.	1,200	81
Goldman Sachs Group, Inc.	2,300	248
Janus Capital Group, Inc.	1,200	18
Lehman Brothers Holdings, Inc.	1,300	119
Merrill Lynch & Co., Inc.	4,700	282
Morgan Stanley	5,500	308
T. Rowe Price Group, Inc.	600	36
Telecommunications (3.1%)
ALLTEL Corp.	1,500	83
AT&T Corp.	3,900	75
BellSouth Corp.	9,200	241
CenturyTel, Inc.	600	20
Citizens Communications Co.	1,600	22
Nextel Communications, Inc.-Class A (b)	5,400	155
Qwest Communications International (b)	9,100	38
SBC Communications, Inc.	16,400	390
Sprint Corp. (FON Group)	7,250	173
Verizon Communications, Inc.	13,900	495
Tobacco Products (0.1%)
Reynolds American, Inc.	500	40
UST, Inc.	800	41
Transportation Equipment (0.0%)
Brunswick Corp.	500	23
Trucking & Warehousing (0.7%)
United Parcel Service, Inc.-Class B	5,500	411
Variety Stores (2.8%)
Big Lots, Inc. (b)	500	6
Costco Wholesale Corp.	2,300	109
Dollar General Corp.	1,600	32
Family Dollar Stores, Inc.	800	27

Target Corp.	4,500	$228
Wal-Mart Stores, Inc.	21,300	1,116
Warehouse (0.1%)
Prologis	850	32
Water Transportation (0.3%)
Carnival Corp.	3,100	179
Wholesale Trade Durable Goods (0.1%)
Grainger (W.W.), Inc.	500	31
Wholesale Trade Nondurable Goods (0.2%)
SUPERVALU, Inc.	600	19
SYSCO Corp.	3,100	108
Total Common Stocks (cost: $44,026)		54,748

	Contracts (c)	Value
PURCHASED OPTIONS (0.1%)
Put Options (0.1%)
S & P 500 Index Put Strike $1075.00 Expires 02/19/2005	192	$8
S & P 500 Index Put Strike $1100.00 Expires 02/19/2005	84	5
S & P 500 Index Put Strike $1075.00 Expires 03/19/2005	123	24
S & P 500 Index Put Strike $1100.00 Expires 03/19/2005	60	18
Total Purchased Options (cost: $190)		55

Total Investment Securities (cost: $44,216)		$54,803

WRITTEN OPTIONS -(1.1%)
Covered Call Options -(1.1%)
S & P 500 Index Call Strike $1175.00 Expires 02/19/2005	137	(200)
S & P 500 Index Call Strike $1200.00 Expires 02/19/2005	98	(35)
S & P 500 Index Call Strike $1175.00 Expires 03/19/2005	108	(243)
S & P 500 Index Call Strike $1200.00 Expires 03/19/2005	116	(116)
Total Written Options (cost: $1,588)		(594)

SUMMARY:
Investments, at value	99.7%	$54,803
Written options	(1.1)%	(594)
Other assets in excess of liabilities	1.4%	786
Net assets	100.0%	$54,995

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   Substantially all of the Fund’s common stocks are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund.

(b)   No dividends were paid during the preceding twelve months.

(c)   Contract amounts are not in thousands.

DEFINITIONS:

REIT       Real Estate Investment Trust

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (90.3%)
Aerospace (0.9%)
Boeing Co. (The)	101,400	$5,131
Air Transportation (1.3%)
Southwest Airlines Co.	529,000	7,660
Amusement & Recreation Services (1.3%)
Disney (Walt) Co. (The)	272,100	7,790
Chemicals & Allied Products (2.1%)
Cabot Corp.	99,800	3,493
Dow Chemical Co. (The)	172,100	8,553
Commercial Banks (6.1%)
Bank of New York Co., Inc. (The)	154,700	4,596
MBNA Corp.	220,900	5,872
Mitsubishi Tokyo Financial Group, Inc.	946	8,932
Morgan Chase & Co. (J.P.)	302,900	11,307
State Street Corp.	108,500	4,862
Communication (4.2%)
Comcast Corp.- Special Class A (a) (b)	279,400	8,832
Liberty Media Corp.-Class A	833,700	8,704
Viacom, Inc.-Class B	187,300	6,994
Communications Equipment (3.4%)
Lucent Technologies, Inc. (a) (b)	2,246,100	7,322
Motorola, Inc.	453,400	7,137
Nokia Corp.-ADR	351,200	5,366
Socket Communications, Inc. (a) (b)	68,400	102
Computer & Data Processing Services (4.0%)
Actuate Corp. (b)	31,800	80
Electronics for Imaging (a) (b)	204,500	3,476
Micromuse, Inc. (b)	700,000	3,598
Microsoft Corp.	454,200	11,936
RealNetworks, Inc. (a) (b)	710,000	4,310
Diversified (0.9%)
Honeywell International, Inc.	140,000	5,037
Electric Services (0.0%)
Calpine Corp. (a) (b)	66,800	222
Electronic & Other Electric Equipment (1.3%)
Samsung Electronics Co., Ltd.-GDR, 144A	31,600	7,584
Electronic Components & Accessories (4.3%)
Maxwell Technologies, Inc. (b)	90,200	916
Novellus Systems, Inc.	84,700	2,215
Solectron Corp. (b)	1,634,100	8,121
Taiwan Semiconductor Manufacturing Co., Ltd.-ADR (a)	864,745	7,567
Texas Instruments, Inc.	269,000	6,243
Environmental Services (1.0%)
Waste Management, Inc.	196,200	5,690
Food Stores (0.9%)
Safeway, Inc. (a) (b)	276,300	5,208
Gas Production & Distribution (1.4%)
Dynegy, Inc.-Class A (b)	28,400	126
Williams Cos., Inc. (The)	494,500	8,313
Health Services (0.9%)
Enzo Biochemical, Inc. (a) (b)	291,899	5,292

Holding & Other Investment Offices (0.5%)
Digital Realty Trust, Inc. (a)	142,800	$1,971
GMH Communities Trust	11,200	146
Hutchison Whampoa, Ltd.	99,000	901
Industrial Machinery & Equipment (3.4%)
Applied Materials, Inc. (b)	199,000	3,164
Baker Hughes, Inc.	78,000	3,377
Caterpillar, Inc.	90,800	8,090
Deere & Co.	75,000	5,207
Instruments & Related Products (2.7%)
Agilent Technologies, Inc. (b)	261,100	5,773
Raytheon Co.	267,500	10,004
Insurance (7.2%)
AMBAC Financial Group, Inc.	97,100	7,465
American International Group, Inc.	135,100	8,956
Chubb Corp.	99,580	7,417
CNA Surety Corp. (b)	42,900	562
MGIC Investment Corp.	104,900	6,703
PMI Group, Inc. (The)	79,900	3,178
Radian Group, Inc.	161,400	7,738
Insurance Agents, Brokers & Service (0.8%)
Hartford Financial Services Group, Inc. (The)	68,200	4,589
Lumber & Other Building Materials (1.3%)
Home Depot, Inc. (The)	188,900	7,794
Lumber & Wood Products (1.3%)
Weyerhaeuser Co.	122,000	7,613
Manufacturing Industries (2.2%)
Hasbro, Inc.	330,900	6,486
Mattel, Inc.	317,700	6,179
Metal Mining (1.4%)
Newmont Mining Corp.	202,700	8,430
Mining (0.1%)
WGI Heavy Minerals, Inc. (b)	104,300	412
Motion Pictures (3.5%)
News Corp., Inc.-Class A (a) (b)	359,500	6,111
News Corp., Inc.-Class B (a) (b)	290,000	5,098
Time Warner, Inc. (b)	516,000	9,288
Motor Vehicles, Parts & Supplies (0.6%)
BorgWarner, Inc.	61,800	3,318
Oil & Gas Extraction (4.8%)
Anadarko Petroleum Corp.	108,800	7,204
Canadian Natural Resources, Ltd.	52,100	2,289
GlobalSantaFe Corp.	150,500	5,322
Halliburton Co.	193,500	7,959
Schlumberger, Ltd.	75,000	5,103
Todco-Class A (b)	17,800	365
Petroleum Refining (4.2%)
BP PLC-ADR	28,600	1,705
ChevronTexaco Corp.	164,100	8,927
ConocoPhillips	18,400	1,707
Exxon Mobil Corp.	32,500	1,677
Murphy Oil Corp.	119,700	10,687
Pharmaceuticals (10.4%)
Abbott Laboratories	204,600	9,211
Amgen, Inc. (b)	61,400	3,822
Aphton Corp. (a) (b)	553,200	1,400
GlaxoSmithKline PLC-ADR (a)	169,800	7,568
Johnson & Johnson	172,900	11,187
Lilly (Eli) & Co.	30,800	1,671

McKesson Corp. (a)	122,800	$4,235
Novartis AG-ADR	107,500	5,147
Pfizer, Inc.	318,700	7,700
Wyeth	200,200	7,934
XOMA, Ltd. (b)	464,300	915
Primary Metal Industries (4.4%)
Alcoa, Inc.	260,000	7,673
Allegheny Technologies, Inc.	289,400	6,946
Brush Engineered Materials, Inc. (b)	63,900	1,102
Engelhard Corp.	179,900	5,406
RTI International Metals, Inc. (b)	185,900	4,536
Radio & Television Broadcasting (0.3%)
IAC/InterActive Corp. (a) (b)	71,900	1,742
Security & Commodity Brokers (3.6%)
American Express Co.	150,500	8,029
Merrill Lynch & Co., Inc.	123,800	7,437
Morgan Stanley	100,000	5,596
Telecommunications (2.2%)
SBC Communications, Inc. (a)	215,000	5,108
Vodafone Group PLC-ADR	302,600	7,862
Transportation Equipment (0.1%)
Fleetwood Enterprises, Inc. (a) (b)	103,700	910
Variety Stores (1.2%)
Costco Wholesale Corp. (a)	150,500	7,114
Wholesale Trade Durable Goods (0.1%)
IKON Office Solutions, Inc.	34,300	369
Total Common Stocks (cost: $472,624)		528,122

	Principal	Value
SECURITY LENDING COLLATERAL (8.4%)
Debt (7.8%)
Bank Notes (1.0%)
Bank of America
2.27%, due 03/03/2005 (c)	$2,133	$2,133
2.27%, due 04/18/2005 (c)	1,422	1,422
2.30%, due 06/09/2005 (c)	356	356
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	1,422	1,422
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	355	355
Commercial Paper (0.7%)
General Electric Capital Corp.
2.32%, due 02/11/2005	1,777	1,777
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	1,066	1,066
Ranger Funding - 144A
2.37%, due 02/14/2005	355	356
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	704	704
Euro Dollar Overnight (0.5%)
Bank of Montreal
2.13%, due 02/02/2005	302	302
BNP Paribas
2.30%, due 02/01/2005	1,777	1,777
Lloyds TSB Bank
2.28%, due 02/02/2005	448	448
Royal Bank of Scotland
2.27%, due 02/02/2005	711	711

Euro Dollar Terms (3.8%)
Bank of Montreal
2.50%, due 03/02/2005	$190	$190
Bank of Nova Scotia
2.32%, due 02/08/2005	2,453	2,453
BNP Paribas
2.30%, due 02/23/2005	1,422	1,422
Calyon
2.44%, due 03/16/2005	1,066	1,066
Citigroup
2.31%, due 02/25/2005	3,128	3,128
Den Danske Bank
2.39%, due 02/18/2005	1,777	1,777
2.40%, due 02/22/2005	2,396	2,396
Dexia Group
2.50%, due 03/21/2005	896	896
Royal Bank of Scotland
2.36%, due 02/17/2005	355	355
2.42%, due 03/07/2005	1,777	1,777
2.48%, due 03/18/2005	2,787	2,787
Toronto Dominion Bank
2.44%, due 03/16/2005	1,777	1,777
Wells Fargo & Co.
2.39%, due 02/22/2005	1,820	1,820
2.44%, due 02/22/2005	355	355
Promissory Notes (0.7%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	1,493	1,493
2.57%, due 04/27/2005	2,488	2,488
Repurchase Agreements (1.1%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $2,097 on 02/01/2005	2,097	2,097
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $4,265 on 02/01/2005	4,265	4,265

	Shares	Value
Investment Companies (0.6%)
Money Market Funds (0.6%)
American AAdvantage Select 1-day yield of 2.32%	1,060,744	$1,061
BGI Institutional Money Market Fund 1-day yield of 2.43%	1,066,340	1,066
Merrill Lynch Premier Institutional Fund 1-day yield of 2.25%	571,701	572
Merrimac Cash Fund, Premium Class 1-day yield of 1.87% (e)	956,152	956
Total Security Lending Collateral (cost: $49,026)		49,026

Total Investment Securities (cost: $521,650)		$577,148

SUMMARY:
Investments, at value	98.7%	$577,148
Other assets in excess of liabilities	1.3%	7,831
Net assets	100.0%	$584,979

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $44,673.

(b)   No dividends were paid during the preceding twelve months.

(c)   Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)   Cash collateral for the Repurchase Agreements, valued at $6,490, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)   Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $9,710 or 1.7% of the net assets of the Fund.

ADR       American Depositary Receipt

GDR        Global Depositary Receipt

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.1%)
Aerospace (4.4%)
Boeing Co. (The)	138,600	$7,013
Lockheed Martin Corp. (a)	123,600	7,145
United Technologies Corp.	57,500	5,789
Commercial Banks (10.8%)
Bank of America Corp.	324,100	15,029
Bank of New York Co., Inc. (The)	106,200	3,155
Comerica, Inc.	53,800	3,113
MBNA Corp.	99,200	2,637
Morgan Chase & Co. (J.P.)	145,600	5,435
US Bancorp	203,500	6,115
Wachovia Corp.	128,600	7,054
Wells Fargo & Co.	94,600	5,799
Communication (4.8%)
Comcast Corp.-Class A (b)	174,100	5,604
Comcast Corp.-Special Class A (b)	53,400	1,688
Liberty Media Corp.-Class A	579,600	6,051
Liberty Media International, Inc.-Class A (b)	28,960	1,311
Viacom, Inc.-Class B	181,900	6,792
Communications Equipment (4.3%)
Comverse Technology, Inc. (b)	159,300	3,560
Nokia Corp.-ADR	596,300	9,111
Nortel Networks Corp. (a) (b)	2,073,100	6,738
Computer & Data Processing Services (1.9%)
Microsoft Corp.	322,100	8,465
Computer & Office Equipment (3.1%)
Hewlett-Packard Co.	230,700	4,519
International Business Machines Corp.	53,000	4,951
Lexmark International, Inc. (b)	55,500	4,626
Department Stores (1.1%)
JC Penney Co., Inc.	119,300	5,097
Diversified (1.7%)
Honeywell International, Inc.	210,000	7,556
Electric, Gas & Sanitary Services (1.0%)
PG&E Corp. (b)	125,900	4,407
Electronic Components & Accessories (0.8%)
Celestica, Inc. (a) (b)	16,100	210
Solectron Corp. (b)	654,700	3,254
Environmental Services (0.8%)
Waste Management, Inc.	128,900	3,738
Food & Kindred Products (3.2%)
Altria Group, Inc.	224,900	14,355
Food Stores (1.9%)
Kroger Co. (b)	499,600	8,543
Gas Production & Distribution (1.3%)
El Paso Corp.	520,400	5,657
Holding & Other Investment Offices (2.3%)
Equity Office Properties Trust	189,500	5,302
Equity Residential	157,800	4,977
Instruments & Related Products (1.0%)
Raytheon Co.	121,400	4,540

Insurance (4.2%)
American International Group, Inc.	153,500	$10,176
Loews Corp.	77,700	5,284
St. Paul Travelers Cos., Inc. (The)	90,200	3,386
Manufacturing Industries (1.2%)
Mattel, Inc.	268,800	5,228
Motion Pictures (3.0%)
News Corp., Inc.-Class A (a) (b)	400,100	6,802
News Corp., Inc.-Class B (a) (b)	26,600	468
Time Warner, Inc. (b)	355,000	6,390
Oil & Gas Extraction (6.3%)
ENSCO International, Inc.	201,000	6,880
EOG Resources, Inc.	17,100	1,270
GlobalSantaFe Corp.	116,300	4,112
Nabors Industries, Ltd. (b)	58,500	2,948
Noble Corp. (b)	50,200	2,678
Total SA-ADR (a)	96,100	10,336
Paper & Allied Products (3.6%)
Avery Dennison Corp. (a)	84,500	5,078
International Paper Co.	145,400	5,692
Kimberly-Clark Corp.	80,600	5,280
Personal Credit Institutions (1.7%)
Capital One Financial Corp. (a)	97,000	7,593
Petroleum Refining (4.1%)
BP PLC-ADR	74,300	4,430
Marathon Oil Corp.	126,500	4,899
Royal Dutch Petroleum Co.- NY Shares	155,900	9,116
Pharmaceuticals (6.5%)
GlaxoSmithKline PLC-ADR (a)	138,200	6,160
Johnson & Johnson	101,100	6,541
Pfizer, Inc.	189,200	4,571
Schering-Plough Corp.	262,200	4,866
Wyeth	176,600	6,999
Restaurants (1.7%)
McDonald’s Corp.	233,200	7,553
Rubber & Misc. Plastic Products (0.9%)
Newell Rubbermaid, Inc. (a)	196,200	4,222
Savings Institutions (0.9%)
Washington Mutual, Inc.	101,500	4,096
Security & Commodity Brokers (5.7%)
American Express Co.	113,100	6,034
Goldman Sachs Group, Inc.	53,000	5,716
Merrill Lynch & Co., Inc.	146,500	8,800
Morgan Stanley	90,300	5,053
Telecommunications (7.6%)
ALLTEL Corp. (a)	96,600	5,317
AT&T Corp.	114,700	2,201
MCI, Inc.	274,600	5,297
Nextel Communications, Inc.-Class A (b)	297,600	8,538
SBC Communications, Inc.	268,000	6,368
Sprint Corp. (FON Group)	94,900	2,262
Verizon Communications, Inc.	120,600	4,292
U.S. Government Agencies (1.5%)
Freddie Mac	103,900	6,784
Variety Stores (1.8%)
Target Corp.	74,500	3,782
Wal-Mart Stores, Inc.	85,900	4,501
Total Common Stocks (cost: $384,462)		427,335

	Principal	Value
SECURITY LENDING COLLATERAL (7.3%)
Debt (6.8%)
Bank Notes (0.8%)
Bank of America
2.27%, due 03/03/2005 (c)	$1,427	$1,427
2.27%, due 04/18/2005 (c)	952	952
2.30%, due 06/09/2005 (c)	238	238
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	952	952
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	238	238
Commercial Paper (0.6%)
General Electric Capital Corp.
2.32%, due 02/11/2005	1,189	1,189
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	714	714
Ranger Funding - 144A
2.37%, due 02/14/2005	238	238
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	471	471
Euro Dollar Overnight (0.5%)
Bank of Montreal
2.13%, due 02/02/2005	202	202
BNP Paribas
2.30%, due 02/01/2005	1,189	1,189
Lloyds TSB Bank
2.28%, due 02/02/2005	300	300
Royal Bank of Scotland
2.27%, due 02/02/2005	476	476
Euro Dollar Terms (3.3%)
Bank of Montreal
2.50%, due 03/02/2005	127	127
Bank of Nova Scotia
2.32%, due 02/08/2005	1,642	1,642
BNP Paribas
2.30%, due 02/23/2005	952	952
Calyon
2.44%, due 03/16/2005	714	714
Citigroup
2.31%, due 02/25/2005	2,094	2,094
Den Danske Bank
2.39%, due 02/18/2005	1,190	1,190
2.40%, due 02/22/2005	1,603	1,603
Dexia Group
2.50%, due 03/21/2005	599	599
Royal Bank of Scotland
2.36%, due 02/17/2005	238	238
2.42%, due 03/07/2005	1,190	1,190
2.48%, due 03/18/2005	1,865	1,865
Toronto Dominion Bank
2.44%, due 03/16/2005	1,190	1,190
Wells Fargo & Co.
2.39%, due 02/22/2005	1,218	1,218
2.44%, due 02/22/2005	238	238
Promissory Notes (0.6%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	999	999
2.57%, due 04/27/2005	1,665	1,665

Repurchase Agreements (1.0%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $1,404 on 02/01/2005	$1,404	$1,404
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $2,855 on 02/01/2005	2,855	2,855

	Shares	Value
Investment Companies (0.5%)
Money Market Funds (0.5%)
American AAdvantage Select
1-day yield of 2.32%	710,014	$710
BGI Institutional Money Market Fund
1-day yield of 2.43%	713,760	714
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	382,671	383
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	640,005	640
Total Security Lending Collateral (cost: $32,816)		32,816

Total Investment Securities (cost: $417,278)		$460,151

SUMMARY:
Investments, at value	102.4%	$460,151
Liabilities in excess of other assets	(2.4)%	(10,655)
Net assets	100.0%	$449,496

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $31,079.

(b)         No dividends were paid during the preceding twelve months.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $4,344, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $1,423 or 0.3% of the net assets of the Fund.

ADR                     American Depositary Receipt

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)
Pharmaceuticals (0.0%)
NeoRx Corp.	3	$12
Security & Commodity Brokers (0.3%)
Morgan Stanley 144A	26,000	877
Total Convertible Preferred Stocks (cost: $1,146)		889

COMMON STOCKS (95.8%)
Chemicals & Allied Products (0.3%)
Solvay SA	8,200	879
Furniture & Fixtures (1.3%)
Kinetic Concepts, Inc. (a) (b)	57,200	3,718
Select Comfort Corp. (b)	18,800	368
Health Services (7.3%)
Caremark Rx, Inc. (b)	5,689	222
Community Health Systems, Inc. (b)	94,500	2,739
Coventry Health Care, Inc. (b)	23,700	1,349
CryoLife, Inc. (b)	107,600	884
DaVita, Inc. (b)	31,000	1,301
Edwards Lifesciences Corp. (a) (b)	43,500	1,770
HCA, Inc.	23,200	1,033
Healthsouth Corp. (b)	77,200	438
Human Genome Sciences, Inc. (b)	122,300	1,461
LabOne, Inc. (b)	39,000	1,308
Manor Care, Inc.	49,600	1,714
NeighborCare, Inc. (b)	50,400	1,478
Nektar Therapeutics (a) (b)	67,500	1,137
Omnicare, Inc. (a)	40,740	1,253
Sunrise Senior Living, Inc. (b)	62,000	2,841
Symbion, Inc. (b)	29,100	584
Triad Hospitals, Inc. (b)	24,600	1,001
United Surgical Partners International, Inc. (b)	4,300	169
Instruments & Related Products (1.4%)
Alcon, Inc. (a)	19,600	1,552
Bausch & Lomb, Inc.	14,300	1,042
Cooper Cos., Inc. (a)	9,200	706
Fisher Scientific International (b)	5,800	366
STAAR Surgical Co. (b)	1,600	10
Waters Corp. (b)	11,300	555
Insurance (12.8%)
UnitedHealth Group, Inc.	232,700	20,687
WellPoint Health Networks, Inc. (a) (b)	157,200	19,100
Medical Instruments & Supplies (4.7%)
Aspect Medical Systems, Inc. (b)	72,200	1,627
Bard, (C.R.) Inc.	12,100	820
Baxter International, Inc.	11,600	392
Biomet, Inc.	24,600	1,045
Endologix, Inc. (b)	79,100	543
Fischer Imaging Corp. (b)	45,380	193
Inamed Corp. (a) (b)	4,500	311

Integra LifeSciences Holdings Corp. (b)	10,000	$377
Kyphon, Inc. (b)	9,500	261
Medtronic, Inc. (a)	35,700	1,874
Resmed, Inc. (b)	4,700	241
St. Jude Medical, Inc. (b)	47,200	1,854
Stryker Corp.	50,700	2,491
Symmetry Medical, Inc. (b)	14,500	292
Varian Medical Systems, Inc. (b)	10,700	404
Zimmer Holdings, Inc. (a) (b)	21,800	1,719
Pharmaceuticals (64.2%)
Abgenix, Inc. (b)	176,600	1,551
Able Laboratories, Inc. (b)	82,600	1,845
Alexion Pharmaceuticals, Inc. (b)	77,880	1,927
Alkermes, Inc. (a) (b)	266,460	3,376
Allergan, Inc. (a)	17,000	1,291
American Pharmaceutical Partners, Inc. (b)	5,900	292
AmerisourceBergen Corp. (a)	35,200	2,051
Amgen, Inc. (a) (b)	176,320	10,974
Amylin Pharmaceuticals, Inc. (a) (b)	59,780	1,340
Andrx Corp. (b)	120,400	2,630
Array Biopharma, Inc. (b)	12,500	111
AtheroGenics, Inc. (a) (b)	76,800	1,425
BioCryst Pharmaceuticals, Inc. (b)	132,300	807
Biogen Idec, Inc. (a) (b)	123,700	8,036
BioSphere Medical, Inc. (b)	111,400	446
Cardinal Health, Inc. (a)	30,900	1,740
Celgene Corp. (b)	45,400	1,241
Cephalon, Inc. (b)	194,440	9,566
Chiron Corp. (b)	7,000	230
Conor Medsystems, Inc. (b)	18,000	273
Cubist Pharmaceuticals, Inc. (b)	232,800	2,659
CV Therapeutics, Inc. (b)	79,100	1,630
Cytogen Corp. (b)	50,000	547
Cytokinetics, Inc. (b)	12,700	125
Dade Behring Holdings, Inc. (b)	42,300	2,417
Discovery Laboratories, Inc. (b)	29,100	227
Dynavax Technologies Corp. (b)	11,700	84
Elan Corp. PLC-ADR (a) (b)	339,100	9,132
Encysive Pharmaceuticals, Inc. (b)	158,500	1,490
Eyetech Pharmaceuticals, Inc. (b)	116,900	4,309
Forest Laboratories, Inc. (a) (b)	46,700	1,939
Genentech, Inc. (a) (b)	86,540	4,129
Gilead Sciences, Inc. (b)	494,171	16,357
GlaxoSmithKline PLC	10,800	239
ICOS Corp. (b)	3,200	80
Idenix Pharmaceuticals, Inc. (b)	87,700	1,693
ImClone Systems, Inc. (a) (b)	198,390	8,322
Immucor, Inc. (b)	47,500	1,454
Indevus Pharmaceuticals, Inc. (b)	65,800	332
Inspire Pharmaceuticals, Inc. (a) (b)	56,800	841
Invitrogen Corp. (b)	58,700	4,033
IVAX Corp. (a) (b)	123,225	1,852
Johnson & Johnson	53,200	3,442
Keryx Biopharmaceuticals, Inc. (b)	8,000	114
Keryx Biopharmaceuticals, Inc., Foreign shares (b)	48,400	692
King Pharmaceuticals, Inc. (b)	3,100	33
Ligand Pharmaceuticals, Inc.-Class B (b)	28,500	297
Lilly (Eli) & Co. (a)	56,800	3,081
Martek Biosciences Corp. (a) (b)	33,200	1,754
Medicines Co. (a) (b)	221,150	6,084

Medicis Pharmaceutical Corp.-Class A	4,100	$148
MedImmune, Inc. (b)	107,320	2,539
MGI PHARMA, Inc. (b)	174,600	3,962
Millennium Pharmaceuticals, Inc. (b)	61,600	567
Myogen, Inc. (b)	40,300	272
Myogen, Inc. Warrants (b)	2,900	—	(c)
Myriad Genetics, Inc. (a) (b)	84,100	2,082
Nabi Biopharmaceuticals (a) (b)	52,200	674
NeoRx Corp. (b)	4,600	10
NeoRx Corp. Warrants, Expires 12/8/2008 (b)	1,200	—	(c)
Neurocrine Biosciences, Inc. (a) (b)	107,160	4,903
Novartis AG Sponsored ADR	13,100	627
Noven Pharmaceuticals, Inc. (b)	35,600	648
NPS Pharmaceuticals, Inc. (b)	132,400	2,185
Onyx Pharmaceuticals, Inc. (a) (b)	43,600	1,266
OraSure Technologies, Inc. (b)	50,800	290
OSI Pharmaceuticals, Inc. (a) (b)	65,130	4,240
Penwest Pharmaceuticals Co. (b)	25,100	266
Pfizer, Inc. (a)	128,480	3,104
Pharmion Corp. (a) (b)	23,500	852
Protein Design Labs, Inc. (b)	127,500	2,572
Rigel Pharmaceuticals, Inc. (b)	46,100	885
Salix Pharmaceuticals, Ltd. (b)	11,650	175
Sanofi-Aventis	23,700	1,769
Schering AG	5,000	338
Schering-Plough Corp.	86,380	1,603
Schwarz Pharma AG	27,200	1,227
Sepracor, Inc. (a) (b)	130,900	7,485
Serologicals Corp. (b)	42,400	1,002
Shire Pharmaceuticals PLC-ADR	54,900	1,921
Taro Pharmaceuticals Industries (b)	13,800	415
Teva Pharmaceutical Industries, Ltd.-ADR	39,680	1,140
Theravance, Inc. (b)	57,500	1,037
Transkaryotic Therapies, Inc. (b)	40,200	964
Trimeris, Inc. (b)	147,420	1,772
UCB SA	19,700	964
United Therapeutics Corp. (a) (b)	11,700	499
Valeant Pharmaceuticals International	90,500	2,260
Vertex Pharmaceuticals, Inc. (b)	129,700	1,319
Vicuron Pharmaceuticals, Inc. (b)	33,900	514
Vion Pharmaceuticals, Inc. (b)	259,900	894
ViroLogic, Inc. (b)	7,300	19
Viropharma, Inc. (b)	67,933	205
Wyeth (a)	158,500	6,281
XOMA, Ltd. (b)	57,300	113
Yamanouchi Pharmaceutical Co., Ltd.	72,000	2,623
Research & Testing Services (2.4%)
DeCODE Genetics, Inc. (b)	138,400	998
Diversa Corp. (b)	21,800	166
Dyax Corp. (b)	8,000	45
Exelixis, Inc. (b)	185,580	1,440
Gen-Probe, Inc. (a) (b)	58,200	2,841
Incyte Corp. (b)	77,000	690
Kosan Biosciences, Inc. (b)	14,800	105
Regeneration Technologies, Inc. (b)	116,700	1,200
Wholesale Trade Durable Goods (1.4%)
Patterson Cos., Inc. (b)	32,400	1,509
Symyx Technologies, Inc. (b)	106,100	2,753
Total Common Stocks (cost: $281,863)		297,027

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (4.7%)
U.S. Treasury Bill
1.59%, due 02/03/2005 (a)	$10,900	$10,899
1.96%, due 02/03/2005	500	500
1.99%, due 02/03/2005	1,000	1,000
1.81%, due 02/10/2005	150	150
2.02%, due 02/10/2005	500	500
2.04%, due 02/10/2005 (a)	800	799
2.05%, due 02/24/2005 (a)	830	829
Total Short-Term U.S. Government Obligations (cost: $14,677)		14,677

	Contracts (d)	Value
PURCHASED OPTIONS (0.0%)
Covered Call Options (0.0%)
Inspire Pharmaceuticals, Inc.	208	$39
Call Strike $17.50
Expires 03/19/2005
Total Purchased Options (cost: $37)		39

Total Investment Securities (cost: $297,723)		$312,632

WRITTEN OPTIONS (-1.0%)
Covered Call Options (-0.6%)
Alcon, Inc.	15	(14)
Call Strike $70.00
Expires 02/19/2005
Alkermes, Inc.	58	(4)
Call Strike $15.00
Expires 05/21/2005
Allergan, Inc.	30	(2)
Call Strike $90.00
Expires 07/16/2005
Amerisource Health Corp.	112	(40)
Call Strike $55.00
Expires 02/19/2005
AmerisourceBergen Corp.	173	(43)
Call Strike $60.00
Expires 05/21/2005
Amgen, Inc.	265	(98)
Call Strike $60.00
Expires 04/16/2005
Amgen, Inc.	88	(9)
Call Strike $65.00
Expires 04/16/2005
Amgen, Inc.	118	(10)
Call Strike $70.00
Expires 07/16/2005
Amylin Pharmaceuticals, Inc.	90	(32)
Call Strike $25.00
Expires 01/21/2006
AtheroGenics, Inc.	62	(5)
Call Strike $25.00
Expires 07/16/2005
AtheroGenics, Inc.	84	(3)
Call Strike $30.00
Expires 07/16/2005
Biogen Idec, Inc.	50	(19)
Call Strike $65.00
Expires 04/16/2005

Biogen Idec, Inc.	29	$(5)
Call Strike $70.00
Expires 04/16/2005
Cardinal Health, Inc.	199	(137)
Call Strike $50.00
Expires 03/19/2005
Cooper Cos., Inc.	18	(10)
Call Strike $75.00
Expires 05/21/2005
Edwards Lifesciences Corp.	31	(3)
Call Strike $45.00
Expires 05/21/2005
Elan Corp.	117	(11)
Call Strike $30.00
Expires 03/19/2005
Elan Corp.	153	(23)
Call Strike $30.00
Expires 04/16/2005
Elan Corp.	90	(5)
Call Strike $35.00
Expires 04/16/2005
Eyetech Pharmaceuticals, Inc.	116	(153)
Call Strike $50.00
Expires 03/19/2005
Forest Laboratories, Inc.	44	(18)
Call Strike $40.00
Expires 05/21/2005
Forest Laboratories, Inc.	202	(12)
Call Strike $50.00
Expires 05/21/2005
Genentech, Inc.	22	— (c)
Call Strike $55.00
Expires 03/19/2005
Genentech, Inc.	273	(16)
Call Strike $60.00
Expires 06/18/2005
Gen-Probe, Inc.	30	(13)
Call Strike $45.00
Expires 02/19/2005
ImClone Systems, Inc.	116	(41)
Call Strike $40.00
Expires 03/19/2005
ImClone Systems, Inc.	471	(243)
Call Strike $40.00
Expires 05/21/2005
ImClone Systems, Inc.	217	(60)
Call Strike $45.00
Expires 05/21/2005
ImClone Systems, Inc.	284	(39)
Call Strike $50.00
Expires 05/21/2005
ImClone Systems, Inc.	125	(8)
Call Strike $55.00
Expires 05/21/2005
ImClone Systems, Inc.	116	(30)
Call Strike $50.00
Expires 08/20/2005
Inamed Corp.	22	(18)
Call Strike $65.00
Expires 04/16/2005

IVAX Corp.	47	$(5)
Call Strike $17.50
Expires 06/18/2005
Kinetic Concepts, Inc.	62	(8)
Call Strike $80.00
Expires 06/18/2005
Lilly (Eli) & Co.	203	(14)
Call Strike $60.00
Expires 04/16/2005
Lilly (Eli) & Co.	25	(4)
Call Strike $60.00
Expires 07/16/2005
Martek Biosciences Corp.	54	(38)
Call Strike $50.00
Expires 06/18/2005
Martek Biosciences Corp.	26	(12)
Call Strike $55.00
Expires 06/18/2005
Medicines Co.	117	(15)
Call Strike $30.00
Expires 04/16/2005
Medtronic, Inc.	32	(12)
Call Strike $50.00
Expires 05/21/2005
Myriad Genetics, Inc.	90	(9)
Call Strike $25.00
Expires 02/19/2005
Nabi Biopharmaceuticals	98	(3)
Call Strike $15.00
Expires 03/19/2005
Nektar Therapeutics	84	(2)
Call Strike $25.00
Expires 05/21/2005
Neurocrine Biosciences, Inc.	131	(18)
Call Strike $50.00
Expires 05/21/2005
Neurocrine Biosciences, Inc.	93	(14)
Call Strike $55.00
Expires 08/20/2005
Neurocrine Biosciences, Inc.	116	(8)
Call Strike $60.00
Expires 08/20/2005
Omnicare, Inc.	32	(19)
Call Strike $25.00
Expires 03/19/2005
OSI Pharmaceuticals, Inc.	55	(44)
Call Strike $60.00
Expires 04/16/2005
OSI Pharmaceuticals, Inc.	173	(87)
Call Strike $65.00
Expires 04/16/2005
OSI Pharmaceuticals, Inc.	53	(75)
Call Strike $55.00
Expires 07/19/2005
Pfizer, Inc.	31	(1)
Call Strike $32.50
Expires 01/21/2006
Pfizer, Inc.	163	(11)
Call Strike $30.00
Expires 01/21/2006

Pharmion Corp.	37	$(3)
Call Strike $40.00
Expires 03/19/2005
Pharmion Corp.	36	(5)
Call Strike $45.00
Expires 06/18/2005
Sepracor, Inc.	176	(32)
Call Strike $60.00
Expires 03/19/2005
Sepracor, Inc.	116	(15)
Call Strike $65.00
Expires 04/16/2005
St. Jude Medical, Inc.	142	(13)
Call Strike $45.00
Expires 07/16/2005
United Therapeutics Corp.	46	(7)
Call Strike $50.00
Expires 05/21/2005
WellPoint Health Networks, Inc.	15	(40)
Call Strike $95.00
Expires 03/19/2005
WellPoint Health Networks, Inc.	56	(184)
Call Strike $90.00
Expires 06/18/2005
Wyeth	33	— (c)
Call Strike $45.00
Expires 04/16/2005
Wyeth	270	(13)
Call Strike $45.00
Expires 07/16/2005
Wyeth	118	(5)
Call Strike $50.00
Expires 01/21/2006
Zimmer Holdings, Inc.	30	(2)
Call Strike $95.00
Expires 06/18/2005
Put Options (-0.4%)
Abbott Labs	28	(17)
Put Strike $50.00
Expires 01/21/2006
Abbott Labs	62	(63)
Put Strike $55.00
Expires 01/21/2006
Alexion Pharmaceuticals, Inc.	30	(5)
Put Strike $22.50
Expires 05/21/2005
Amgen, Inc.	57	(7)
Put Strike $60.00
Expires 04/16/2005
Amgen, Inc.	50	(11)
Put Strike $60.00
Expires 07/16/2005
Bausch & Lomb, Inc.	48	(13)
Put Strike $65.00
Expires 01/21/2006
Bausch & Lomb, Inc.	28	(12)
Put Strike $70.00
Expires 01/21/2006

Baxter International, Inc.	56	$(17)
Put Strike $35.00
Expires 01/21/2006
Baxter International, Inc.	29	(19)
Put Strike $40.00
Expires 01/21/2006
Biogen Idec, Inc.	30	(10)
Put Strike $65.00
Expires 04/16/2005
Biogen Idec, Inc.	20	(10)
Put Strike $60.00
Expires 01/21/2006
Community Health Systems, Inc.	26	(4)
Put Strike $30.00
Expires 03/19/2005
Community Health Systems, Inc.	28	(6)
Put Strike $30.00
Expires 06/18/2005
Cooper Cos., Inc.	12	(2)
Put Strike $70.00
Expires 05/21/2005
Coventry Health Care, Inc.	50	(14)
Put Strike $50.00
Expires 01/21/2006
CV Therapeutics, Inc.	26	(8)
Put Strike $15.00
Expires 01/21/2006
CV Therapeutics, Inc.	32	(17)
Put Strike $20.00
Expires 01/21/2006
Dade Behring Holdings, Inc.	80	(27)
Put Strike $60.00
Expires 02/19/2005
DaVita, Inc.	52	(43)
Put Strike $50.00
Expires 07/16/2005
Elan Corp.	50	(8)
Put Strike $25.00
Expires 04/16/2005
Elan Corp.	35	(16)
Put Strike $30.00
Expires 04/16/2005
Elan Corp.	69	(28)
Put Strike $25.00
Expires 01/21/2006
Elan Corp.	139	(94)
Put Strike $30.00
Expires 01/21/2006
Eyetech Pharmaceuticals, Inc.	59	(24)
Put Strike $40.00
Expires 03/19/2005
Eyetech Pharmaceuticals, Inc.	91	(88)
Put Strike $45.00
Expires 06/18/2005
Eyetech Pharmaceuticals, Inc.	24	(26)
Put Strike $45.00
Expires 09/17/2005
Genentech, Inc.	29	(15)
Put Strike $50.00
Expires 06/18/2005

Gen-Probe, Inc.	17	$(1)
Put Strike $45.00
Expires 02/19/2005
Gen-Probe, Inc.	28	(7)
Put Strike $45.00
Expires 05/21/2005
Gilead Sciences, Inc.	35	(10)
Put Strike $32.50
Expires 08/20/2005
Guidant Corp.	29	(10)
Put Strike $75.00
Expires 07/16/2005
Henry Schein, Inc.	8	(2)
Put Strike $60.00
Expires 01/21/2006
Immucor, Inc.	33	(22)
Put Strike $35.00
Expires 09/17/2005
Invitrogen Corp.	15	(1)
Put Strike $55.00
Expires 05/21/2005
Invitrogen Corp.	59	(44)
Put Strike $70.00
Expires 01/21/2006
Kinetic Concepts, Inc.	50	(28)
Put Strike $65.00
Expires 06/18/2005
Medicines Co.	57	(21)
Put Strike $30.00
Expires 04/16/2005
Medtronic, Inc.	58	(19)
Put Strike $55.00
Expires 05/21/2005
Medtronic, Inc.	19	(9)
Put Strike $55.00
Expires 01/21/2006
Merck & Co., Inc.	50	(21)
Put Strike $30.00
Expires 01/21/2006
MGI PHARMA, Inc.	35	(13)
Put Strike $22.50
Expires 01/21/2006
Neurocrine Biosciences, Inc.	14	(5)
Put Strike $45.00
Expires 08/20/2005
OSI Pharmaceuticals, Inc.	29	(14)
Put Strike $65.00
Expires 04/16/2005
Patterson Cos., Inc.	28	(6)
Put Strike $45.00
Expires 07/16/2005
Pharmaceutical HOLDRs Trust	58	(67)
Put Strike $80.00
Expires 02/19/2005
Sepracor, Inc.	29	(15)
Put Strike $60.00
Expires 04/16/2005
Sepracor, Inc.	30	(26)
Put Strike $65.00
Expires 04/16/2005
Sepracor, Inc.	84	(60)
Put Strike $60.00
Expires 07/16/2005

Sepracor, Inc.	80	$(58)
Put Strike $55.00
Expires 01/21/2006
Sepracor, Inc.	101	(98)
Put Strike $60.00
Expires 01/21/2006
Serologicals Corp.	4	— (c)
Put Strike $22.50
Expires 04/16/2005
Shire Pharmaceuticals PLC	53	(29)
Put Strike $40.00
Expires 07/16/2005
St. Jude Medical, Inc.	50	(15)
Put Strike $40.00
Expires 07/16/2005
St. Jude Medical, Inc.	37	(14)
Put Strike $40.00
Expires 01/21/2006
Stryker Corp.	48	(21)
Put Strike $50.00
Expires 01/21/2006
Sunrise Senior Living, Inc.	35	(9)
Put Strike $45.00
Expires 07/16/2005
Triad Hospitals, Inc.	28	(10)
Put Strike $40.00
Expires 01/21/2006
WellPoint Health Networks, Inc.	28	(5)
Put Strike $105.00
Expires 06/18/2005
WellPoint Health Networks, Inc.	18	(1)
Put Strike $90.00
Expires 06/18/2005
Wyeth	38	(9)
Put Strike $40.00
Expires 07/16/2005
Zimmer Holdings, Inc.	12	(7)
Put Strike $80.00
Expires 06/18/2005
Total Written Options (Premiums: $3,489)		(3,123)

SUMMARY:
Investments, at value	100.8%	$312,632
Written options	(1.0)%	(3,123)
Other assets in excess of liabilities	0.2%	763
Net assets	100.0%	$310,272

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts.  The value of all securities segregated at January 31, 2005, is $43,361.

(b)         No dividends were paid during the preceding twelve months.

(c)          Value is less than $1.

(d)         Contract amounts are not in thousands.

DEFINITIONS:

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $877 or 0.3% of the net assets of the Fund.

ADR                     American Depositary Receipt

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.4%)
Air Transportation (1.2%)
Airtran Holdings, Inc. (a) (b)	7,800	$67
Frontier Airlines, Inc. (b)	19,500	165
JetBlue Airways Corp. (a) (b)	1,500	30
Skywest, Inc.	23,100	398
Amusement & Recreation Services (1.1%)
Alliance Gaming Corp. (a) (b)	6,800	68
International Speedway Corp.-Class A	700	38
Station Casinos, Inc.	7,900	486
Apparel & Accessory Stores (2.5%)
AnnTaylor Stores Corp. (b)	3,175	68
Christopher & Banks Corp.	14,000	249
HOT Topic, Inc. (b)	11,700	227
Pacific Sunwear of California, Inc. (b)	12,550	307
Ross Stores, Inc. (a)	7,000	200
Talbots, Inc.	4,900	133
Urban Outfitters, Inc. (b)	3,700	156
Apparel Products (0.2%)
Gymboree Corp. (b)	6,700	86
Auto Repair, Services & Parking (0.4%)
Dollar Thrifty Automotive Group (b)	6,800	212
Automotive (1.0%)
Group 1 Automotive, Inc. (b)	4,800	141
Oshkosh Truck Corp.	5,400	396
Automotive Dealers & Service Stations (0.7%)
O’Reilly Automotive, Inc. (a) (b)	6,900	316
Sonic Automotive, Inc.	1,600	37
Beverages (0.1%)
Boston Beer Co., Inc.-Class A (b)	2,700	64
Business Services (3.3%)
Catalina Marketing Corp.	1,500	39
ChoicePoint, Inc. (b)	7,100	327
Computer Programs & Systems, Inc.	18,500	391
EPIQ Systems, Inc. (a) (b)	3,100	45
Forrester Research, Inc. (b)	5,900	95
Getty Images, Inc. (a) (b)	3,900	272
Iron Mountain, Inc. (a) (b)	9,125	257
Jupitermedia Corp. (b)	7,100	131
Rent-A-Center, Inc. (b)	3,850	94
SupportSoft, Inc. (b)	12,800	78
Commercial Banks (2.8%)
Boston Private Financial Holdings, Inc.	9,200	256
CapitalSource, Inc. (b)	1,100	26
East-West Bancorp, Inc.	5,500	214
Investors Financial Services Corp. (c)	7,800	393
Silicon Valley Bancshares (a) (b)	3,400	148
Southwest Bancorp of Texas, Inc.	7,000	138
UCBH Holdings, Inc.	6,700	295
Communication (0.5%)
Global Payments, Inc. (a)	3,980	228
Insight Communications Co., Inc. (b)	5,100	52

Communications Equipment (1.7%)
Centillium Communications, Inc. (b)	14,100	$32
Concord Communications, Inc. (b)	5,000	52
Inter-Tel, Inc.	11,500	305
Plantronics, Inc.	9,400	350
Polycom, Inc. (b)	7,806	135
Powerwave Technologies, Inc. (a) (b)	4,800	38
Computer & Data Processing Services (10.7%)
Activision, Inc. (b)	13,950	315
Actuate Corp. (b)	18,000	46
Agile Software Corp. (b)	24,400	178
Avocent Corp. (b)	1,200	44
Borland Software Corp. (b)	13,700	118
CACI International, Inc.-Class A (b)	4,800	250
CNET Networks, Inc. (b)	10,800	119
Cognex Corp.	5,400	141
Cognizant Technology Solutions Corp. (b)	6,100	231
Digital Insight Corp. (b)	11,300	188
Earthlink, Inc. (b)	10,400	104
F5 Networks, Inc. (b)	7,500	360
Factset Research Systems, Inc. (a)	2,500	134
Fair Isaac Corp. (a)	9,905	342
Hyperion Solutions Corp. (b)	8,100	389
Informatica Corp. (b)	21,700	168
Inforte Corp. (b)	38,400	246
Jack Henry & Associates, Inc.	6,400	133
Macromedia, Inc. (b)	5,100	175
Magma Design Automation, Inc. (b)	7,900	107
MatrixOne, Inc. (b)	21,100	114
Mercury Interactive Corp. (b)	500	22
MTC Technologies, Inc. (b)	10,700	348
National Instruments Corp.	1,500	41
Open Solutions, Inc. (a) (b)	1,100	24
Open Text Corp. (a) (b)	10,100	198
Packeteer, Inc. (b)	11,800	172
Radiant Systems, Inc. (b)	6,450	39
Red Hat, Inc. (a) (b)	7,700	84
RSA Security, Inc. (b)	6,100	107
Serena Software, Inc. (b)	8,700	187
SkillSoft PLC- ADR (b)	600	3
SRA International, Inc.-Class A (b)	6,400	355
Websense, Inc. (b)	4,000	215
Computer & Office Equipment (1.5%)
Maxtor Corp. (b)	33,200	157
Sandisk Corp. (b)	6,800	168
ScanSource, Inc. (b)	1,100	71
Zebra Technologies Corp.-Class A (b)	8,100	413
Construction (0.7%)
Insituform Technologies, Inc.-Class A (b)	4,600	72
MDC Holdings, Inc.	4,064	296
Drug Stores & Proprietary Stores (0.1%)
Drugstore.Com, Inc. (b)	21,100	60
Educational Services (2.2%)
Apollo Group, Inc.-Class A (b)	1,873	146
Corinthian Colleges, Inc. (b)	6,700	129
DeVry, Inc. (b)	8,800	156
Education Management Corp. (b)	12,300	393
ITT Educational Services, Inc. (a) (b)	6,800	334
Electrical Goods (0.4%)
Hughes Supply, Inc.	7,600	231

Electronic & Other Electric Equipment (1.3%)
Aeroflex, Inc. (b)	32,100	$309
Digital Theater Systems, Inc. (b)	8,100	165
Harman International Industries, Inc.	1,200	146
SBS Technologies, Inc. (b)	5,600	73
Electronic Components & Accessories (6.0%)
Advanced Energy Industries, Inc. (b)	29,000	207
AMIS Holdings, Inc. (b)	6,100	66
ATMI, Inc. (a) (b)	5,100	116
Cymer, Inc. (a) (b)	8,600	228
Exar Corp. (b)	7,600	109
Integrated Circuit Systems, Inc. (b)	7,600	144
Integrated Silicon Solutions, Inc. (b)	16,100	105
Intersil Corp.-Class A	9,996	148
Kemet Corp. (b)	4,100	35
Lattice Semiconductor Corp. (b)	7,800	35
Mercury Computer Systems, Inc. (a) (b)	10,800	334
Micrel, Inc. (b)	3,900	34
Microchip Technology, Inc.	1,775	46
Omnivision Technologies, Inc. (a) (b)	16,800	273
Pericom Semiconductor Corp. (b)	8,400	70
Plexus Corp. (b)	8,600	99
Semtech Corp. (b)	9,000	165
Silicon Storage Technology, Inc. (b)	14,500	67
Skyworks Solutions, Inc. (b)	6,900	52
Tessera Technologies, Inc. (b)	4,100	160
Triquint Semiconductor, Inc. (b)	6,226	21
TTM Technologies, Inc. (b)	32,800	308
Varian Semiconductor Equipment Associates, Inc. (a) (b)	6,800	233
Zoran Corp. (b)	14,897	152
Environmental Services (0.8%)
Stericycle, Inc. (a) (b)	3,900	201
Waste Connections, Inc. (b)	6,900	217
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc.	4,000	144
Food & Kindred Products (0.1%)
Peet’s Coffee & Tea, Inc. (a) (b)	2,800	71
Food Stores (0.2%)
Whole Foods Market, Inc.	1,400	125
Furniture & Home Furnishings Stores (0.8%)
Cost Plus, Inc. (a) (b)	9,700	254
Williams-Sonoma, Inc. (a) (b)	4,800	166
Health Services (5.6%)
Accredo Health, Inc. (b)	9,250	275
Amsurg Corp. (b)	4,700	124
Community Health Systems, Inc. (b)	4,200	122
Coventry Health Care, Inc. (b)	8,000	455
DaVita, Inc. (b)	9,100	382
Gentiva Health Services, Inc. (b)	12,200	194
Human Genome Sciences, Inc. (b)	5,800	69
LifePoint Hospitals, Inc. (a) (b)	4,000	151
Manor Care, Inc.	3,600	124
Matria Healthcare, Inc. (a) (b)	2,300	106
Omnicare, Inc.	9,200	283
Renal Care Group, Inc. (b)	4,100	156
Symbion, Inc. (a) (b)	9,000	181
Triad Hospitals, Inc. (b)	2,800	114
United Surgical Partners International, Inc. (b)	6,100	240

Holding & Other Investment Offices (1.1%)
Affiliated Managers Group (a) (b)	5,700	$361
First Marblehead Corp. (The) (a) (b)	2,000	129
Redwood Trust, Inc. REIT	1,400	79
Hotels & Other Lodging Places (0.0%)
Great Wolf Resorts, Inc. (b)	1,300	27
Industrial Machinery & Equipment (2.5%)
Actuant Corp.-Class A (b)	2,600	136
Axcelis Technologies, Inc. (b)	17,200	128
Brooks Automation, Inc. (b)	3,900	60
Engineered Support Systems, Inc.	8,050	467
Entegris, Inc. (b)	12,300	109
FMC Technologies, Inc. (b)	3,200	98
National-Oilwell, Inc. (a) (b)	4,600	170
Oil States International, Inc. (b)	8,300	158
Instruments & Related Products (3.2%)
Anaren, Inc. (b)	5,600	67
August Technology Corp. (b)	4,700	46
Cohu, Inc.	4,600	78
Cyberonics, Inc. (a) (b)	1,400	35
Cyberoptics Corp. (b)	28,200	381
Dionex Corp. (b)	1,450	86
Flir Systems, Inc. (b)	5,500	335
Fossil, Inc. (b)	11,730	327
Herley Industries, Inc. (b)	3,400	67
II-VI, Inc. (b)	1,000	37
Lexar Media, Inc. (a) (b)	14,500	56
Pinnacle Systems, Inc. (b)	5,700	24
Rudolph Technologies, Inc. (a) (b)	2,300	36
Varian, Inc. (b)	2,500	100
Insurance (2.3%)
Max Reinsurance Capital, Ltd. (a)	7,300	156
RenaissanceRe Holdings, Ltd.	4,900	246
Stancorp Financial Group, Inc.	2,800	238
Triad Guaranty, Inc. (b)	5,100	276
WellChoice, Inc. (b)	5,500	293
Insurance Agents, Brokers & Service (0.3%)
Brown & Brown, Inc.	3,200	138
Leather & Leather Products (0.3%)
Timberland Co.-Class A (a) (b)	2,100	138
Management Services (2.0%)
Corporate Executive Board Co. (a)	8,700	556
Hewitt Associates, Inc.-Class A (b)	1,060	32
Resources Connection, Inc. (a) (b)	9,000	459
Manufacturing Industries (0.4%)
Daktronics, Inc. (b)	3,700	92
RC2 Corp. (b)	900	26
Shuffle Master, Inc. (a) (b)	2,700	79
Medical Instruments & Supplies (4.8%)
Advanced Neuromodulation Systems, Inc. (a) (b)	4,900	194
Coherent, Inc. (b)	3,900	117
DENTSPLY International, Inc. (a)	4,950	278
ICU Medical, Inc. (a) (b)	6,800	179
Inamed Corp. (b)	4,950	343
Integra LifeSciences Holdings Corp. (a) (b)	3,700	139
Mentor Corp.	3,600	113
Merit Medical Systems, Inc. (b)	4,000	57
Respironics, Inc. (b)	6,100	353
Steris Corp. (b)	15,900	377
Techne Corp. (b)	5,400	188
Thoratec Corp. (a) (b)	16,200	161
Wright Medical Group, Inc. (b)	2,500	69

Mortgage Bankers & Brokers (0.2%)
Doral Financial Corp.	3,125	$135
Motion Pictures (1.6%)
Avid Technology, Inc. (b)	9,100	574
Macrovision Corp. (b)	11,100	259
Oil & Gas Extraction (4.6%)
Atwood Oceanics, Inc. (b)	1,400	85
Cabot Oil & Gas Corp.	4,800	226
CAL Dive International, Inc. (b)	8,900	389
Comstock Resources, Inc. (b)	14,000	328
Forest Oil Corp. (a) (b)	1,000	34
Global Industries, Ltd. (b)	5,100	41
Grey Wolf, Inc. (a) (b)	25,900	137
Helmerich & Payne, Inc.	1,900	72
Patterson-UTI Energy, Inc.	16,500	321
Spinnaker Exploration Co. (b)	5,400	177
Stone Energy Corp. (b)	3,800	163
Unit Corp. (b)	8,100	296
Varco International, Inc. (b)	6,100	187
Personal Services (0.1%)
Jackson Hewitt Tax Service, Inc.	1,400	31
Pharmaceuticals (7.1%)
Abgenix, Inc. (b)	7,500	66
Alkermes, Inc. (a) (b)	4,800	61
Andrx Corp. (a) (b)	8,200	179
Bradley Pharmaceuticals, Inc. (a) (b)	12,400	178
Celgene Corp. (b)	3,200	88
Cephalon, Inc. (a) (b)	2,924	144
Charles River Laboratories International, Inc. (b)	6,100	289
D&K Healthcare Resources, Inc.	6,900	51
Digene Corp. (a) (b)	12,300	315
Eon Labs, Inc.(a) (b)	9,800	251
Henry Schein, Inc. (b)	700	48
ICOS Corp. (a) (b)	2,100	53
Idexx Laboratories, Inc. (a) (b)	1,500	87
Invitrogen Corp. (a) (b)	4,100	282
Martek Biosciences Corp. (a) (b)	6,300	333
Medicis Pharmaceutical Corp.-Class A (a)	9,600	347
Neurocrine Biosciences, Inc. (b)	4,800	220
Noven Pharmaceuticals, Inc. (b)	11,900	217
Par Pharmaceutical Cos., Inc. (b)	1,700	64
Priority Healthcare Corp.-Class B (b)	2,700	62
Protein Design Labs, Inc. (a) (b)	13,900	280
Taro Pharmaceuticals Industries (b)	4,400	132
Vertex Pharmaceuticals, Inc. (a) (b)	2,294	23
Primary Metal Industries (0.6%)
Lone Star Technologies, Inc. (b)	700	29
Maverick Tube Corp. (b)	4,500	153
Steel Dynamics, Inc.	4,100	155
Printing & Publishing (0.5%)
Scholastic Corp. (b)	6,300	216
Valassis Communications, Inc. (a) (b)	1,700	58
Radio & Television Broadcasting (1.9%)
COX Radio, Inc.-Class A (b)	5,400	85
Emmis Communications Corp.-Class A (b)	16,800	295
Entercom Communications Corp. (b)	3,900	122
Radio One, Inc.-Class D (b)	20,700	325
Regent Communications, Inc. (b)	10,700	56
Spanish Broadcasting System, Inc.-Class A (b)	10,400	107

Radio, Television & Computer Stores (0.3%)
GameStop Corp.-Class A (a) (b)	7,100	$136
Research & Testing Services (1.5%)
Advisory Board Co. (The) (b)	13,800	492
Incyte Corp. (b)	3,300	30
Pharmaceutical Product Development, Inc. (b)	6,100	253
Residential Building Construction (0.8%)
Toll Brothers, Inc. (a) (b)	5,500	429
Restaurants (2.8%)
BJ’s Restaurants, Inc. (b)	1,700	26
CEC Entertainment, Inc. (a) (b)	6,550	256
Cheesecake Factory (The) (a) (b)	6,000	194
PF Chang’s China Bistro, Inc. (a) (b)	6,300	350
Rare Hospitality International, Inc. (b)	10,300	324
Ruby Tuesday, Inc.	5,100	130
Sonic Corp. (b)	6,675	213
Retail Trade (2.4%)
AC Moore Arts & Crafts, Inc. (a) (b)	12,000	330
Dollar Tree Stores, Inc. (b)	3,300	90
Hibbett Sporting Goods, Inc. (b)	3,400	88
Marvel Enterprises, Inc. (a) (b)	12,450	222
Michaels Stores, Inc.	9,100	280
Petsmart, Inc.	8,300	251
Savings Institutions (0.4%)
IndyMac Bancorp, Inc.	6,100	225
Security & Commodity Brokers (1.2%)
Eaton Vance Corp.	7,000	175
Greenhill & Co., Inc.	1,200	36
Legg Mason, Inc.	1,700	131
Raymond James Financial, Inc.	6,900	215
Waddell & Reed Financial, Inc.-Class A	4,050	89
Social Services (0.6%)
Bright Horizons Family Solutions, Inc. (b)	5,600	328
Stone, Clay & Glass Products (0.5%)
Gentex Corp. (a)	8,200	277
Telecommunications (1.9%)
Adtran, Inc.	9,000	161
Alamosa Holdings, Inc. (a) (b)	2,000	26
Nextel Partners, Inc.-Class A (a) (b)	25,700	511
NII Holdings, Inc.-Class B (a) (b)	2,700	145
Novatel Wireless, Inc. (a) (b)	1,700	20
Ubiquitel, Inc. (b)	3,700	26
Wireless Facilities, Inc. (b)	12,900	110
Transportation & Public Utilities (0.9%)
UTI Worldwide, Inc.	6,700	462
Transportation Equipment (0.2%)
Thor Industries, Inc.	3,300	114
Trucking & Warehousing (0.9%)
Forward Air Corp. (b)	3,500	149
Old Dominion Freight Line, Inc. (b)	6,800	240
Werner Enterprises, Inc.	4,200	90
Variety Stores (0.6%)
Family Dollar Stores, Inc.	1,300	44
Fred’s, Inc. (a)	15,450	254
Wholesale Trade Durable Goods (2.9%)
Conceptus, Inc. (a) (b)	1,500	11
Cytyc Corp. (b)	8,800	220
Insight Enterprises, Inc. (b)	12,900	250
Patterson Cos., Inc. (b)	6,900	321
Reliance Steel & Aluminum Co.	2,400	92

SCP Pool Corp.	10,330	$307
Symyx Technologies, Inc. (b)	9,600	249
West Marine, Inc. (a) (b)	3,400	80
Wholesale Trade Nondurable Goods (1.8%)
Performance Food Group Co. (b)	2,400	65
SunOpta, Inc. (a) (b)	54,200	384
Tractor Supply Co. (a) (b)	4,200	150
United Natural Foods, Inc. (b)	10,900	345
Total Common Stocks (cost: $48,301)		52,728

	Principal	Value
SECURITY LENDING COLLATERAL (25.2%)
Debt (23.3%)
Bank Notes (2.9%)
Bank of America
2.27%, due 03/03/2005 (d)	$581	$581
2.27%, due 04/18/2005 (d)	388	388
2.30%, due 06/09/2005 (d)	97	97
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	387	387
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (d)	97	97
Commercial Paper (2.0%)
General Electric Capital Corp.
2.32%, due 02/11/2005	484	484
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	291	291
Ranger Funding - 144A
2.37%, due 02/14/2005	97	97
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	192	192
Euro Dollar Overnight (1.7%)
Bank of Montreal
2.13%, due 02/02/2005	82	82
BNP Paribas
2.30%, due 02/01/2005	484	484
Lloyds TSB Bank
2.28%, due 02/02/2005	122	122
Royal Bank of Scotland
2.27%, due 02/02/2005	194	194
Euro Dollar Terms (11.4%)
Bank of Montreal
2.50%, due 03/02/2005	52	52
Bank of Nova Scotia
2.32%, due 02/08/2005	668	668
BNP Paribas
2.30%, due 02/23/2005	387	387
Calyon
2.44%, due 03/16/2005	291	291
Citigroup
2.31%, due 02/25/2005	852	852
Den Danske Bank
2.39%, due 02/18/2005	484	484
2.40%, due 02/22/2005	653	653
Dexia Group
2.50%, due 03/21/2005	244	244
Royal Bank of Scotland
2.36%, due 02/17/2005	97	97

2.42%, due 03/07/2005	$484	$484
2.48%, due 03/18/2005	759	759
Toronto Dominion Bank
2.44%, due 03/16/2005	484	484
Wells Fargo & Co.
2.39%, due 02/22/2005	496	496
2.44%, due 02/22/2005	97	97
Promissory Notes (2.0%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	407	407
2.57%, due 04/27/2005	678	678
Repurchase Agreements (3.3%) (e)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $572 on 02/01/2005	572	572
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $1,162 on 02/01/2005	1,162	1,162

	Shares	Value
Investment Companies (1.9%)
Money Market Funds (1.9%)
American AAdvantage Select
1-day yield of 2.32%	289,054	$289
BGI Institutional Money Market Fund
1-day yield of 2.43%	290,579	291
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	155,790	156
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (f)	260,553	261
Total Security Lending Collateral (cost: $13,360)		13,360

Total Investment Securities (cost: $61,661)		$66,088

SUMMARY:
Investments, at value	124.6%	$66,088
Liabilities in excess of other assets	(24.6)%	(13,068)
Net assets	100.0%	$53,020

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $12,848.

(b)         No dividends were paid during the preceding twelve months.

(c)          Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

(d)         Floating or variable rate note. Rate is listed as of January 31, 2005.

(e)          Cash collateral for the Repurchase Agreements, valued at $1,768, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(f)            Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated $580 or 1.1% of the net assets of the Fund.

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Aerospace (0.5%)
Boeing Co. (The)	2,600	$132
Amusement & Recreation Services (1.3%)
Disney (Walt) Co. (The)	10,300	295
Station Casinos, Inc.	900	55
Apparel Products (0.6%)
Cintas Corp.	3,600	157
Automotive (0.6%)
Harley-Davidson, Inc.	3,000	180
Beverages (2.7%)
Anheuser-Busch Cos., Inc.	1,900	93
Coca-Cola Co. (The) (a)	7,300	303
PepsiCo, Inc.	6,670	358
Business Credit Institutions (1.3%)
Fannie Mae	2,500	161
Freddie Mac	3,300	215
Business Services (8.1%)
ChoicePoint, Inc. (b)	3,700	170
Clear Channel Communications, Inc.	6,400	208
eBay, Inc. (b)	5,400	440
Equifax, Inc.	1,700	48
First Data Corp.	5,800	236
Monster Worldwide, Inc. (b)	4,300	135
Moody’s Corp.	3,800	318
Omnicom Group, Inc. (a)	3,300	280
Robert Half International, Inc. (a)	6,200	188
WPP Group PLC-ADR (a)	4,300	233
Chemicals & Allied Products (3.6%)
Avon Products, Inc.	4,200	177
Colgate-Palmolive Co.	2,700	142
Ecolab, Inc. (a)	3,600	121
Procter & Gamble Co.	8,600	458
Valspar Corp.	2,000	98
Commercial Banks (8.4%)
Bank of New York Co., Inc. (The)	8,600	256
Citigroup, Inc.	15,659	768
Mellon Financial Corp.	4,000	117
Northern Trust Corp.	9,100	397
State Street Corp.	9,800	439
Wells Fargo & Co.	6,100	374
Communication (1.5%)
Certegy, Inc.	4,800	168
Viacom, Inc.-Class B	6,900	258
Communications Equipment (0.3%)
Nokia Corp.-ADR	5,500	84
Computer & Data Processing Services (7.2%)
Adobe Systems, Inc.	800	46
Automatic Data Processing, Inc.	4,200	183
Computer Associates International, Inc. (a)	3,900	106
Electronic Arts, Inc. (b)	500	32

Intuit, Inc. (b)	2,500	$97
Microsoft Corp.	29,500	775
Oracle Corp. (b)	21,000	289
SAP AG-ADR	4,000	155
Yahoo!, Inc. (b)	9,000	317
Computer & Office Equipment (5.0%)
Cisco Systems, Inc. (b)	31,300	565
Dell, Inc. (b)	17,500	731
EMC Corp. (b)	7,700	101
Drug Stores & Proprietary Stores (1.5%)
CVS Corp.	3,500	162
Walgreen Co.	6,100	260
Educational Services (0.7%)
Apollo Group, Inc.-Class A (a) (b)	2,650	207
Electronic & Other Electric Equipment (3.6%)
General Electric Co.	27,450	992
Electronic Components & Accessories (10.5%)
Altera Corp. (a) (b)	14,700	282
Analog Devices, Inc.	7,400	266
Broadcom Corp.-Class A (b)	3,500	111
Intel Corp.	25,100	563
Linear Technology Corp.	11,600	438
Maxim Integrated Products, Inc. (a)	10,800	421
Microchip Technology, Inc.	6,300	164
Molex, Inc.-Class A	3,500	89
Texas Instruments, Inc.	13,700	318
Xilinx, Inc.	9,400	274
Fabricated Metal Products (0.7%)
Gillette Co. (The)	4,000	203
Food & Kindred Products (0.9%)
General Mills, Inc.	2,300	122
WM Wrigley Jr. Co.	1,700	120
Furniture & Home Furnishings Stores (0.9%)
Bed Bath & Beyond, Inc. (b)	3,300	133
Williams-Sonoma, Inc. (a) (b)	3,600	125
Hotels & Other Lodging Places (0.1%)
Marriott International, Inc.-Class A	500	32
Industrial Machinery & Equipment (0.9%)
Applied Materials, Inc. (b)	9,100	145
Illinois Tool Works, Inc.	1,200	104
Insurance (7.7%)
AMBAC Financial Group, Inc.	2,200	169
American International Group, Inc.	8,463	561
UnitedHealth Group, Inc.	7,700	685
WellPoint Health Networks, Inc. (b)	6,100	741
Insurance Agents, Brokers & Service (0.4%)
Marsh & McLennan Cos., Inc. (a)	3,800	123
Lumber & Other Building Materials (2.2%)
Home Depot, Inc. (The)	14,700	607
Management Services (0.6%)
Paychex, Inc.	5,200	159
Manufacturing Industries (0.5%)
International Game Technology	4,300	135
Medical Instruments & Supplies (3.8%)
Baxter International, Inc.	2,800	95
Guidant Corp.	2,400	174
Medtronic, Inc.	11,800	619
Stryker Corp.	3,400	167
Motion Pictures (1.0%)
Time Warner, Inc. (b)	15,900	286

Paper & Allied Products (0.8%)
3M Co.	600	$51
Kimberly-Clark Corp.	2,500	164
Paper & Paper Products (0.0%)
Neenah Paper, Inc. (b)	75	2
Personal Credit Institutions (0.6%)
SLM Corp.	3,200	161
Pharmaceuticals (8.5%)
Abbott Laboratories	6,100	275
Amgen, Inc. (a) (b)	4,900	305
AstraZeneca PLC- ADR	2,000	75
GlaxoSmithKline PLC-ADR	3,700	165
Hospira, Inc. (b)	610	18
Johnson & Johnson	9,200	595
Lilly (Eli) & Co.	3,000	163
Medco Health Solutions, Inc. (b)	1,109	47
Merck & Co., Inc.	2,500	70
Pfizer, Inc.	20,085	485
Wyeth	4,100	162
Printing & Publishing (1.3%)
McGraw-Hill Cos., Inc. (The)	3,900	353
Radio & Television Broadcasting (0.9%)
IAC/InterActive Corp. (a) (b)	3,800	92
Univision Communications, Inc.-Class A (b)	5,500	150
Restaurants (0.6%)
Starbucks Corp. (b)	2,900	157
Retail Trade (1.6%)
Amazon.com, Inc. (a) (b)	7,400	320
Tiffany & Co.	4,100	129
Rubber & Misc. Plastic Products (0.4%)
NIKE, Inc.-Class B	1,300	113
Security & Commodity Brokers (2.5%)
American Express Co.	4,400	235
Charles Schwab Corp. (The)	14,600	164
Franklin Resources, Inc.	4,200	285
Telecommunications (0.6%)
Vodafone Group PLC-ADR	6,800	177
Transportation & Public Utilities (0.6%)
Expeditors International of Washington, Inc. (a)	2,800	157
Variety Stores (3.3%)
Dollar General Corp.	9,600	194
Family Dollar Stores, Inc.	3,900	130
Wal-Mart Stores, Inc.	11,300	592
Water Transportation (0.2%)
Carnival Corp.	900	52
Wholesale Trade Nondurable Goods (0.9%)
SYSCO Corp.	7,300	255
Total Common Stocks (cost: $20,140)		27,804

	Principal	Value
SECURITY LENDING COLLATERAL (10.7%)
Debt (9.9%)
Bank Notes (1.2%)
Bank of America
2.27%, due 03/03/2005 (c)	$129	$129
2.27%, due 04/18/2005 (c)	86	86
2.30%, due 06/09/2005 (c)	22	22
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	86	86

Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	$22	$22
Commercial Paper (0.9%)
General Electric Capital Corp.
2.32%, due 02/11/2005	108	108
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	65	65
Ranger Funding - 144A
2.37%, due 02/14/2005	22	22
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	43	43
Euro Dollar Overnight (0.7%)
Bank of Montreal
2.13%, due 02/02/2005	18	18
BNP Paribas
2.30%, due 02/01/2005	108	108
Lloyds TSB Bank
2.28%, due 02/02/2005	27	27
Royal Bank of Scotland
2.27%, due 02/02/2005	43	43
Euro Dollar Terms (4.8%)
Bank of Montreal
2.50%, due 03/02/2005	11	11
Bank of Nova Scotia
2.32%, due 02/08/2005	149	149
BNP Paribas
2.30%, due 02/23/2005	86	86
Calyon
2.44%, due 03/16/2005	65	65
Citigroup
2.31%, due 02/25/2005	190	190
Den Danske Bank
2.39%, due 02/18/2005	108	108
2.40%, due 02/22/2005	145	145
Dexia Group
2.50%, due 03/21/2005	54	54
Royal Bank of Scotland
2.36%, due 02/17/2005	22	22
2.42%, due 03/07/2005	108	108
2.48%, due 03/18/2005	169	169
Toronto Dominion Bank
2.44%, due 03/16/2005	108	108
Wells Fargo & Co.
2.39%, due 02/22/2005	110	110
2.44%, due 02/22/2005	22	22
Promissory Notes (0.9%)
Goldman Sachs Group, Inc.
2.58%, due 03/29/2005	91	91
2.57%, due 04/27/2005	151	151
Repurchase Agreements (1.4%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $127 on 02/01/2005	127	127
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repruchased at $259 on 02/01/2005	259	259

	Shares	Value
Investment Companies (0.8%)
Money Market Funds (0.8%)
American AAdvantage Select
1-day yield of 2.32%	64,382	$64
BGI Institutional Money Market Fund
1-day yield of 2.43%	64,722	65
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	34,700	35
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	58,034	58
Total Security Lending Collateral (cost: $2,976)		2,976

Total Investment Securities (cost: $23,116)		$30,780

SUMMARY:
Investments, at value	110.6%	$30,780
Liabilities in excess of other assets	(10.6)%	(2,962)
Net assets	100.0%	$27,818

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $2,883.

(b)         No dividends were paid during the preceding twelve months.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $394, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securites are registered pursuant to Rule 144A of the Securites Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $130 or 0.5% of the net assets of the Fund.

ADR                     American Depositary Receipt

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (87.2%)
Australia (1.5%)
Alumina, Ltd.	362,180	$1,709
AMP, Ltd.	436,181	2,579
BHP Billiton, Ltd.	80,350	1,013
National Australia Bank, Ltd.	117,220	2,692
Brazil (0.6%)
Cia Vale do Rio Doce Sponsored ADR	10,810	272
Cia Vale do Rio Doce Sponsored ADR (a)	52,600	1,591
Empresa Brasileira de Aeronautica SA-ADR	35,380	1,127
Canada (0.9%)
Alcan, Inc.	51,940	2,073
BCE, Inc. (a)	105,060	2,505
Novelis, Inc. (b)	8,894	199
Cayman Islands (0.8%)
ACE, Ltd.	50,780	2,204
XL Capital, Ltd.-Class A (a)	29,690	2,220
Denmark (0.9%)
ISS A/S	43,830	2,503
Vestas Wind Systems A/S (a) (b)	181,946	2,183
Finland (1.0%)
Stora Enso Oyj-Class R (a)	129,030	1,859
UPM-Kymmene Oyj	146,310	3,097
France (3.0%)
Accor SA	45,390	1,986
AXA	100,470	2,439
Michelin (C.G.D.E.)-Class B	46,730	3,023
Sanofi-Aventis	36,079	2,692
Suez SA-ADR (a)	100,080	2,717
Total SA	11,060	2,372
Valeo SA	9,180	374
Germany (2.7%)
BASF AG Sponsored ADR	40,680	2,791
Bayer AG Sponsored ADR	65,190	2,205
Deutsche Post AG	164,250	3,826
E.ON AG Sponsored ADR (a)	37,840	3,383
Volkswagen AG Sponsored ADR (a)	170,020	1,633
Hong Kong (0.7%)
Cheung Kong Holdings, Ltd.	242,000	2,219
Hutchison Whampoa, Ltd.	178,000	1,620
Israel (0.5%)
Check Point Software Technologies, Ltd. (b)	105,500	2,562

Italy (1.0%)
ENI SpA Sponsored ADR	26,270	$3,210
Riunione Adriatica di Sicurta SpA	86,620	1,961
Japan (3.5%)
Canon, Inc. Sponsored ADR	2,990	157
East Japan Railway Co.	373	2,015
Hitachi, Ltd.	313,000	2,081
KDDI Corp.	343	1,753
Nintendo Co., Ltd.	23,300	2,643
Nippon Telegraph & Telephone Corp.	461	1,947
Nomura Holdings, Inc.	101,000	1,328
Sompo Japan Insurance, Inc.	224,000	2,199
Sony Corp. Sponsored ADR	62,300	2,306
Takeda Pharmaceutical Co., Ltd.	39,100	1,859
Mexico (0.4%)
Telefonos de Mexico SA de CV-Class L-ADR	62,160	2,315
Netherlands (2.2%)
Akzo Nobel NV Sponsored ADR	63,910	2,663
IHC Caland NV	3,190	201
ING Groep NV	79,110	2,277
ING Groep NV Sponsored ADR (a)	22,740	656
Koninklijke Philips Electronics NV	95,830	2,506
Reed Elsevier NV	223,350	3,013
Norway (0.5%)
Telenor ASA	261,060	2,405
Portugal (0.6%)
Portugal Telecom SGPS SA	243,800	3,019
Singapore (0.6%)
DBS Group Holdings, Ltd.	255,600	2,468
DBS Group Holdings, Ltd. Sponsored ADR	11,760	454
South Korea (2.5%)
Kookmin Bank-ADR (a) (b)	44,830	1,946
Korea Electric Power Corp. Sponsored ADR (a)	128,470	1,774
KT Corp.-ADR	107,955	2,338
Samsung Electronics Co., Ltd.-GDR, 144A (a)	20,000	4,800
SK Telecom Co., Ltd. Sponsored ADR (a)	105,400	2,104
Spain (1.9%)
Banco Santander Central Hispano SA	245,370	2,914
Iberdrola SA	46,210	1,144
Repsol YPF SA	131,450	3,358
Telefonica SA	139,670	2,542
Sweden (2.9%)
Atlas Copco AB-Class A	68,110	3,174
Electrolux AB-Class B	77,450	1,652
Nordic Baltic Holding-FDR	386,320	3,575
Securitas AB-Class B	170,720	2,701
Svenska Cellulosa AB-Class B	54,110	2,072
Volvo AB-Class B	51,710	2,099
Switzerland (2.5%)
Lonza Group AG	45,070	2,777
Nestle SA Sponsored ADR	40,210	2,639
Novartis AG Sponsored ADR	55,530	2,659

Swiss Reinsurance	39,770	$2,722
UBS AG	22,590	1,834
UBS AG (Foreign Registered)	6,540	532
Taiwan (0.4%)
Chunghwa Telecom Co., Ltd.-ADR	97,090	2,102
United Kingdom (9.7%)
Alliance Unichem PLC	221,860	3,138
BAE Systems PLC	583,620	2,702
Boots Group PLC	179,800	2,260
BP PLC-ADR	50,540	3,013
British Airways PLC (b)	236,090	1,183
British Sky Broadcasting PLC	259,060	2,760
Cadbury Schweppes PLC	284,010	2,546
Compass Group PLC	646,930	2,940
GlaxoSmithKline PLC	125,160	2,773
HSBC Holdings PLC	93,989	1,557
HSBC Holdings PLC Sponsored ADR	9,340	776
National Grid Transco PLC	289,240	2,816
Pearson PLC	169,920	1,974
Rentokil Initial PLC	723,310	2,073
Rolls-Royce Group PLC (b)	435,250	2,142
Royal Bank of Scotland Group PLC	71,660	2,379
Shell Transport & Trading Co. PLC	343,700	3,004
Smiths Group PLC	196,370	3,116
Standard Chartered PLC	119,220	2,192
Unilever PLC	220,090	2,092
Vodafone Group PLC	1,068,021	2,759
United States (45.9%)
3M Co.	111,600	9,415
Abbott Laboratories	75,000	3,376
Advanced Neuromodulation Systems, Inc. (a) (b)	89,600	3,540
AFLAC, Inc.	170,300	6,729
American Express Co.	140,700	7,506
American International Group, Inc.	101,000	6,695
Amgen, Inc. (b)	95,080	5,918
Berkshire Hathaway, Inc.-Class B (a) (b)	1,700	5,090
Cintas Corp. (a)	51,700	2,249
Citigroup, Inc.	190,700	9,354
Colgate-Palmolive Co.	170,400	8,953
Dell, Inc. (b)	143,200	5,980
Donaldson Co., Inc.	163,600	5,101
eBay, Inc. (b)	77,900	6,349
Ecolab, Inc.	74,700	2,514
EMC Corp. (b)	326,000	4,271
Emerson Electric Co.	121,200	8,149
First Data Corp.	116,700	4,754
Genentech, Inc. (b)	53,600	2,557
General Electric Co.	338,800	12,241
Genzyme Corp. (b)	94,800	5,518
Goldman Sachs Group, Inc.	60,600	6,536
IMS Health, Inc.	315,100	7,367
International Game Technology	234,500	7,340

Linear Technology Corp.	147,400	$5,563
Medtronic, Inc. (a)	169,000	8,871
Merrill Lynch & Co., Inc.	121,500	7,299
Microsoft Corp.	277,375	7,289
Moody’s Corp.	27,300	2,287
Omnicom Group, Inc. (a)	115,500	9,805
PepsiCo, Inc.	183,000	9,827
Procter & Gamble Co.	99,400	5,291
QUALCOMM, Inc.	154,000	5,735
Symantec Corp. (b)	145,800	3,404
United Technologies Corp.	84,800	8,538
Xilinx, Inc.	202,200	5,902
Yahoo!, Inc. (b)	113,820	4,008
Zimmer Holdings, Inc. (b)	90,800	7,160
Total Common Stocks (cost: $421,630)		453,238

	Principal	Value
SECURITY LENDING COLLATERAL (9.4%)
Debt (8.7%)
Bank Notes (1.1%)
Bank of America
2.27%, due 03/03/2005 (c)	$2,136	$2,136
2.27%, due 04/18/2005 (c)	1,424	1,424
2.30%, due 06/09/2005 (c)	356	356
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	1,424	1,424
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	356	356
Commercial Paper (0.7%)
General Electric Capital Corp.
2.32%, due 02/11/2005	1,780	1,780
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	1,068	1,068
Ranger Funding - 144A
2.37%, due 02/14/2005	356	356
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	705	705
Euro Dollar Overnight (0.6%)
Bank of Montreal
2.13%, due 02/02/2005	302	302
BNP Paribas
2.30%, due 02/01/2005	1,780	1,780
Lloyds TSB Bank
2.28%, due 02/02/2005	448	448
Royal Bank of Scotland
2.27%, due 02/02/2005	712	712
Euro Dollar Terms (4.3%)
Bank of Montreal
2.50%, due 03/02/2005	190	190
Bank of Nova Scotia
2.32%, due 02/08/2005	2,456	2,456

BNP Paribas
2.30%, due 02/23/2005	1,424	$1,424
Calyon
2.44%, due 03/16/2005	1,068	1,068
Citigroup
2.31%, due 02/25/2005	3,132	3,132
Den Danske Bank
2.39%, due 02/18/2005	1,780	1,780
2.40%, due 02/22/2005	2,399	2,399
Dexia Group
2.50%, due 03/21/2005	897	897
Royal Bank of Scotland
2.36%, due 02/17/2005	356	356
2.42%, due 03/07/2005	1,780	1,780
2.48%, due 03/18/2005	2,790	2,790
Toronto Dominion Bank
2.44%, due 03/16/2005	1,780	1,780
Wells Fargo & Co.
2.39%, due 02/22/2005	1,822	1,822
2.44%, due 02/22/2005	356	356
Promissory Notes (0.8%)
Goldman Sachs Group, Inc.
2.57%, due 04/27/2005	2,492	2,492
2.58%, due 03/29/2005	1,495	1,495
Repurchase Agreements (1.2%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $2,100 on 02/01/2005		2,100
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $4,272 on 02/01/2005		4,271

	Shares	Value
Investment Companies (0.7%)
Money Market Funds (0.7%)
American AAdvantage Select
1-day yield of 2.32%		$1,062
BGI Institutional Money Market Fund
1-day yield of 2.43%		1,068
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%		573
Merrimac Cash Fund, Premium Class
1-day yield of 1.87%		957
Total Security Lending Collateral (cost: $49,095)		49,095
Total Investment Securities (cost: $470,725)		$502,333

SUMMARY:
Investments, at value	96.6%	$502,333
Other assets in excess of liabilities	3.4%	17,605
Net assets	100.0%	$519,938

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Business Services	6.5%	$33,588
Commercial Banks	6.4%	32,673
Pharmaceuticals	5.8%	30,490
Insurance	5.7%	29,820
Electronic & Other Electric Equipment	5.6%	29,025
Chemicals & Allied Products	5.2%	27,194
Computer & Data Processing Services	4.8%	24,630
Telecommunications	4.4%	22,770
Security & Commodity Brokers	4.4%	22,669
Medical Instruments & Supplies	3.8%	19,571
Aerospace	2.7%	14,509
Electronic Components & Accessories	2.7%	13,971
Paper & Allied Products	2.4%	12,512
Computer & Office Equipment	2.4%	12,332
Communications Equipment	2.1%	11,217
Manufacturing Industries	1.9%	9,983
Beverages	1.9%	9,827
Oil & Gas Extraction	1.8%	9,572
Electric Services	1.8%	9,117
Industrial Machinery & Equipment	1.6%	8,275
Life Insurance	1.5%	7,951
Petroleum Refining	1.0%	5,385
Food & Kindred Products	1.0%	5,185
Metal Mining	0.9%	4,585
Paper & Paper Products	0.8%	3,931
Transportation & Public Utilities	0.7%	3,826
Automotive	0.7%	3,732
Rubber & Misc. Plastic Products	0.6%	3,023
Printing & Publishing	0.6%	3,013
Restaurants	0.6%	2,940
Communication	0.5%	2,760
Electric, Gas & Sanitary Services	0.5%	2,717
Primary Metal Industries	0.4%	2,272
Drug Stores & Proprietary Stores	0.4%	2,260
Apparel Products	0.4%	2,249
Speciality- Real Estate	0.4%	2,219
Wholesale Trade Nondurable Goods	0.4%	2,092
Railroads	0.4%	2,015
Hotels & Other Lodging Places	0.4%	1,986
Radio & Television Broadcasting	0.4%	1,974
Holding & Other Investment Offices	0.3%	1,620
Air Transportation	0.2%	1,183
Motor Vehicles, Parts & Supplies	0.1%	374
Water Transportation	0.1%	201
Investments, at value	87.2%	453,238
Short-Term Investments	9.4%	49,095
Other assets in excess of liabilities	3.4%	17,605
Net assets	100.0%	$519,938

NOTES TO SCHEDULE OF INVESTMENTS:

(a)       At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $47,475.

(b)       No dividends were paid during the preceding twelve months.

(c)        Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)       Cash collateral for the Repurchase Agreements, valued at $6,499, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)        Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $6,929 or 1.3% of the net assets of the Fund.

ADR                    American Depositary Receipt

FDR                    Finnish Depositary Receipt

GDR                   Global Depositary Receipt

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (4.6%)
U.S. Treasury Bond
6.25%, due 08/15/2023 (a)	$1,566	$1,878
6.00%, due 02/15/2026	311	366
5.38%, due 02/15/2031 (a)	3,150	3,524
U.S. Treasury Note
3.38%, due 10/15/2009 (a)	350	345
3.50%, due 11/15/2009 (a)	2,040	2,024
4.75%, due 05/15/2014	3,115	3,265
4.25%, due 08/15/2014 (a)	2,000	2,019
Total U.S. Government Obligations (cost: $12,856)		13,421

U.S GOVERNMENT AGENCY OBLIGATIONS (1.6%)
Fannie Mae
6.00%, due 08/01/2034	2,397	2,475
6.00%, due 09/01/2034	2,022	2,088
Total U.S Government Agency Obligations (cost: $4,578)		4,563

CORPORATE DEBT SECURITIES (18.7%)
Aerospace (0.6%)
Honeywell International, Inc.
5.13%, due 11/01/2006	910	933
6.13%, due 11/01/2011	660	726
Amusement & Recreation Services (0.8%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	1,750	1,806
Mandalay Resort Group
6.50%, due 07/31/2009	585	613
Beverages (0.9%)
Coca-Cola Enterprises, Inc.
5.38%, due 08/15/2006	950	976
Diageo Capital PLC
3.50%, due 11/19/2007	1,750	1,737
Business Services (0.4%)
Clear Channel Communications, Inc.
6.00%, due 11/01/2006	555	573
4.63%, due 01/15/2008	545	549
Chemicals & Allied Products (0.2%)
Lubrizol Corp.
5.50%, due 10/01/2014	500	513
Commercial Banks (0.5%)
US Bank NA
3.75%, due 02/06/2009	1,400	1,382
Communication (0.1%)
Echostar DBS Corp.
5.75%, due 10/01/2008	255	257
Communications Equipment (0.6%)
Motorola, Inc.
4.61%, due 11/16/2007	1,750	1,776

Computer & Office Equipment (0.3%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	$765	$759
Electric Services (0.4%)
Duke Capital LLC
5.67%, due 08/15/2014	1,000	1,040
Food & Kindred Products (0.1%)
Dean Foods Co.
6.75%, due 06/15/2005	230	232
Furniture & Fixtures (0.5%)
Lear Corp.
7.96%, due 05/15/2005	1,550	1,570
Holding & Other Investment Offices (0.3%)
iStar Financial, Inc.
4.88%, due 01/15/2009	875	885
Hotels & Other Lodging Places (1.0%)
John Q. Hammons Hotels, Inc., Series B
8.88%, due 05/15/2012	315	354
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	1,900	2,021
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 144A
6.63%, due 12/01/2014	500	491
Insurance (0.1%)
UnitedHealth Group, Inc.
5.20%, due 01/17/2007	320	329
Insurance Agents, Brokers & Service (0.6%)
Metlife, Inc.
3.91%, due 05/15/2005	1,900	1,906
Life Insurance (0.3%)
AIG SunAmerica Global Financing IX, 144A
5.10%, due 01/17/2007	985	1,012
Lumber & Wood Products (0.6%)
Weyerhaeuser Co.
7.38%, due 03/15/2032	1,500	1,832
Mortgage Bankers & Brokers (0.6%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	1,800	1,849
Mortgage-Backed (0.3%)
Countrywide Home Loans, Inc., Series L
2.88%, due 02/15/2007	865	849
Motion Pictures (0.5%)
Time Warner, Inc.
9.13%, due 01/15/2013	1,120	1,435
Oil & Gas Extraction (1.3%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	500	530
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	870	984
Kerr-McGee Corp.
6.95%, due 07/01/2024	2,000	2,261
Paper & Allied Products (0.3%)
Domtar Inc.
7.88%, due 10/15/2011	773	889
Personal Credit Institutions (1.4%)
Capital One Bank
5.00%, due 06/15/2009	875	898

General Electric Capital Corp.
2.85%, due 01/30/2006	$940	$936
5.35%, due 03/30/2006	1,570	1,605
General Motors Acceptance Corp.
4.38%, due 12/10/2007	575	558
Petroleum Refining (0.7%)
Amerada Hess Corp.
7.13%, due 03/15/2033	1,450	1,659
Enterprise Products Operating, LP, 144A
5.60%, due 10/15/2014	500	512
Primary Metal Industries (0.6%)
Alcoa, Inc.
4.25%, due 08/15/2007	1,825	1,847
Printing & Publishing (1.2%)
News America Holdings, Inc.
7.75%, due 12/01/2045	1,685	2,095
Viacom, Inc.
7.75%, due 06/01/2005	1,520	1,542
Restaurants (0.2%)
Landry’s Restaurants, Inc., 144A
7.50%, due 12/15/2014	500	488
Security & Commodity Brokers (0.9%)
E*Trade Financial Corp., 144A
8.00%, due 06/15/2011	500	538
Merrill Lynch & Co., Inc., Series B
6.13%, due 05/16/2006	1,900	1,965
Telecommunications (2.2%)
SBC Communications, Inc.
5.75%, due 05/02/2006	1,900	1,951
Sprint Capital Corp.
4.78%, due 08/17/2006	1,780	1,807
Telefonica SA
7.35%, due 09/15/2005	1,750	1,794
Verizon Global Funding Corp.
4.00%, due 01/15/2008	955	959
Variety Stores (0.2%)
Target Corp.
5.50%, due 04/01/2007	435	452
Total Corporate Debt Securities (cost: $53,410)		54,675

	Shares	Value
PREFERRED STOCKS (0.1%)
Automotive (0.1%)
Porsche AG	409	$267
Total Preferred Stocks (cost: $171)		267

COMMON STOCKS (73.5%)
Automotive (4.5%)
Harley-Davidson, Inc.	100,000	6,011
PACCAR, Inc. (a)	100,000	7,066
Chemicals & Allied Products (0.7%)
Ecolab, Inc. (a)	60,000	2,019
Commercial Banks (2.7%)
Morgan Chase & Co. (J.P.)	209,435	7,818
Communication (1.4%)
XM Satellite Radio Holdings, Inc.-Class A (a) (c)	125,000	3,989
Communications Equipment (2.5%)
QUALCOMM, Inc.	200,000	7,448

Computer & Data Processing Services (3.1%)
Microsoft Corp.	153,465	$4,033
Yahoo!, Inc. (c)	146,100	5,144
Computer & Office Equipment (2.3%)
Diebold, Inc.	100,000	5,384
Sandisk Corp. (c)	60,000	1,482
Electronic & Other Electric Equipment (5.3%)
General Electric Co.	270,045	9,757
Samsung Electronics Co., Ltd.-GDR, 144A (a)	23,815	5,716
Engineering & Management Services (2.3%)
Jacobs Engineering Group, Inc. (c)	130,000	6,603
Fabricated Metal Products (1.7%)
Gillette Co. (The)	100,000	5,072
Hotels & Other Lodging Places (6.1%)
Marriott International, Inc.-Class A	280,060	17,694
Industrial Machinery & Equipment (10.3%)
American Standard Cos., Inc. (c)	114,600	4,588
Caterpillar, Inc.	100,000	8,910
Donaldson Co., Inc.	120,000	3,742
Graco, Inc.	100,000	3,565
Illinois Tool Works, Inc.	50,000	4,349
Kennametal, Inc.	100,000	4,894
Insurance (4.0%)
Berkshire Hathaway, Inc.-Class B (a) (c)	1,900	5,689
WellPoint Health Networks, Inc. (c)	50,000	6,075
Medical Instruments & Supplies (1.3%)
Zimmer Holdings, Inc. (c)	50,000	3,942
Motor Vehicles, Parts & Supplies (1.5%)
BorgWarner, Inc.	80,000	4,295
Oil & Gas Extraction (3.3%)
Anadarko Petroleum Corp. (a)	70,000	4,635
Apache Corp.	90,000	4,898
Paper & Allied Products (1.9%)
3M Co.	67,620	5,704
Pharmaceuticals (4.3%)
Amgen, Inc. (a) (c)	70,495	4,388
Roche Holding AG	75,698	8,067
Primary Metal Industries (1.7%)
Hubbell, Inc.-Class B (a)	100,000	4,952
Printing & Publishing (3.9%)
McGraw-Hill Cos., Inc. (The)	125,000	11,312
Stone, Clay & Glass Products (0.6%)
Gentex Corp. (a)	50,000	1,691
Telecommunications (1.2%)
Verizon Communications, Inc.	100,000	3,559
Transportation & Public Utilities (1.0%)
Expeditors International of Washington, Inc. (a)	50,000	2,807
Trucking & Warehousing (2.6%)
United Parcel Service, Inc.-Class B	100,000	7,468
Wholesale Trade Durable Goods (3.3%)
Grainger (W.W.), Inc.	160,000	9,794
Total Common Stocks (cost: $184,174)		214,560

	Principal	Value
SECURITY LENDING COLLATERAL (11.3%)
Debt (10.4%)
Bank Notes (1.3%)
Bank of America
2.27%, due 03/03/2005 (b)	$1,428	$1,428
2.27%, due 04/18/2005 (b)	952	952
2.30%, due 06/09/2005 (b)	238	238

Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	$952	$952
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (b)	238	238
Commercial Paper (0.9%)
General Electric Capital Corp.
2.32%, due 02/11/2005	1,190	1,190
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	714	714
Ranger Funding - 144A
2.37%, due 02/14/2005	238	238
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	471	471
Euro Dollar Overnight (0.7%)
Bank of Montreal
2.13%, due 02/02/2005	202	202
BNP Paribas
2.30%, due 02/01/2005	1,190	1,190
Lloyds TSB Bank
2.28%, due 02/02/2005	300	300
Royal Bank of Scotland
2.27%, due 02/02/2005	476	476
Euro Dollar Terms (5.1%)
Bank of Montreal
2.50%, due 03/02/2005	127	127
Bank of Nova Scotia
2.32%, due 02/08/2005	1,643	1,643
BNP Paribas
2.30%, due 02/23/2005	952	952
Calyon
2.44%, due 03/16/2005	714	714
Citigroup
2.31%, due 02/25/2005	2,095	2,095
Den Danske Bank
2.39%, due 02/18/2005	1,190	1,190
2.40%, due 02/22/2005	1,605	1,605
Dexia Group
2.50%, due 03/21/2005	600	600
Royal Bank of Scotland
2.36%, due 02/17/2005	238	238
2.42%, due 03/07/2005	1,190	1,190
2.48%, due 03/18/2005	1,866	1,866
Toronto Dominion Bank
2.44%, due 03/16/2005	1,190	1,190
Wells Fargo & Co.
2.39%, due 02/22/2005	1,219	1,219
2.44%, due 02/22/2005	238	238
Promissory Notes (0.9%)
Goldman Sachs Group, Inc.
2.58%, due 03/29/2005	1,000	1,000
2.57%, due 04/27/2005	1,666	1,666
Repurchase Agreements (1.5%)(d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $1,404 on 02/01/2005	1,404	1,404
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $2,857 on 02/01/2005	2,856	2,856

	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American AAdvantage Select
1-day yield of 2.32%	710,340	$711
BGI Institutional Money Market Fund
1-day yield of 2.43%	714,088	714
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	382,846	383
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	640,299	641
Total Security Lending Collateral (cost: $32,831)		32,831

Total Investment Securities (cost: $288,020)		$320,317

SUMMARY:
Investments, at value	109.8%	$320,317
Liabilities in excess of other assets	(9.8)%	(28,599)
Net assets	100.0%	$291,718

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $31,985.

(b)         Floating or variable rate note. Rate is listed as of January 31, 2005.

(c)          No dividends were paid during the preceding twelve months.

(d)         Cash collateral for the Repurchase Agreements, valued at $4346, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securites are registered pursuant to Rule 144A of the Securites Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated $10,180 or 3.5% of the net assets of the Fund.

GDR                       Global Depositary Receipt

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.9%)
U.S. Treasury Bond
7.50%, due 11/15/2016	$1,000	$1,291
7.88%, due 02/15/2021	1,000	1,376
5.25%, due 11/15/2028	1,000	1,083
Total U.S. Government Obligations (cost: $3,665)		3,750

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
Republic of Colombia
9.75%, due 04/23/2009	1,000	1,129
Total Foreign Government Obligations (cost: $942)		1,129

CORPORATE DEBT SECURITIES (93.8%)
Aerospace (0.2%)
Textron, Inc.
4.50%, due 08/01/2010	1,000	1,010
Air Transportation (0.7%)
American Airlines, Inc., Series 2003-1, Class G
3.86%, due 07/09/2010	894	870
Delta Air Lines, Inc., Series 2003-1, Class G
3.45%, due 01/25/2008 (a)	2,154	2,167
Piedmont Aviation, Inc., Series K
10.10%, due 05/13/2007 (c)	1,048	—	(d)
Amusement & Recreation Services (5.0%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	3,000	3,095
International Speedway Corp.
4.20%, due 04/15/2009	2,000	1,983
Isle of Capri Casinos, Inc.
7.00%, due 03/01/2014	3,000	3,037
MGM Mirage
6.88%, due 02/06/2008	2,000	2,165
6.75%, due 09/01/2012	1,000	1,047
5.88%, due 02/27/2014	2,500	2,450
Mohegan Tribal Gaming Authority
6.38%, due 07/15/2009	1,000	1,016
Seneca Gaming Corp.
7.25%, due 05/01/2012	3,000	3,090
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	1,000	1,042
Station Casinos, Inc.
6.88%, due 03/01/2016	2,000	2,075
Automotive (3.3%)
DaimlerChrysler North America Holding Corp.
4.05%, due 06/04/2008	1,000	995
Ford Motor Co.
7.45%, due 07/16/2031 (b)	2,000	1,995

General Motors Acceptance Corp.
6.75%, due 12/01/2014	$1,000	$980
General Motors Corp.
7.13%, due 07/15/2013 (b)	2,000	1,989
Meritor Automotive, Inc.
6.80%, due 02/15/2009	3,000	3,090
Navistar International Corp.
9.38%, due 06/01/2006	2,000	2,122
Tenneco Automotive, Inc.
10.25%, due 07/15/2013	2,500	2,937
Beverages (0.2%)
Cadbury Schweppes US Finance LLC, 144A
3.88%, due 10/01/2008	1,000	994
Business Credit Institutions (0.7%)
Ford Motor Credit Co.
6.50%, due 01/25/2007	500	515
5.80%, due 01/12/2009	1,000	1,008
HVB Funding Trust III, 144A
9.00%, due 10/22/2031	1,000	1,340
Business Services (3.1%)
Clear Channel Communications, Inc.
4.63%, due 01/15/2008	1,000	1,008
7.65%, due 09/15/2010	1,000	1,131
Quintiles Transnational Corp.
10.00%, due 10/01/2013	1,000	1,130
R.H. Donnelley Corp., 144A
6.88%, due 01/15/2013	2,500	2,506
R.H. Donnelley Finance Corp I, 144A
10.88%, due 12/15/2012	2,000	2,340
United Rentals North America, Inc.
6.50%, due 02/15/2012	1,000	982
Universal Compression, Inc.
7.25%, due 05/15/2010	2,000	2,112
Universal Hospital Services, Inc.
10.13%, due 11/01/2011	2,000	2,070
Chemicals & Allied Products (4.3%)
Airgas, Inc.
6.25%, due 07/15/2014	1,500	1,526
Eastman Chemical Co.
3.25%, due 06/15/2008	1,000	974
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008	1,000	1,140
10.63%, due 05/01/2011	2,000	2,300
Huntsman International LLC
9.88%, due 03/01/2009	1,000	1,090
11.63%, due 10/15/2010	1,500	1,747
Huntsman International LLC, 144A
7.38%, due 01/01/2015 (b)	2,000	1,990
Lyondell Chemical Co.
10.50%, due 06/01/2013 (b)	1,000	1,180
Monsanto Co.
4.00%, due 05/15/2008	2,000	1,999
Nalco Co.
8.88%, due 11/15/2013	2,000	2,180
NOVA Chemicals Corp.
6.50%, due 01/15/2012	1,000	1,044
Scotts Co. (The)
6.63%, due 11/15/2013	1,000	1,037

Commercial Banks (1.0%)
Mizuho Financial Group Cayman, Ltd., 144A
5.79%, due 04/15/2014	$1,000	$1,060
Popular North America, Inc.
6.13%, due 10/15/2006	1,000	1,037
Wachovia Corp.
3.63%, due 02/17/2009	2,000	1,972
Communication (3.9%)
Adelphia Communications Corp.
10.25%, due 11/01/2006 (c)	1,000	850
Charter Communications Holdings, Inc.
8.63%, due 04/01/2009 (b)	1,500	1,200
9.92%, due 04/01/2011 (b)	1,000	795
Comcast Cable Communications
6.75%, due 01/30/2011	1,000	1,119
CSC Holdings, Inc.
7.88%, due 12/15/2007	1,000	1,077
CSC Holdings, Inc., 144A
6.75%, due 04/15/2012	2,000	2,100
Intelsat Bermuda, Ltd., 144A
8.63%, due 01/15/2015 (b)	5,000	5,206
Liberty Media Corp.
7.88%, due 07/15/2009	1,000	1,102
News America Holdings, Inc.
6.63%, due 01/09/2008	1,000	1,071
PanAmSat Corp., 144A
9.00%, due 08/15/2014	2,000	2,175
Communications Equipment (1.0%)
L-3 Communications Corp.
7.63%, due 06/15/2012	1,000	1,090
6.13%, due 07/15/2013	2,000	2,045
6.13%, due 01/15/2014	1,000	1,020
Computer & Office Equipment (0.3%)
Seagate Technology Holdings Corp.
8.00%, due 05/15/2009	1,000	1,075
Construction (2.3%)
Beazer Homes USA, Inc.
6.50%, due 11/15/2013	2,000	2,030
Centex Corp.
5.80%, due 09/15/2009	750	792
DR Horton, Inc.
5.88%, due 07/01/2013 (b)	3,000	3,076
6.13%, due 01/15/2014	1,000	1,050
KB Home
5.75%, due 02/01/2014	1,000	1,012
Standard-Pacific Corp.
6.25%, due 04/01/2014	2,000	1,975
Department Stores (0.0%)
Saks, Inc.
8.25%, due 11/15/2008	—	—	(d)
7.00%, due 12/01/2013	56	57
Drug Stores & Proprietary Stores (1.0%)
Jean Coutu Group, Inc., 144A
8.50%, due 08/01/2014 (b)	2,000	1,995
Medco Health Solutions, Inc.
7.25%, due 08/15/2013	1,000	1,130
Rite Aid Corp.
9.50%, due 02/15/2011	1,000	1,075

Electric Services (7.5%)
AES Corp. (The), 144A
8.75%, due 05/15/2013	$2,000	$2,240
CenterPoint Energy Resources Corp., Series B
7.88%, due 04/01/2013	2,000	2,387
Cleveland Electric Illuminating Co., (The)
5.65%, due 12/15/2013	1,000	1,036
Dynegy Holdings, Inc., 144A
10.13%, due 07/15/2013	3,000	3,330
Elwood Energy LLC
8.16%, due 07/05/2026	1,754	1,976
Nevada Power Co., 144A
5.88%, due 01/15/2015	1,500	1,504
Nevada Power Co., Series A
8.25%, due 06/01/2011	4,000	4,565
NRG Energy, Inc., 144A
8.00%, due 12/15/2013	2,337	2,518
Reliant Energy, Inc.
6.75%, due 12/15/2014	3,000	2,925
Texas Genco LLC/Texas Genco Financing Corp., 144A
6.88%, due 12/15/2014	5,000	5,175
Texas New Mexico Power Co.
6.13%, due 06/01/2008	3,000	3,082
Virginia Electric and Power Co.
4.10%, due 12/15/2008	1,000	998
Electric, Gas & Sanitary Services (1.2%)
NiSource Finance Corp.
7.88%, due 11/15/2010	1,000	1,173
Pacific Gas & Electric Co.
3.26%, due 04/03/2006 (a)	1,772	1,774
3.60%, due 03/01/2009	2,000	1,962
Electronic & Other Electric Equipment (0.9%)
Celestica Inc.
7.88%, due 07/01/2011	1,450	1,512
Rayovac Corp.
8.50%, due 10/01/2013	2,000	2,145
Electronic Components & Accessories (2.0%)
Amkor Technology, Inc.
9.25%, due 02/15/2008 (b)	1,000	990
Flextronics International, Ltd.
6.50%, due 05/15/2013	1,000	1,012
Tyco International Group SA
6.38%, due 02/15/2006	2,000	2,058
6.00%, due 11/15/2013	4,000	4,361
Environmental Services (0.5%)
Allied Waste North America, Inc.
6.50%, due 11/15/2010	1,000	950
7.88%, due 04/15/2013	1,000	992
Food & Kindred Products (1.8%)
Bunge Ltd Finance Corp.
4.38%, due 12/15/2008	2,000	2,007
Del Monte Corp.
8.63%, due 12/15/2012	3,000	3,334
General Mills, Inc.
6.00%, due 02/15/2012	1,250	1,359
Kraft Foods, Inc.
4.00%, due 10/01/2008	1,000	998

Food Stores (1.0%)
Safeway, Inc.
7.25%, due 02/01/2031	$2,000	$2,330
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,000	2,105
Gas Production & Distribution (1.8%)
Dynegy-Roseton/Danskammer, Series 2001, Class B
7.67%, due 11/08/2016	2,000	1,940
Northern Border Partners-LP, Series A
8.88%, due 06/15/2010	1,000	1,199
Northwest Pipeline Corp.
8.13%, due 03/01/2010	2,000	2,207
Williams Cos., Inc.
8.75%, due 03/15/2032	2,000	2,400
Health Services (2.9%)
Community Health Systems, Inc., 144A
6.50%, due 12/15/2012	1,000	1,000
Coventry Health Care, Inc., 144A
5.88%, due 01/15/2012	1,750	1,776
6.13%, due 01/15/2015	2,750	2,791
Extendicare Health Services, Inc.
6.88%, due 05/01/2014	3,000	3,037
Manor Care, Inc.
6.25%, due 05/01/2013	2,000	2,156
NeighborCare, Inc.
6.88%, due 11/15/2013	1,500	1,581
Holding & Other Investment Offices (2.4%)
Developers Diversified Realty Corp. REIT
3.88%, due 01/30/2009	3,000	2,946
General Growth Properties, Inc.
4.53%, due 11/01/2007	2,000	2,002
iStar Financial, Inc.
4.88%, due 01/15/2009	1,000	1,011
iStar Financial, Inc., Series B
5.70%, due 03/01/2014	1,500	1,537
Simon Property Group, LP REIT
3.75%, due 01/30/2009	1,000	983
Ventas Realty, LP/Ventas Capital Corp., 144A
6.63%, due 10/15/2014	1,500	1,515
Hotels & Other Lodging Places (2.9%)
Hilton Hotels Corp.
7.63%, due 12/01/2012 (b)	2,000	2,348
John Q. Hammons Hotels, Inc., Series B
8.88%, due 05/15/2012	1,500	1,687
Mandalay Resort Group
6.38%, due 12/15/2011	1,000	1,045
Station Casinos, Inc.
6.00%, due 04/01/2012	1,000	1,025
6.50%, due 02/01/2014	2,000	2,060
Venetian Casino Resort LLC
11.00%, due 06/15/2010	1,000	1,130
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 144A
6.63%, due 12/01/2014	3,000	2,948
Industrial Machinery & Equipment (1.1%)
Dresser-Rand Group, 144A
7.38%, due 11/01/2014	3,000	3,068

Grant Prideco, Inc.
9.63%, due 12/01/2007	$500	$558
Terex Corp.
7.38%, due 01/15/2014	1,000	1,050
Lumber & Wood Products (0.7%)
Georgia-Pacific Corp.
8.88%, due 02/01/2010	1,000	1,158
Scotia Pacific Co. LLC, Series 1998-E, Class A2
7.11%, due 01/20/2014	2,000	1,780
Management Services (0.3%)
Corrections Corp. of America
7.50%, due 05/01/2011	1,000	1,064
Medical Instruments & Supplies (0.4%)
Bard (C.R.), Inc.
6.70%, due 12/01/2026	1,500	1,682
Metal Cans & Shipping Containers (1.0%)
Ball Corp.
7.75%, due 08/01/2006	1,000	1,043
6.88%, due 12/15/2012 (b)	2,000	2,130
Crown European Holdings SA
10.88%, due 03/01/2013	1,000	1,173
Metal Mining (0.2%)
Rio Tinto Finance USA, Ltd.
2.63%, due 09/30/2008	1,000	956
Mining (1.5%)
Massey Energy Co.
6.63%, due 11/15/2010	3,000	3,090
Peabody Energy Corp.
6.88%, due 03/15/2013	1,000	1,070
5.88%, due 04/15/2016	2,000	1,990
Mortgage Bankers & Brokers (1.0%)
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 144A
0.00%, due 10/01/2014 (e)	2,000	1,390
Jostens IH Corp., 144A
7.63%, due 10/01/2012	1,000	1,018
Mantis Reef, Ltd., 144A
4.69%, due 11/14/2008	2,000	2,000
Motion Pictures (1.4%)
Time Warner Entertainment Co., LP
10.15%, due 05/01/2012	1,000	1,313
8.38%, due 07/15/2033	1,500	1,986
Time Warner, Inc.
7.75%, due 06/15/2005	1,000	1,017
7.48%, due 01/15/2008	1,500	1,637
Motor Vehicles, Parts & Supplies (0.4%)
TRW Automotive, Inc.
11.00%, due 02/15/2013 (b)	1,300	1,521
Oil & Gas Extraction (5.7%)
Chesapeake Energy Corp.
8.13%, due 04/01/2011	71	77
7.50%, due 09/15/2013	1,000	1,090
Chesapeake Energy Corp., 144A
6.38%, due 06/15/2015	3,000	3,060
EnCana Corp.
6.50%, due 08/15/2034	1,000	1,131
Forest Oil Corp.
8.00%, due 12/15/2011	500	567
7.75%, due 05/01/2014	1,000	1,075

Halliburton Co., 144A
3.45%, due 01/26/2007 (a)	$3,000	$3,001
Kerr-McGee Corp.
7.88%, due 09/15/2031	1,500	1,888
Key Energy Services, Inc.
6.38%, due 05/01/2013	1,000	1,000
Louisiana Land & Exploration
7.63%, due 04/15/2013	2,000	2,349
Newfield Exploration Co., 144A
6.63%, due 09/01/2014	1,500	1,583
Petroleum Geo-Services ASA
10.00%, due 11/05/2010	2,500	2,856
Pride International, Inc.
7.38%, due 07/15/2014	2,000	2,200
XTO Energy, Inc.
6.25%, due 04/15/2013	2,000	2,202
Paper & Allied Products (1.0%)
Cascades, Inc.
7.25%, due 02/15/2013	2,000	2,090
Graphic Packaging International Corp.
8.50%, due 08/15/2011	2,000	2,160
Paper & Paper Products (1.0%)
Boise Cascade LLC, 144A
7.13%, due 10/15/2014	2,000	2,095
MDP Acquisitions PLC
9.63%, due 10/01/2012	2,000	2,210
Paperboard Containers & Boxes (0.7%)
Jefferson Smurfit Corp., US
7.50%, due 06/01/2013	2,000	2,065
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	1,000	1,060
Personal Credit Institutions (1.0%)
Capital One Financial Corp.
6.25%, due 11/15/2013	3,000	3,251
Erac USA Finance Co., 144A
7.95%, due 12/15/2009	1,000	1,155
Personal Services (0.5%)
Service Corp. International
7.70%, due 04/15/2009	2,000	2,120
Petroleum Refining (2.1%)
Amerada Hess Corp.
7.88%, due 10/01/2029	1,500	1,839
Giant Industries, Inc.
8.00%, due 05/15/2014	1,500	1,551
Premcor Refining Group (The), Inc.
6.75%, due 02/01/2011	2,000	2,135
6.13%, due 05/01/2011	1,000	1,038
Tesoro Petroleum Corp.
8.00%, due 04/15/2008	2,000	2,150
Pharmaceuticals (1.3%)
Elan Finance PLC/Elan Finance Corp., 144A
7.75%, due 11/15/2011	3,000	3,135
Leiner Health Products, Inc.
11.00%, due 06/01/2012	2,000	2,180
Primary Metal Industries (1.7%)
International Steel Group, Inc.
6.50%, due 04/15/2014	1,000	1,080

Novelis, Inc., 144A
7.25%, due 02/15/2015	$4,000	$4,100
U.S. Steel Corp.
9.75%, due 05/15/2010	1,682	1,922
Printing & Publishing (2.9%)
American Color Graphics, Inc.
10.00%, due 06/15/2010	2,000	1,705
Dex Media East LLC/Dex Media East Finance Co.
9.88%, due 11/15/2009	1,000	1,120
Dex Media West LLC/Dex Media Finance Co., Series B
8.50%, due 08/15/2010	2,000	2,175
Dex Media, Inc.
8.00%, due 11/15/2013	1,000	1,063
Houghton Mifflin Co.
9.88%, due 02/01/2013	2,000	2,085
Primedia, Inc.
8.88%, due 05/15/2011	2,000	2,110
Quebecor World Capital Corp.
4.88%, due 11/15/2008	2,000	2,016
Radio & Television Broadcasting (1.5%)
British Sky Broadcasting Group PLC
6.88%, due 02/23/2009	1,000	1,093
CanWest Media, Inc.
10.63%, due 05/15/2011	1,000	1,114
CanWest Media, Inc., Series B
7.63%, due 04/15/2013	1,000	1,080
Susquehanna Media Co.
7.38%, due 04/15/2013	1,500	1,583
Videotron Ltee
6.88%, due 01/15/2014	1,500	1,532
Restaurants (0.3%)
Yum! Brands, Inc.
7.70%, due 07/01/2012	1,000	1,187
Rubber & Misc. Plastic Products (1.4%)
Cooper Standard Auto, 144A
7.00%, due 12/15/2012	2,000	1,965
Jarden Corp.
6.25%, due 01/03/2011	2,000	2,018
Sealed Air Corp., 144A
5.38%, due 04/15/2008	2,000	2,068
Savings Institutions (0.5%)
Washington Mutual, Inc.
4.00%, due 01/15/2009 (b)	2,000	1,990
Security & Commodity Brokers (0.5%)
Goldman Sachs Group, Inc.
5.15%, due 01/15/2014	1,000	1,020
Morgan Stanley
4.75%, due 04/01/2014	1,000	984
Stone, Clay & Glass Products (1.2%)
Anchor Glass Container Corp., Series B
11.00%, due 02/15/2013	1,000	1,075
Owens-Brockway
7.75%, due 05/15/2011	1,000	1,075
Owens-Brockway Glass Container
8.75%, due 11/15/2012	1,000	1,113
Owens-Brockway Glass Container, 144A
6.75%, due 12/01/2014	2,000	2,000

Telecommunications (7.1%)
AT&T Corp.
9.05%, due 11/15/2011	$3,000	$3,480
BellSouth Corp.
5.20%, due 09/15/2014	2,000	2,045
6.55%, due 06/15/2034	1,000	1,110
Citizens Communications Co.
6.25%, due 01/15/2013	2,000	1,995
Deutsche Telekom International Finance BV
8.75%, due 06/15/2030	2,000	2,706
MCI, Inc.
6.91%, due 05/01/2007	2,000	2,045
Nextel Communications, Inc.
5.95%, due 03/15/2014	5,000	5,188
Qwest Capital Funding, Inc.
7.00%, due 08/03/2009 (b)	2,000	1,925
7.90%, due 08/15/2010 (b)	2,000	1,965
Rogers Wireless Communications, Inc.
8.00%, due 12/15/2012	1,500	1,605
6.38%, due 03/01/2014	2,500	2,519
7.50%, due 03/15/2015	1,500	1,609
SBC Communications, Inc.
6.15%, due 09/15/2034 (b)	2,000	2,093
Textile Mill Products (0.6%)
INVISTA, 144A
9.25%, due 05/01/2012	2,500	2,750
Tobacco Products (0.6%)
Philip Morris Cos., Inc.
7.20%, due 02/01/2007	2,256	2,370
Transportation Equipment (1.1%)
Trinity Industries, Inc.
6.50%, due 03/15/2014	2,500	2,488
Westinghouse Air Brake Co.
6.88%, due 07/31/2013	2,000	2,100
Trucking & Warehousing (0.4%)
Iron Mountain, Inc.
6.63%, due 01/01/2016	2,000	1,885
Water Transportation (0.8%)
Royal Caribbean Cruises, Ltd.
7.00%, due 10/15/2007	1,000	1,065
8.75%, due 02/02/2011	2,000	2,345
Total Corporate Debt Securities (cost: $379,639)		397,374

	Shares	Value
PREFERRED STOCKS (0.5%)
Holding & Other Investment Offices (0.5%)
Duke Realty Corp. REIT	40,000	$2,089
Total Preferred Stocks (cost: $2,008)		2,089

COMMON STOCKS (0.0%)
Air Transportation (0.0%)
US Airways Group, Inc.-Class A (b) (f)	1,024	1
Printing & Publishing (0.0%)
Golden Books Family Entertainment, Inc. (f)	63,750	—	(d)
Total Common Stocks (cost: $169)		1

	Principal	Value
SECURITY LENDING COLLATERAL (7.7%)
Debt (7.1%)
Bank Notes (0.9%)
Bank of America
2.27%, due 03/03/2005 (a)	$1,426	$1,426
2.27%, due 04/18/2005 (a)	951	951
2.30%, due 06/09/2005 (a)	238	238
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	951	951
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (a)	238	238
Commercial Paper (0.6%)
General Electric Capital Corp.
2.32%, due 02/11/2005	1,189	1,189
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	713	713
Ranger Funding - 144A
2.37%, due 02/14/2005	238	238
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	471	471
Euro Dollar Overnight (0.5%)
Bank of Montreal
2.13%, due 02/02/2005	202	202
BNP Paribas
2.30%, due 02/01/2005	1,188	1,188
Lloyds TSB Bank
2.28%, due 02/02/2005	300	300
Royal Bank of Scotland
2.27%, due 02/02/2005	475	475
Euro Dollar Terms (3.5%)
Bank of Montreal
2.50%, due 03/02/2005	127	127
Bank of Nova Scotia
2.32%, due 02/08/2005	1,640	1,640
BNP Paribas
2.30%, due 02/23/2005	951	951
Calyon
2.44%, due 03/16/2005	713	713
Citigroup
2.31%, due 02/25/2005	2,092	2,092
Den Danske Bank
2.39%, due 02/18/2005	1,188	1,188
2.40%, due 02/22/2005	1,602	1,602
Dexia Group
2.50%, due 03/21/2005	599	599
Royal Bank of Scotland
2.36%, due 02/17/2005	238	238
2.42%, due 03/07/2005	1,188	1,188
2.48%, due 03/18/2005	1,864	1,864
Toronto Dominion Bank
2.44%, due 03/16/2005	1,188	1,188
Wells Fargo & Co.
2.39%, due 02/22/2005	1,217	1,217
2.44%, due 02/22/2005	238	238
Promissory Notes (0.6%)
Goldman Sachs Group, Inc.
2.58%, due 03/29/2005	998	998
2.57%, due 04/27/2005	1,664	1,664

Repurchase Agreements (1.0%) (g)
Goldman Sachs Group, Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $1,402 on 02/01/2005	$1,402	$1,402
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $2,852 on 02/01/2005	2,852	2,852

	Shares	Value
Investment Companies (0.6%)
Money Market Funds (0.6%)
American AAdvantage Select
1-day yield of 2.32%	709,321	$709
BGI Institutional Money Market Fund
1-day yield of 2.43%	713,064	713
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	382,297	382
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (h)	639,380	639
Total Security Lending Collateral (cost: $32,784)		32,784

Total Investment Securities (cost: $419,207)		$437,127

SUMMARY:
Investments, at value	103.2%	$437,127
Liabilities in excess of other assets	(3.2)%	(13,604)
Net assets	100.0%	$423,523

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(b)         At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $31,962.

(c)          Securities are currently in default on interest payments.

(d)         Value is less than $1.

(e)          Securities are stepbonds. Crystal US Holdings 3 LLC has a zero coupon until 10/01/2009, thereafter a coupon rate 10.00%.

(f)            No dividends were paid during the preceding twelve months.

(g)         Cash collateral for the Repurchase Agreements, valued at $4,340, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(h)         Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $82,313 or 19.4% of the net assets of the Fund.

REIT                     Real Estate Investment Trust

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (86.7%)
Business Services (2.0%)
Danaher Corp. Zero Coupon
0.00%, due 01/22/2021	$5,500	$4,469
Chemicals & Allied Products (1.5%)
RPM International, Inc.
1.39%, due 05/13/2033 (a)	6,000	3,315
Commercial Banks (9.6%)
Bank of America Corp.
0.25%, due 04/30/2014	4,000	5,445
Euronet Worldwide, Inc., 144A
1.63%, due 12/15/2024	4,000	4,100
SG Structured Products, Inc.
1.33%, due 10/04/2005	5,000	6,511
Wells Fargo & Co.
0.25%, due 04/29/2014	5,000	5,650
Communication (3.5%)
American Tower Corp.
3.00%, due 08/15/2012 (b)	3,750	4,195
XM Satellite Radio, Inc., 144A
1.75%, due 12/01/2009 (b)	4,000	3,795
Computer & Data Processing Services (7.5%)
Openwave Systems, Inc.-144A
2.75%, due 09/09/2008	5,000	5,194
Overstock.com, Inc., 144A
3.75%, due 12/01/2011	2,150	2,292
RealNetworks, Inc. Zero Coupon
0.00%, due 07/01/2010	5,000	4,837
Terremark Worldwide, Inc.-144A
9.50%, due 06/15/2009 (b)	5,000	4,537
Computer & Office Equipment (1.9%)
Scientific Games Corp., 144A
0.75%, due 12/01/2024	4,000	4,305
Electronic Components & Accessories (2.7%)
Cypress Semiconductor Corp.
1.25%, due 06/15/2008	2,650	2,782
Pixelworks, Inc.
1.75%, due 05/15/2024	4,000	3,220
Hotels & Other Lodging Places (5.4%)
Host Marriott, LP-144A
3.25%, due 04/15/2024	2,000	2,205
Kerzner International, Ltd.
2.38%, due 04/15/2024 (b)	4,100	4,940
Starwood Hotels & Resorts Worldwide, Inc.
3.50%, due 05/16/2023 (b)	4,000	4,895
Manufacturing Industries (6.1%)
International Game Technology Zero Coupon
0.00%, due 01/29/2033	4,900	3,461

K2, Inc.
5.00%, due 06/15/2010	$3,425	$4,512
Shuffle Master, Inc.-144A
1.25%, due 04/15/2024	4,850	5,711
Mortgage Bankers & Brokers (3.6%)
MSFT Exchangeable Trust Zero Coupon, 144A
0.00%, due 02/25/2031	5,000	5,656
Virgin River Casino Corp./RBG LLC/B&BB, Inc., 144A Zero Coupon
0.00%, due 01/15/2013 (c)	4,000	2,515
Motion Pictures (4.6%)
Liberty Media Corp.
3.25%, due 03/15/2031 (b)	4,550	4,232
Lions Gate Entertainment Corp. - 144A
4.88%, due 12/15/2010	1,000	1,898
Lions Gate Entertainment Corp.-144A
2.94%, due 10/15/2024	3,750	4,247
Oil & Gas Extraction (4.2%)
Halliburton Co.
3.13%, due 07/15/2023	4,750	5,961
Quicksilver Resources, Inc.-144A
1.88%, due 11/01/2024 (b)	3,000	3,570
Personal Credit Institutions (2.7%)
American Express Co.
1.85%, due 12/01/2033 (b) (d)	5,800	6,039
Pharmaceuticals (5.9%)
Abgenix, Inc., 144A
1.75%, due 12/15/2011	1,100	1,070
Medarex, Inc.-144A
2.25%, due 05/15/2011 (b)	5,085	5,066
Oscient Pharmaceuticals Corp.
3.50%, due 04/15/2011	4,000	3,555
Teva Pharmaceutical Finance II LLC, Series B
0.25%, due 02/01/2024 (b)	1,900	1,940
Teva Pharmaceutical Finance NV
0.38%, due 11/15/2022 (b)	1,250	1,731
Primary Metal Industries (1.4%)
Inco, Ltd. Zero Coupon
0.00%, due 03/29/2021	3,500	3,163
Radio, Television & Computer Stores (2.2%)
Guitar Center, Inc.
4.00%, due 07/15/2013	2,800	4,865
Research & Testing Services (1.8%)
Amylin Pharmaceuticals, Inc.
2.25%, due 06/30/2008	1,100	1,117
deCODE genetics, Inc.
3.50%, due 04/15/2011	3,250	2,852
Retail Trade (1.5%)
Dick’s Sporting Goods, Inc.
1.61%, due 02/18/2024 (b) (e)	4,400	3,267
Security & Commodity Brokers (5.6%)
Morgan Stanley Group, Inc.-144A
0.25%, due 07/30/2014	5,300	5,436
Svensk Exportkredit AB
0.25%, due 01/31/2015	7,000	7,263
Telecommunications (7.5%)
Millicom International Cellular Exchangeable Note Trust-144A
10.00%, due 11/20/2008	4,000	6,145

Nextel Partners, Inc.
1.50%, due 11/15/2008	$4,000	$6,545
NII Holdings, Inc.
2.88%, due 02/01/2034 (b)	3,500	4,266
Water Transportation (5.5%)
Carnival Corp.
1.13%, due 04/29/2033 (f)	5,000	4,488
OMI Corp., 144A
2.88%, due 12/01/2024	2,050	2,012
Royal Caribbean Cruises, Ltd. Zero Coupon
0.00%, due 02/02/2021	4,000	2,490
0.00%, due 05/18/2021	4,000	3,355
Total Convertible Bonds (cost: $181,410)		195,115

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (11.1%)
Chemicals & Allied Products (3.3%)
Celanese Corp.	215,000	$5,456
Terra Industries, Inc.-144A	1,950	2,067
Electric Services (2.0%)
Aquila, Inc. (b)	133,000	4,522
Insurance (2.6%)
Fortis Insurance NV, 144A	5,500	5,747
Metal Mining (1.5%)
Freeport-McMoRan Copper & Gold, Inc.	3,500	3,343
Oil & Gas Extraction (1.7%)
Chesapeake Energy Corp. 4.125%	1,150	1,397
Chesapeake Energy Corp. 5.00%	20,000	2,500
Total Convertible Preferred Stocks (cost: $24,010)		25,032

	Principal	Value
SECURITY LENDING COLLATERAL (14.9%)
Debt (13.8%)
Bank Notes (1.7%)
Bank of America
2.27%, due 03/03/2005 (g)	$1,454	$1,454
2.27%, due 04/18/2005 (g)	969	969
2.30%, due 06/09/2005 (g)	242	242
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	969	969
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (g)	242	242
Commercial Paper (1.2%)
General Electric Capital Corp.
2.32%, due 02/11/2005	1,211	1,211
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	727	727
Ranger Funding - 144A
2.37%, due 02/14/2005	242	242
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	480	480
Euro Dollar Overnight (1.0%)
Bank of Montreal
2.13%, due 02/02/2005	206	206
BNP Paribas
2.30%, due 02/01/2005	1,211	1,211
Lloyds TSB Bank
2.28%, due 02/02/2005	305	305
Royal Bank of Scotland
2.27%, due 02/02/2005	485	485

Euro Dollar Terms (6.7%)
Bank of Montreal
2.50%, due 03/02/2005	$130	$130
Bank of Nova Scotia
2.32%, due 02/08/2005	1,672	1,672
BNP Paribas
2.30%, due 02/23/2005	969	969
Calyon
2.44%, due 03/16/2005	727	727
Citigroup
2.31%, due 02/25/2005	2,132	2,132
Den Danske Bank
2.39%, due 02/18/2005	1,211	1,211
2.40%, due 02/22/2005	1,633	1,633
Dexia Group
2.50%, due 03/21/2005	611	611
Royal Bank of Scotland
2.36%, due 02/17/2005	242	242
2.42%, due 03/07/2005	1,211	1,211
2.48%, due 03/18/2005	1,899	1,899
Toronto Dominion Bank
2.44%, due 03/16/2005	1,211	1,211
Wells Fargo & Co.
2.39%, due 02/22/2005	1,240	1,240
2.44%, due 02/22/2005	242	242
Promissory Notes (1.2%)
Goldman Sachs Group, Inc.
2.58%, due 03/29/2005	1,018	1,018
2.57%, due 04/27/2005	1,696	1,696
Repurchase Agreements (2.0%)(h)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $1,429 on 02/01/2005	1,429	1,429
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $2,907 on 02/01/2005	2,907	2,907

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
American AAdvantage Select
1-day yield of 2.32%	722,978	$723
BGI Institutional Money Market Fund
1-day yield of 2.43%	726,792	727
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	389,658	390
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (i)	651,691	652
Total Security Lending Collateral (cost: $33,415)		33,415

Total Investment Securities (cost: $238,835)		$253,562

SUMMARY:
Investments, at value	112.7%	$253,562
Liabilities in excess of other assets	(12.7)%	(28,601)
Net assets	100.0%	$224,961

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          Securities are stepbonds. RPM International Inc. has a coupon rate of 1.389% until 05/13/2008, thereafter the coupon rate will be 0.00%.

(b)         At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $32,694.

(c)          Securities are stepbonds. Virgin River Casino Corp. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

(d)         Securities are stepbonds. American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.

(e)          Securities are stepbonds. Dick’s Sporting Goods, Inc. has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

(f)            Securities are stepbonds. Carnival Corp. has a coupon rate of 1.13% until 04/01/2008, thereafter the coupon rate will be 0.00%.

(g)         Floating or variable rate note. Rate is listed as of January 31, 2005.

(h)         Cash collateral for the Repurchase Agreements, valued at $4,423, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(i)             Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $79,017 or 35.1% of the net assets of the Fund.

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.2%)
Business Services (7.9%)
First Data Corp.	330,000	$13,444
Moody’s Corp.	120,000	10,054
Chemicals & Allied Products (3.4%)
Praxair, Inc.	235,000	10,140
Commercial Banks (2.7%)
Northern Trust Corp.	185,000	8,073
Communication (9.3%)
EchoStar Communications Corp.-Class A	230,000	7,017
Liberty Media International, Inc.-Class A (a)	250,000	11,320
XM Satellite Radio Holdings, Inc.-Class A (a) (b)	290,000	9,254
Communications Equipment (5.3%)
QUALCOMM, Inc.	425,000	15,827
Computer & Data Processing Services (8.0%)
Intuit, Inc. (a) (b)	225,000	8,775
Microsoft Corp.	500,000	13,140
Yahoo!, Inc. (a)	50,000	1,761
Computer & Office Equipment (5.4%)
Lexmark International, Inc. (a)	95,000	7,918
Sandisk Corp. (a)	335,000	8,275
Drug Stores & Proprietary Stores (3.9%)
Walgreen Co.	270,000	11,505
Fabricated Metal Products (3.7%)
Gillette Co. (The)	215,000	10,905
Hotels & Other Lodging Places (5.4%)
Marriott International, Inc.-Class A	130,000	8,213
MGM Mirage, Inc. (a) (b)	110,000	7,899
Insurance (5.3%)
WellPoint Health Networks, Inc. (a)	130,000	15,795
Management Services (3.1%)
Paychex, Inc.	300,000	9,147
Manufacturing Industries (3.2%)
International Game Technology	300,000	9,390
Medical Instruments & Supplies (3.7%)
Zimmer Holdings, Inc. (a)	140,000	11,039
Personal Services (3.0%)
Weight Watchers International, Inc. (a) (b)	190,000	8,903
Pharmaceuticals (7.1%)
Allergan, Inc.	145,000	11,013
Genentech, Inc. (a)	210,000	10,019
Retail Trade (3.9%)
Staples, Inc.	350,000	11,459
Security & Commodity Brokers (2.7%)
Chicago Mercantile Exchange	37,000	7,937
Transportation & Public Utilities (3.4%)
Expeditors International of Washington, Inc. (b)	180,000	10,105
Trucking & Warehousing (4.3%)
United Parcel Service, Inc.-Class B	170,000	12,696
Variety Stores (3.5%)
Wal-Mart Stores, Inc.	200,000	10,480
Total Common Stocks (cost: $254,180)		291,503

	Principal	Value
SECURITY LENDING COLLATERAL (12.2%)
Debt (11.3%)
Bank Notes (1.4%)
Bank of America
2.27%, due 03/03/2005 (c)	$1,575	$1,575
2.27%, due 04/18/2005 (c)	1,050	1,050
2.30%, due 06/09/2005 (c)	263	263
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	1,050	1,050
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	263	263
Commercial Paper (1.0%)
General Electric Capital Corp.
2.32%, due 02/11/2005	1,312	1,312
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	787	787
Ranger Funding - 144A
2.37%, due 02/14/2005	262	262
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	520	520
Euro Dollar Overnight (0.8%)
Bank of Montreal
2.13%, due 02/02/2005	223	223
BNP Paribas
2.30%, due 02/01/2005	1,312	1,312
Lloyds TSB Bank
2.28%, due 02/02/2005	331	331
Royal Bank of Scotland
2.27%, due 02/02/2005	525	525
Euro Dollar Terms (5.5%)
Bank of Montreal
2.50%, due 03/02/2005	140	140
Bank of Nova Scotia
2.32%, due 02/08/2005	1,811	1,811
BNP Paribas
2.30%, due 02/23/2005	1,050	1,050
Calyon
2.44%, due 03/16/2005	787	787
Citigroup
2.31%, due 02/25/2005	2,309	2,309
Den Danske Bank
2.39%, due 02/18/2005	1,312	1,312
2.40%, due 02/22/2005	1,769	1,769
Dexia Group
2.50%, due 03/21/2005	661	661
Royal Bank of Scotland
2.36%, due 02/17/2005	262	262
2.42%, due 03/07/2005	1,312	1,312
2.48%, due 03/18/2005	2,057	2,057
Toronto Dominion Bank
2.44%, due 03/16/2005	1,312	1,312
Wells Fargo & Co.
2.39%, due 02/22/2005	1,344	1,344
2.44%, due 02/22/2005	262	262

Promissory Notes (1.0%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	$1,102	$1,102
2.57%, due 04/27/2005	1,837	1,837
Repurchase Agreements (1.6%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 1/31/2005 to be repurchased at $1,548 on 2/01/2005	1,548	1,548
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 1/31/2005 to be repurchased at $3,149 on 2/01/2005	3,149	3,149

	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American AAdvantage Select
1-day yield of 2.32%	783,135	$783
BGI Institutional Money Market Fund
1-day yield of 2.43%	787,267	787
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	422,080	422
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	705,916	706
Total Security Lending Collateral (cost: $36,195)		36,195

Total Investment Securities (cost: $290,375)		$327,698

SUMMARY:
Investments, at value	110.4%	$327,698
Liabilities in excess of other assets	(10.4)%	(30,984)
Net assets	100.0%	$296,714

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $35,011.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $4,791, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $1,569 or 0.5% of the net assets of the Fund.

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (14.9%)
U.S. Treasury Bond
5.38%, due 02/15/2031 (a)	$8,000	$8,949
U.S. Treasury Note
2.50%, due 10/31/2006 (a)	12,800	12,645
3.38%, due 10/15/2009 (a)	14,400	14,211
Total U.S. Government Obligations (cost: $35,501)		35,805

MORTGAGE-BACKED SECURITIES (0.4%)
Gazprom International SA, 144A
7.20%, due 02/01/2020	1,000	1,060
Total Mortgage-Backed Securities (cost: $1,000)		1,060

CORPORATE DEBT SECURITIES (70.8%)
Aerospace (1.1%)
Bombardier, Inc., 144A
6.75%, due 05/01/2012 (a)	3,000	2,700
Agriculture (0.4%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,000	1,053
Amusement & Recreation Services (2.2%)
Boyd Gaming Corp.
6.75%, due 04/15/2014	2,500	2,563
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	500	521
Station Casinos, Inc.
6.88%, due 03/01/2016	2,000	2,075
Beverages (1.6%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	750	881
PepsiAmericas, Inc.
3.88%, due 09/12/2007	3,000	3,001
Business Credit Institutions (1.9%)
ChevronTexaco Capital Co.
3.50%, due 09/17/2007	1,035	1,034
Ford Motor Credit Co.
7.00%, due 10/01/2013 (a)	2,500	2,635
Pemex Finance, Ltd.
9.03%, due 02/15/2011	850	979
Chemicals & Allied Products (0.6%)
Lubrizol Corp.
5.50%, due 10/01/2014	1,500	1,539
Commercial Banks (2.3%)
Citizens Banking Corp.
5.75%, due 02/01/2013	75	77
Royal Bank of Scotland Group PLC
7.65%, due 08/29/2049 (b)	2,000	2,518
US Bank NA
3.75%, due 02/06/2009	3,000	2,962

Communication (0.4%)
Echostar DBS Corp.
6.38%, due 10/01/2011	$1,000	$1,021
Communications Equipment (0.5%)
Motorola, Inc.
4.61%, due 11/16/2007	1,250	1,268
Department Stores (1.8%)
JC Penney Co., Inc.
6.88%, due 10/15/2015	1,000	1,085
May Department Stores Co. (The)
8.50%, due 06/01/2019	2,500	3,113
Drug Stores & Proprietary Stores (0.8%)
Jean Coutu Group, Inc., 144A
8.50%, due 08/01/2014 (a)	2,000	1,995
Electric Services (5.1%)
AES Gener SA
7.50%, due 03/25/2014	2,000	2,035
DPL, Inc.
8.25%, due 03/01/2007	2,000	2,148
Duke Energy Corp.
4.20%, due 10/01/2008	3,000	3,013
FPL Group Capital, Inc.
4.09%, due 02/16/2007	2,000	2,013
Reliant Energy, Inc.
6.75%, due 12/15/2014	1,000	975
Southwestern Public Service Co., Series B
5.13%, due 11/01/2006	500	511
Texas Utilities Corp.
6.38%, due 06/15/2006	1,625	1,679
Electric, Gas & Sanitary Services (0.1%)
Public Service Co. of Colorado, Series A
6.88%, due 07/15/2009	100	110
Electronic Components & Accessories (0.2%)
STATS ChipPAC, Ltd., 144A
6.75%, due 11/15/2011	500	488
Finance (0.4%)
American Real Estate Partners, LP
8.13%, due 06/01/2012	1,000	1,063
Food & Kindred Products (2.6%)
Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc.
9.75%, due 07/15/2012	2,000	2,180
ConAgra Foods, Inc.
9.75%, due 03/01/2021	1,900	2,762
Smithfield Foods, Inc.
7.00%, due 08/01/2011	1,200	1,277
Food Stores (0.9%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,000	2,105
Furniture & Fixtures (1.7%)
Lear Corp.
7.96%, due 05/15/2005	4,067	4,120
Gas Production & Distribution (1.1%)
Dynegy Holdings, Inc., 144A
9.88%, due 07/15/2010	1,000	1,095
Pacific Energy Partners, LP / Pacific Energy Finance Corp.
7.13%, due 06/15/2014	1,500	1,583

Holding & Other Investment Offices (2.3%)
EOP Operating, LP
8.38%, due 03/15/2006	$2,150	$2,256
Hutchison Whampoa International, Ltd., 144A
5.45%, due 11/24/2010	475	493
Raytheon Co.
7.00%, due 05/15/2006	5,500	2,858
Hotels & Other Lodging Places (4.4%)
Circus Circus Enterprises, Inc.
7.63%, due 07/15/2013 (a)	2,000	2,180
Host Marriott, LP
7.13%, due 11/01/2013	2,000	2,105
Starwood Hotels & Resorts, Inc.
6.75%, due 11/15/2005	4,335	4,427
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 144A
6.63%, due 12/01/2014	2,000	1,965
Industrial Machinery & Equipment (0.8%)
Case New Holland, Inc., 144A
6.00%, due 06/01/2009	2,000	1,930
Insurance (2.1%)
ACE Capital Trust II
9.70%, due 04/01/2030	584	783
First American Capital Trust I
8.50%, due 04/15/2012	125	142
TGT Pipeline LLC, 144A
5.50%, due 02/01/2017	2,800	2,834
Wellpoint Health Networks, Inc.
6.38%, due 06/15/2006	1,185	1,229
Lumber & Wood Products (2.0%)
Ainsworth Lumber Co., Ltd., 144A
5.67%, due 10/01/2010	1,000	1,020
Weyerhaeuser Co.
7.38%, due 03/15/2032	3,000	3,665
Manufacturing Industries (0.4%)
Bombardier Recreational Products, Inc.
8.38%, due 12/15/2013 (a)	1,000	1,058
Metal Mining (0.9%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	2,000	2,155
Mortgage Bankers & Brokers (1.5%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	2,500	2,568
Virgin River Casino Corp., 144A
9.00%, due 01/15/2012	1,000	1,045
Motion Pictures (1.5%)
Time Warner, Inc.
7.63%, due 04/15/2031	3,000	3,695
Oil & Gas Extraction (4.1%)
Chesapeake Energy Corp.
6.88%, due 01/15/2016	2,000	2,080
Chesapeake Energy Corp., 144A
6.38%, due 06/15/2015	1,000	1,020
El Paso CGP Co.
7.63%, due 09/01/2008 (a)	2,000	2,075
Evergreen Resources, Inc.
5.88%, due 03/15/2012	2,900	3,004

Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	$1,420	$1,607
Paper & Allied Products (0.9%)
Domtar Inc.
7.88%, due 10/15/2011	1,875	2,155
Personal Credit Institutions (0.5%)
Capital One Bank Corp.
8.25%, due 06/15/2005	1,246	1,269
Petroleum Refining (1.8%)
Enterprise Products Operating, LP, 144A
5.60%, due 10/15/2014	1,500	1,537
Premcor Refining Group (The), Inc.
9.25%, due 02/01/2010	2,500	2,800
Primary Metal Industries (3.0%)
Alcoa, Inc.
4.25%, due 08/15/2007	2,750	2,783
Noranda, Inc.
6.00%, due 10/15/2015	2,000	2,083
Novelis, Inc., 144A
7.25%, due 02/15/2015	1,000	1,025
Phelps Dodge Corp.
8.75%, due 06/01/2011	1,000	1,227
Printing & Publishing (2.7%)
News America Holdings, Inc.
7.75%, due 12/01/2045	2,700	3,357
Viacom, Inc.
7.75%, due 06/01/2005	3,000	3,044
Radio & Television Broadcasting (1.5%)
Chancellor Media Corp.
8.00%, due 11/01/2008	3,275	3,640
Residential Building Construction (0.9%)
Ryland Group, Inc.
9.75%, due 09/01/2010	2,000	2,175
Restaurants (2.2%)
Brinker International, Inc.
5.75%, due 06/01/2014	3,000	3,175
Landry’s Restaurants, Inc., 144A
7.50%, due 12/15/2014	2,000	1,950
Yum! Brands, Inc.
7.70%, due 07/01/2012	85	101
Savings Institutions (0.8%)
Washington Mutual Bank FA
5.13%, due 01/15/2015	2,000	2,014
Security & Commodity Brokers (2.5%)
BCP Caylux Holdings Luxembourg SCA, 144A
9.63%, due 06/15/2014	2,000	2,220
E*Trade Financial Corp., 144A
8.00%, due 06/15/2011	1,500	1,613
Goldman Sachs Group, Inc.
6.35%, due 02/15/2034	1,975	2,115
Stone, Clay & Glass Products (0.4%)
Owens-Brockway Glass Container, 144A
6.75%, due 12/01/2014	1,000	1,000
Telecommunications (5.2%)
America Movil SA de CV
5.50%, due 03/01/2014	3,000	3,021
Cincinnati Bell, Inc.
8.38%, due 01/15/2014 (a)	975	990

Liberty Media Corp.
5.70%, due 05/15/2013	$1,000	$979
MCI, Inc.
6.91%, due 05/01/2007	1,500	1,534
Northwestern Bell Telephone
7.75%, due 05/01/2030	1,235	1,204
Qwest Corp., 144A
7.88%, due 09/01/2011	1,000	1,070
Rogers Wireless Communications, Inc.
5.53%, due 12/15/2010 (b)	1,000	1,053
Sprint Capital Corp.
7.13%, due 01/30/2006	2,500	2,587
Transportation & Public Utilities (0.1%)
Plains All American Pipeline Co.
5.63%, due 12/15/2013	100	104
Water Transportation (1.0%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	2,000	2,345
Wholesale Trade Nondurable Goods (1.6%)
Domino’s, Inc.
8.25%, due 07/01/2011	1,750	1,873
Unilever Capital Corp.
6.88%, due 11/01/2005	2,000	2,053
Total Corporate Debt Securities (cost: $169,670)		170,467

CONVERTIBLE BONDS (3.0%)
Aerospace (0.4%)
Armor Holdings, Inc.
2.00%, due 11/01/2024 (c)	1,000	1,077
Computer & Data Processing Services (0.4%)
Overstock.com, Inc., 144A
3.75%, due 12/01/2011	1,000	1,066
Computer & Office Equipment (0.4%)
Scientific Games Corp., 144A
7.50%, due 12/01/2024	1,000	1,076
Electronic Components & Accessories (0.7%)
Pixelworks, Inc.
1.75%, due 05/15/2024	2,000	1,610
Manufacturing Industries (0.6%)
International Game Technology
0.00%, due 01/29/2033	2,000	1,413
Retail Trade (0.5%)
Dick’s Sporting Goods, Inc., 144A
1.61%, due 02/18/2024 (d)	1,500	1,114
Total Convertible Bonds (cost: $7,711)		7,356

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Business Credit Institutions (0.2%)
Sovereign Capital Trust II	9,500	$469
Total Convertible Preferred Stocks (cost: $475)		469

PREFERRED STOCKS (1.6%)
Holding & Other Investment Offices (0.0%)
Saul Centers, Inc.	1,850	49
Telecommunications (1.6%)
Centaur Funding Corp., 144A	2,750	3,697
Total Preferred Stocks (cost: $3,611)		3,746

COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Versatel Telecom International NV Warrants, Expires 5/15/2008 (f)	75	$0	(e)
Total Common Stocks (cost: $0)		0

	Principal	Value
SECURITY LENDING COLLATERAL (17.8%)
Debt (16.5%)
Bank Notes (2.1%)
Bank of America
2.27%, due 03/03/2005 (b)	$1,865	$1,865
2.27%, due 04/18/2005 (b)	1,243	1,243
2.30%, due 06/09/2005 (b)	311	311
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	1,243	1,243
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (b)	311	311
Commercial Paper (1.4%)
General Electric Capital Corp.
2.32%, due 02/11/2005	1,554	1,554
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	932	932
Ranger Funding - 144A
2.37%, due 02/14/2005	311	311
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	615	615
Euro Dollar Overnight (1.2%)
Bank of Montreal
2.13%, due 02/02/2005	264	264
BNP Paribas
2.30%, due 02/01/2005	1,554	1,554
Lloyds TSB Bank
2.28%, due 02/02/2005	392	392
Royal Bank of Scotland
2.27%, due 02/02/2005	622	622
Euro Dollar Terms (8.1%)
Bank of Montreal
2.50%, due 03/02/2005	166	166
Bank of Nova Scotia
2.32%, due 02/08/2005	2,144	2,144
BNP Paribas
2.30%, due 02/23/2005	1,243	1,243
Calyon
2.44%, due 03/16/2005	932	932
Citigroup
2.31%, due 02/25/2005	2,735	2,735
Den Danske Bank
2.39%, due 02/18/2005	1,554	1,554
2.40%, due 02/22/2005	2,095	2,095
Dexia Group
2.50%, due 03/21/2005	783	783

Royal Bank of Scotland
2.36%, due 02/17/2005	$311	$311
2.42%, due 03/07/2005	1,554	1,554
2.48%, due 03/18/2005	2,437	2,437
Toronto Dominion Bank
2.44%, due 03/16/2005	1,554	1,554
Wells Fargo & Co.
2.39%, due 02/22/2005	1,591	1,591
2.44%, due 02/22/2005	311	311
Promissory Notes (1.4%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	1,305	1,305
2.57%, due 04/27/2005	2,176	2,176
Repurchase Agreements (2.3%) (g)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $1,834 on 02/01/2005	1,834	1,834
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $3,730 on 02/01/2005	3,730	3,730

	Shares	Value
Investment Companies (1.3%)
Money Market Funds (1.3%)
American AAdvantage Select
1-day yield of 2.32%	927,491	$927
BGI Institutional Money Market Fund
1-day yield of 2.43%	932,384	932
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	499,882	500
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (h)	836,038	836
Total Security Lending Collateral (cost: $42,867)		42,867

Total Investment Securities (cost: $260,835)		$261,770

SUMMARY:
Investments, at value	108.7%	$261,770
Liabilities in excess of other assets	(8.7)%	(20,916)
Net assets	100.0%	$240,854

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $42,048.

(b)         Floating or variable rate note. Rate is listed as of January 31, 2005.

(c)          Securities are stepbonds. Armor Holding, Inc. had a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

(d)         Securities are stepbonds. Dick’s Sporting Goods, Inc.-144A has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

(e)          Value is less than $1.

(f)            No dividends were paid during the preceding twelve months.

(g)         Cash collateral for the Repurchase Agreements, valued at $5,674, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(h)         Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $36,871 or 15.3% of the net assets of the Fund.

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Apparel & Accessory Stores (0.1%)
Ross Stores, Inc. (a)	9,600	$275
Automotive Dealers & Service Stations (0.2%)
O’Reilly Automotive, Inc. (a) (b)	17,500	800
Communication (3.3%)
Global Payments, Inc. (a)	197,000	11,286
Computer & Data Processing Services (19.3%)
GTECH Holdings Corp. (a)	780,000	18,236
McAfee, Inc. (b)	290,000	7,497
NAVTEQ Corp. (b)	170,000	6,509
RealNetworks, Inc. (b)	3,314,500	20,119
SkillSoft PLC- ADR (b)	2,580,000	13,339
Computer & Office Equipment (4.7%)
CDW Corp.	13,900	813
Sandisk Corp. (b)	550,000	13,585
Symbol Technologies, Inc. (a)	11,300	207
Zebra Technologies Corp.-Class A (b)	25,425	1,295
Educational Services (0.3%)
DeVry, Inc. (a) (b)	60,000	1,064
Electronic & Other Electric Equipment (4.7%)
Gemstar-TV Guide International, Inc. (b)	2,900,000	16,008
Environmental Services (0.2%)
Stericycle, Inc. (b)	15,300	787
Furniture & Home Furnishings Stores (4.5%)
Tuesday Morning Corp. (a) (b)	530,000	15,227
Health Services (0.1%)
Lincare Holdings, Inc. (b)	10,900	452
Industrial Machinery & Equipment (2.9%)
Graco, Inc.	275,000	9,804
Management Services (4.8%)
ServiceMaster Co. (The)	1,275,000	16,435
Medical Instruments & Supplies (5.0%)
DENTSPLY International, Inc. (a)	15,200	852
Integra LifeSciences Holdings Corp. (a) (b)	5,500	207
Resmed, Inc. (a) (b)	15,500	795
Techne Corp. (b)	400,000	13,948
Varian Medical Systems, Inc. (a) (b)	31,000	1,170
Oil & Gas Extraction (3.2%)
EOG Resources, Inc.	145,000	10,766
Paper & Allied Products (1.8%)
Pactiv Corp. (b)	280,550	6,231
Paperboard Containers & Boxes (4.0%)
Packaging Corp. of America	612,400	13,663
Personal Credit Institutions (4.0%)
Financial Federal Corp.	392,100	13,527
Personal Services (8.6%)
Jackson Hewitt Tax Service, Inc.	490,000	10,917
Weight Watchers International, Inc. (a) (b)	390,000	18,275
Pharmaceuticals (0.2%)
Henry Schein, Inc. (b)	11,500	783
Restaurants (5.7%)
IHOP Corp.	450,000	19,409
Security & Commodity Brokers (5.1%)
BlackRock, Inc. - Class A	215,000	17,265

Stone, Clay & Glass Products (5.2%)
Gentex Corp. (a)	525,000	$17,761
Transportation & Public Utilities (10.7%)
CH Robinson Worldwide, Inc. (a)	340,000	17,510
Expeditors International of Washington, Inc. (a)	335,000	18,807
Total Common Stocks (cost: $275,024)		335,624

	Principal	Value
SECURITY LENDING COLLATERAL (21.8%)
Debt (20.2%)
Bank Notes (2.5%)
Bank of America
2.27%, due 03/03/2005 (c)	$3,227	$3,227
2.27%, due 04/18/2005 (c)	2,152	2,152
2.30%, due 06/09/2005 (c)	538	538
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	2,152	2,152
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	538	538
Commercial Paper (1.7%)
General Electric Capital Corp.
2.32%, due 02/11/2005	2,689	2,689
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	1,614	1,614
Ranger Funding - 144A
2.37%, due 02/14/2005	538	538
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	1,065	1,065
Euro Dollar Overnight (1.5%)
Bank of Montreal
2.13%, due 02/02/2005	457	457
BNP Paribas
2.30%, due 02/01/2005	2,689	2,689
Lloyds TSB Bank
2.28%, due 02/02/2005	678	678
Royal Bank of Scotland
2.27%, due 02/02/2005	1,076	1,076
Euro Dollar Terms (9.9%)
Bank of Montreal
2.50%, due 03/02/2005	288	288
Bank of Nova Scotia
2.32%, due 02/08/2005	3,711	3,711
BNP Paribas
2.30%, due 02/23/2005	2,152	2,152
Calyon
2.44%, due 03/16/2005	1,614	1,614
Citigroup
2.31%, due 02/25/2005	4,733	4,733
Den Danske Bank
2.39%, due 02/18/2005	2,689	2,689
2.40%, due 02/22/2005	3,625	3,625
Dexia Group
2.50%, due 03/21/2005	1,355	1,355
Royal Bank of Scotland
2.36%, due 02/17/2005	538	538
2.42%, due 03/07/2005	2,689	2,689
2.48%, due 03/18/2005	4,217	4,217
Toronto Dominion Bank
2.44%, due 03/16/2005	2,689	2,689
Wells Fargo & Co.
2.39%, due 02/22/2005	2,754	2,754
2.44%, due 02/22/2005	538	538

Promissory Notes (1.8%)
Goldman Sachs Group Inc.
2.58%, due 03/29/2005	$2,259	$2,259
2.57%, due 04/27/2005	3,765	3,765
Repurchase Agreements (2.8%) (d)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 1/31/2005 to be repurchased at $3,173 on 2/01/2005	3,173	3,173
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 1/31/2005 to be repurchased at $6,455 on 2/01/2005	6,454	6,454

	Shares	Value
Investment Companies (1.6%)
Money Market Funds (1.6%)
American AAdvantage Select
1-day yield of 2.32%	1,605,139	$1,605
BGI Institutional Money Market Fund
1-day yield of 2.43%	1,613,607	1,614
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	865,109	865
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	1,446,868	1,447
Total Security Lending Collateral (cost: $74,187)		74,187

Total Investment Securities (cost: $349,211)		$409,811

SUMMARY:
Investments, at value	120.4%	$409,811
Liabilities in excess of other assets	(20.4)%	(69,352)
Net assets	100.0%	$340,459

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $71,972.

(b)         No dividends were paid during the preceding twelve months.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $9,820, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $3,217 or 0.9% of the net assets of the Fund.

ADR                     American Depositary Receipt

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (88.2%)
Asset-Backed (7.5%)
CAFCO LLC, 144A
2.42%, due 03/03/2005	$2,200	$2,196
2.47%, due 03/16/2005	4,000	3,988
2.52%, due 04/11/2005	2,800	2,787
Delaware Funding Corp., 144A
2.29%, due 02/02/2005	3,800	3,800
2.35%, due 02/04/2005	1,200	1,200
2.46%, due 02/15/2005	500	500
Automotive (4.0%)
Harley-Davidson, Inc., 144A
2.26%, due 02/04/2005	3,500	3,499
2.30%, due 02/09/2005	1,700	1,699
2.39%, due 03/09/2005	2,400	2,394
Beverages (5.0%)
Anheuser-Busch Cos., Inc.
2.08%, due 02/01/2005	2,800	2,800
2.53%, due 04/18/2005	6,800	6,764
Business Credit Institutions (8.6%)
Old Line Funding Corp., 144A
2.46%, due 03/02/2005	2,700	2,695
2.46%, due 03/03/2005	1,200	1,198
2.48%, due 03/04/2005	1,500	1,497
2.43%, due 03/07/2005	1,000	998
2.61%, due 04/20/2005	3,000	2,983
Paccar Financial Corp.
2.60%, due 04/27/2005	2,500	2,485
Sheffield Receivables Co., 144A
2.52%, due 02/22/2005	4,650	4,643
Commercial Banks (16.5%)
Canadian Imperial Bank of Commerce
2.46%, due 03/30/2005	1,100	1,096
Ranger Funding Co. LLC, 144A
2.34%, due 03/14/2005	2,100	2,094
2.39%, due 03/15/2005	1,900	1,895
2.47%, due 04/04/2005	2,800	2,788
State Street Corp.
2.45%, due 02/24/2005	1,700	1,697
2.46%, due 02/28/2005	4,100	4,092
2.54%, due 03/31/2005	3,800	3,784
UBS Finance Delaware LLC
2.28%, due 02/07/2005	2,350	2,349
2.40%, due 02/15/2005	557	557
2.30%, due 02/22/2005	680	679
2.40%, due 03/10/2005	4,700	4,688
USAA Capital Corp.
2.33%, due 02/10/2005	600	600
Wells Fargo & Co.
2.57%, due 03/24/2005	5,250	5,251

Computer & Office Equipment (3.4%)
Minnesota Mining & Manufacturing Co.
2.35%, due 03/01/2005	$6,500	$6,488
Department Stores (4.7%)
Wal-Mart Stores, Inc., 144A
2.50%, due 04/12/2005	375	373
2.53%, due 04/19/2005	8,600	8,553
Food & Kindred Products (2.2%)
Nestle Capital Corp., 144A
2.25%, due 02/02/2005	4,300	4,300
Industrial Machinery & Equipment (1.2%)
Caterpillar Financial Services Corp.
4.69%, due 04/25/2005	2,400	2,413
Insurance (5.0%)
Metlife Funding, Inc.
2.21%, due 02/08/2005	3,700	3,698
2.22%, due 02/08/2005	3,700	3,698
Metlife, Inc.
3.91%, due 05/15/2005	2,100	2,107
Oil & Gas Extraction (2.1%)
Total Fina Elf Capital, 144A
2.60%, due 04/20/2005	4,000	3,977
Personal Credit Institutions (12.8%)
American Honda Finance Corp.
2.26%, due 02/03/2005	1,200	1,200
2.40%, due 03/08/2005	1,600	1,596
American Honda Finance Corp. 144A
2.39%, due 02/11/2005	2,700	2,700
General Electric Capital Corp.
2.12%, due 02/02/2005	1,000	1,000
2.46%, due 04/05/2005	1,300	1,294
2.49%, due 04/06/2005	1,200	1,195
2.51%, due 04/06/2005	4,800	4,779
2.57%, due 04/12/2005	1,200	1,194
Toyota Motor Credit Corp.
2.20%, due 02/07/2005	1,800	1,799
2.35%, due 02/14/2005	2,100	2,098
2.38%, due 03/07/2005	1,700	1,696
2.50%, due 03/22/2005	1,550	1,545
2.44%, due 03/23/2005	1,400	1,395
2.43%, due 03/29/2005	1,000	996
Pharmaceuticals (1.9%)
Eli Lilly & Co., 144A
2.27%, due 02/01/2005	3,600	3,600
Printing & Publishing (1.1%)
Gannett Co., Inc.
4.95%, due 04/01/2005	2,100	2,108
Public Administration (4.8%)
Quebec Province
2.33%, due 02/25/2005	2,400	2,396
2.38%, due 03/28/2005	1,500	1,495
2.39%, due 03/28/2005	1,600	1,594
2.42%, due 03/28/2005	3,400	3,387
2.47%, due 04/04/2005	300	299

Security & Commodity Brokers (5.0%)
Goldman Sachs Group, Inc.
2.40%, due 02/23/2005	$2,800	$2,796
Goldman Sachs Group, Inc., Series B
2.73%, due 02/25/2005	6,750	6,752
Wholesale Trade Durable Goods (2.4%)
Procter & Gamble Co., 144A
2.54%, due 04/20/2005	3,725	3,705
2.60%, due 04/26/2005	1,000	994
Total Commercial Paper (cost: $168,916)		168,916

CERTIFICATES OF DEPOSIT (12.3%)
Canadian Imperial Bank of Commerce
2.26%, due 02/01/2005	2,100	2,100
2.35%, due 03/02/2005	2,700	2,700
2.55%, due 05/04/2005	1,000	1,000
2.60%, due 05/10/2005	2,700	2,700
Toronto Dominion Bank, Ltd.
2.18%, due 02/09/2005	7,000	7,000
2.40%, due 03/14/2005	1,100	1,100
2.76%, due 07/05/2005	1,500	1,500
Wells Fargo Bank NA
2.42%, due 03/02/2005	2,700	2,700
Bank of America Corp.
2.06%, due 02/04/2005	2,800	2,800
Total Certificates Of Deposit (cost: $23,600)		23,600

Total Investment Securities (cost: $192,516)		$192,516

SUMMARY:
Investments, at value	100.5%	$192,516
Liabilities in excess of other assets	(0.5)%	(1,043)
Net assets	100.0%	$191,473

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $71,056 or 37.1% of the net assets of the Fund.

TA IDEX Transamerica Short Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (8.5%)
U.S. Treasury Note
2.50%, due 10/31/2006	$150	$148
2.88%, due 11/30/2006	10,100	10,035
Total U.S. Government Obligations (cost: $10,230)		10,183

CORPORATE DEBT SECURITIES (80.7%)
Aerospace (1.1%)
Honeywell International, Inc.
6.88%, due 10/03/2005	1,250	1,279
Automotive (1.1%)
DaimlerChrysler North America Holding Corp.
4.75%, due 01/15/2008	1,250	1,271
Beverages (6.3%)
Bottling Group LLC
2.45%, due 10/16/2006	2,600	2,553
Coca-Cola Enterprises, Inc.
5.38%, due 08/15/2006	2,500	2,568
Diageo Capital PLC
3.50%, due 11/19/2007	2,400	2,383
Business Credit Institutions (2.1%)
CIT Group, Inc.
2.88%, due 09/29/2006	2,500	2,469
Commercial Banks (2.2%)
Bank One Corp.
6.88%, due 08/01/2006	2,500	2,624
Communications Equipment (2.1%)
Motorola, Inc.
4.61%, due 11/16/2007	2,500	2,537
Computer & Office Equipment (2.2%)
Hewlett-Packard Company
5.50%, due 07/01/2007	2,500	2,594
Department Stores (2.3%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	2,500	2,738
Electric Services (4.2%)
FPL Group Capital, Inc.
4.09%, due 02/16/2007	2,500	2,516
TXU Electric Delivery Co.
5.00%, due 09/01/2007	2,500	2,567
Electric, Gas & Sanitary Services (2.1%)
Nisource Finance Corp.
7.63%, due 11/15/2005	2,500	2,581
Gas Production & Distribution (2.1%)
Atmos Energy Corp.
4.00%, due 10/15/2009	2,500	2,464
Holding & Other Investment Offices (2.9%)
Berkshire Hathaway Finance Corp. 144A
3.40%, due 07/02/2007	2,500	2,485

iStar Financial, Inc.
4.88%, due 01/15/2009	$1,000	$1,011
Industrial Machinery & Equipment (3.2%)
Caterpillar Financial Services Corp., Series F
2.65%, due 01/30/2006	2,000	1,986
John Deere Capital Corp.
3.90%, due 01/15/2008	1,842	1,846
Insurance (6.5%)
International Lease Finance Corp.
5.63%, due 06/01/2007	2,500	2,600
St. Paul Travelers Cos. (The), Inc.
5.75%, due 03/15/2007	2,500	2,590
Wellpoint Health Networks, Inc.
6.38%, due 06/15/2006	2,500	2,594
Insurance Agents, Brokers & Service (2.1%)
Metlife, Inc.
3.91%, due 05/15/2005	2,500	2,508
Metal Mining (4.5%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	2,500	2,694
Falconbridge, Ltd.
7.35%, due 11/01/2006	2,585	2,737
Mortgage Bankers & Brokers (4.2%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	2,500	2,568
Erac USA Finance Co. 144A
8.25%, due 05/01/2005	2,500	2,531
Personal Credit Institutions (8.1%)
Capital One Bank Corp.
6.88%, due 02/01/2006	2,500	2,583
Ford Motor Credit Co.
6.50%, due 01/25/2007	2,500	2,574
General Electric Capital Corp.
5.00%, due 06/15/2007	2,000	2,057
General Motors Acceptance Corp.
6.75%, due 01/15/2006	2,500	2,555
Petroleum Refining (2.1%)
BP Capital Markets PLC
2.75%, due 12/29/2006	2,500	2,465
Pharmaceuticals (2.1%)
Bristol-Myers Squibb Co.
4.75%, due 10/01/2006	2,500	2,544
Printing & Publishing (2.2%)
Viacom, Inc.
5.63%, due 05/01/2007	2,500	2,597
Security & Commodity Brokers (4.1%)
Merrill Lynch & Co., Inc.
2.94%, due 01/30/2006	2,500	2,489
Morgan Stanley
3.63%, due 04/01/2008	2,500	2,480
Telecommunications (6.4%)
SBC Communications, Inc.
5.75%, due 05/02/2006	2,500	2,568
Sprint Capital Corp.
4.78%, due 08/17/2006	2,500	2,537
Telefonica SA
7.35%, due 09/15/2005	2,500	2,563

Variety Stores (2.4%)
Target Corp.
5.50%, due 04/01/2007	$2,760	$2,866
Wholesale Trade Nondurable Goods (2.1%)
Unilever Capital Corp.
6.88%, due 11/01/2005	2,500	2,567
Total Corporate Debt Securities (cost: $97,191)		96,739

COMMERCIAL PAPER (4.2%)
Personal Credit Institutions (2.1%)
Toyota Motor Credit Corp.
2.38%, due 03/30/2005	2,500	2,490
Public Administration (2.1%)
Quebec Province
2.38%, due 03/28/2005	2,500	2,491
Total Commercial Paper (cost: $4,981)		4,981

CERTIFICATES OF DEPOSIT (4.2%)
Canadian Imperial Bank of Commerce
2.39%, due 03/31/2005	2,500	2,500
Toronto Dominion Bank, Ltd.
2.34%, due 03/03/2005	2,500	2,500
Total Certificates Of Deposit (cost: $5,000)		5,000

Total Investment Securities (cost: $117,402)		$116,903

SUMMARY:
Investments, at value	97.6%	$116,903
Other assets in excess of liabilities	2.4%	2,926
Net assets	100.0%	$119,829

DEFINITIONS:

144A                    144A Securites are registered pursuant to Rule 144A of the Securites Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities aggregated $5,016 or 4.2% of the net assets of the Fund.

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.4%)
Air Transportation (0.8%)
Delta Airlines, Inc. (a) (b)	650,000	$3,503
Apparel Products (1.2%)
Gymboree Corp. (b)	400,000	5,152
Automotive (2.3%)
Gencorp, Inc. (a)	355,900	6,613
National R.V. Holdings, Inc. (b)	302,500	3,228
Business Services (0.7%)
Equifax, Inc.	100,000	2,830
Chemicals & Allied Products (8.3%)
Crompton Corp.	618,300	7,203
Olin Corp.	504,900	11,244
PolyOne Corp. (b)	1,265,500	10,947
Terra Nitrogen Co., L.P. (a)	280,900	6,011
Commercial Banks (5.7%)
Corus Bankshares, Inc.	120,000	6,024
Gold Banc Corp., Inc.	57,800	835
Hibernia Corp.-Class A	202,000	5,317
North Fork Bancorp, Inc.	307,710	8,831
Provident Bankshares Corp.	95,500	3,158
Computer & Data Processing Services (3.0%)
ActivCard Corp. (b)	290,100	2,321
Fair Isaac Corp. (a)	215,000	7,428
Sabre Holdings Corp.	150,000	3,165
SoftBrands, Inc. (b)	2,576	5
Computer & Office Equipment (3.3%)
Hypercom Corp. (b)	829,700	4,572
Storage Technology Corp. (a) (b)	295,000	9,290
Construction (2.0%)
Chemed Corp.	120,000	8,594
Electric Services (0.6%)
Duquesne Light Holdings, Inc.	129,500	2,404
Electric, Gas & Sanitary Services (0.6%)
ALLETE, Inc.	66,666	2,758
Electronic & Other Electric Equipment (6.5%)
Acuity Brands, Inc.	250,000	6,868
Genlyte Group, Inc. (b)	135,000	10,801
Helen of Troy, Ltd. (b)	200,000	6,392
Maytag Corp. (a)	220,000	3,456
Electronic Components & Accessories (2.3%)
OSI Systems, Inc. (a) (b)	240,000	3,922
QLogic Corp. (b)	150,000	5,742
Gas Production & Distribution (0.9%)
KeySpan Corp.	100,000	3,947
Health Services (0.6%)
Beverly Enterprises, Inc. (a) (b)	200,000	2,446
Holding & Other Investment Offices (4.6%)
Annaly Mortgage Management, Inc. REIT (a)	350,000	6,860
Education Realty Trust, Inc. REIT (b)	175,000	2,938
Omega Healthcare Investors, Inc. REIT	875,000	9,818

Hotels (2.3%)
Host Marriott Corp. (a)	620,000	$9,920
Industrial Machinery & Equipment (1.1%)
Cooper Cameron Corp. (b)	50,000	2,821
EnPro Industries, Inc. (b)	75,400	2,009
Instruments & Related Products (1.7%)
Analogic Corp.	83,900	3,441
Input/Output, Inc. (a) (b)	600,000	3,780
Insurance (6.7%)
AMBAC Financial Group, Inc.	120,000	9,226
HCC Insurance Holdings, Inc.	255,000	8,382
PartnerRe, Ltd. (a)	140,000	8,872
Triad Guaranty, Inc. (a) (b)	40,000	2,164
Management Services (2.2%)
First Consulting Group, Inc. (b)	253,600	1,438
FTI Consulting, Inc. (b)	400,000	7,760
Medical Instruments & Supplies (2.2%)
Celsion Corp. (b)	386,700	189
Orthofix International NV (a) (b)	225,000	8,996
Metal Mining (0.5%)
Western Silver Corp. (a) (b)	238,100	2,274
Motor Vehicles, Parts & Supplies (0.0%)
Adesa, Inc. (f)	0	0	(f)
Oil & Gas Extraction (17.3%)
Chesapeake Energy Corp.	600,000	10,542
Denbury Resources, Inc. (a) (b)	74,700	2,181
Edge Petroleum Corp. (b)	300,000	4,341
Energy Partners, Ltd. (a) (b)	385,500	8,462
GlobalSantaFe Corp.	275,000	9,724
Harvest Natural Resources, Inc. (b)	241,200	3,128
Newpark Resources, Inc. (a) (b)	404,300	2,102
Parker Drilling Co. (b)	600,000	2,598
Pioneer Drilling Co. (b)	600,000	6,180
Pride International, Inc. (a) (b)	415,000	9,707
Superior Energy Services, Inc. (b)	920,000	14,646
Paper & Allied Products (1.8%)
Graphic Packaging Corp. (b)	581,700	3,909
Wausau-Mosinee Paper Corp.	267,700	3,967
Petroleum Refining (2.1%)
Murphy Oil Corp.	100,000	8,928
Pharmaceuticals (3.8%)
ARIAD Pharmaceuticals, Inc. (b)	975,500	7,326
Bradley Pharmaceuticals, Inc. (a) (b)	250,000	3,598
Chattem, Inc. (a) (b)	73,000	2,633
NeoPharm, Inc. (a) (b)	134,300	1,473
Theragenics Corp. (b)	244,600	976
Primary Metal Industries (1.7%)
Aleris International, Inc. (b)	444,827	7,464
Printing & Publishing (1.2%)
Paxar Corp. (b)	218,900	5,221
Retail Trade (1.8%)
Sports Authority, Inc. (The) (a) (b)	300,000	7,611
Savings Institutions (1.6%)
Brookline Bancorp, Inc. (a)	160,000	2,558
Partners Trust Financial Group, Inc.	400,000	4,368
Telecommunications (2.5%)
Citizens Communications Co.	700,000	9,443
D&E Communications, Inc.	85,940	1,018
Trucking & Warehousing (2.0%)
Yellow Roadway Corp. (a) (b)	150,000	8,493

Water Transportation (1.1%)
Tidewater, Inc.	125,000	$4,845
Wholesale Trade Durable Goods (0.7%)
AM Castle & Co. (b)	219,900	2,964
Wholesale Trade Nondurable Goods (1.7%)
Dean Foods Co. (b)	200,000	7,046
Total Common Stocks (cost: $362,467)		423,347

	Principal	Value
SECURITY LENDING COLLATERAL (19.9%)
Debt (18.4%)
Bank Notes (2.3%)
Bank of America
2.27%, due 03/03/2005 (c)	$3,700	$3,700
2.27%, due 04/18/2005 (c)	2,467	2,467
2.30%, due 06/09/2005 (c)	617	617
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	2,467	2,467
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	617	617
Commercial Paper (1.6%)
General Electric Capital Corp.
2.32%, due 02/11/2005	3,083	3,083
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	1,850	1,850
Ranger Funding - 144A
2.37%, due 02/14/2005	617	617
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	1,221	1,221
Euro Dollar Overnight (1.3%)
Bank of Montreal
2.13%, due 02/02/2005	524	524
BNP Paribas
2.30%, due 02/01/2005	3,083	3,083
Lloyds TSB Bank
2.28%, due 02/02/2005	777	777
Royal Bank of Scotland
2.27%, due 02/02/2005	1,233	1,233
Euro Dollar Terms (9.0%)
Bank of Montreal
2.50%, due 03/02/2005	330	330
Bank of Nova Scotia
2.32%, due 02/08/2005	4,255	4,255
BNP Paribas
2.30%, due 02/23/2005	2,467	2,467
Calyon
2.44%, due 03/16/2005	1,850	1,850
Citigroup
2.31%, due 02/25/2005	5,427	5,427
Den Danske Bank
2.39%, due 02/18/2005	3,083	3,083
2.40%, due 02/22/2005	4,157	4,157
Dexia Group
2.50%, due 03/21/2005	1,554	1,554
Royal Bank of Scotland
2.36%, due 02/17/2005	617	617
2.42%, due 03/07/2005	3,084	3,084
2.48%, due 03/18/2005	4,835	4,835

Toronto Dominion Bank
2.44%, due 03/16/2005	$3,084	$3,084
Wells Fargo & Co.
2.39%, due 02/22/2005	3,157	3,157
2.44%, due 02/22/2005	617	617
Promissory Notes (1.6%)
Goldman Sachs Group, Inc.
2.58%, due 03/29/2005	2,590	2,590
2.57%, due 04/27/2005	4,317	4,317
Repurchase Agreements (2.6%)
Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $3,639 on 02/01/2005 (d)	3,639	3,639
Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $7,401 on 02/01/2005 (d)	7,400	7,400

	Shares	Value
Investment Companies (1.5%)
Money Market Funds (1.5%)
American AAdvantage Select
1-day yield of 2.32%	1,840,394	$1,840
BGI Institutional Money Market Fund
1-day yield of 2.43%	1,850,104	1,850
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	991,903	992
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (e)	1,658,927	1,659
Total Security Lending Collateral (cost: $85,060)		85,060

Total Investment Securities (cost: $447,527)		$508,407

SUMMARY:
Investments, at value	119.3%	$508,407
Liabilities in excess of other assets	(19.3)%	(82,364)
Net assets	100.0%	$426,043

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $80,401.

(b)         No dividends were paid during the preceding twelve months.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $11,260, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

(f)            Value is less than $1.

DEFINITIONS:

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated $3,688 or 0.9% of the net assets of the Fund.

REIT                     Real Estate Investment Trust

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.7%)
U.S. Treasury Bond
5.38%, due 02/15/2031 (a) (b)	$1,245	$1,393
U.S. Treasury Note
4.25%, due 11/15/2014 (a) (b)	725	731
Total U.S. Government Obligations (cost: $1,968)		2,124

U.S GOVERNMENT AGENCY OBLIGATIONS (12.7%)
Fannie Mae-Conventional Pool
5.00%, due 05/01/2018	167	170
5.00%, due 04/01/2019	190	193
5.50%, due 07/01/2019	160	165
5.50%, due 07/01/2019	818	845
6.00%, due 04/01/2033	432	446
6.00%, due 10/01/2033	243	251
6.00%, due 01/01/2034	279	288
6.00%, due 01/01/2034	325	336
6.00%, due 02/01/2034	1,135	1,172
6.00%, due 06/01/2034	445	460
6.00%, due 08/01/2034	756	781
6.00%, due 10/01/2034	283	292
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	306	311
5.50%, due 12/01/2018	766	790
5.50%, due 08/01/2019	113	116
7.00%, due 10/01/2028	120	128
6.50%, due 04/01/2029	122	128
6.00%, due 03/01/2033	759	785
6.00%, due 11/01/2033	779	805
6.00%, due 12/01/2033	757	782
6.00%, due 03/01/2034	158	163
Ginnie Mae-FHA/VA Pool
6.50%, due 10/15/2027	132	140
6.00%, due 06/15/2034	363	377
Total U.S Government Agency Obligations (cost: $9,887)		9,924

CORPORATE DEBT SECURITIES (18.3%)
Amusement & Recreation Services (0.9%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	700	722
Beverages (0.2%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	150	176
Business Credit Institutions (0.4%)
eircom Funding
8.25%, due 08/15/2013	50	55
Textron Financial Corp.
2.69%, due 10/03/2006	250	246

Chemicals & Allied Products (0.1%)
Nalco Co.
7.75%, due 11/15/2011	$50	$54
Commercial Banks (0.3%)
Abbey National PLC
7.35%, due 06/15/2049(c) (i)	250	263
Communication (0.1%)
Echostar DBS Corp.
5.75%, due 10/01/2008	75	76
Communications Equipment (0.7%)
Motorola, Inc.
4.61%, due 11/16/2007	500	507
Electric Services (0.3%)
DPL, Inc.
8.25%, due 03/01/2007	212	228
Food & Kindred Products (0.1%)
Smithfield Foods, Inc.
7.00%, due 08/01/2011	100	106
Food Stores (0.5%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	375	395
Holding & Other Investment Offices (0.9%)
Hutchison Whampoa International, Ltd., 144A
6.25%, due 01/24/2014	275	293
iStar Financial, Inc.
4.88%, due 01/15/2009	375	379
Hotels & Other Lodging Places (1.1%)
Mirage Resorts, Inc.
7.25%, due 08/01/2017	150	157
Park Place Entertainment Corp.
7.00%, due 04/15/2013	75	83
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	600	638
Insurance (0.9%)
International Lease Finance Corp.
5.63%, due 06/01/2007	700	728
Insurance Agents, Brokers & Service (0.8%)
Metlife, Inc.
3.91%, due 05/15/2005	600	602
Mortgage Bankers & Brokers (0.9%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	700	719
Motion Pictures (0.2%)
Time Warner, Inc.
9.13%, due 01/15/2013	125	160
Oil & Gas Extraction (1.7%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	200	212
Husky Oil, Ltd.
8.90%, due 08/15/2028 (c)	305	345
Kerr-McGee Corp.
6.95%, due 07/01/2024	700	791
Personal Credit Institutions (0.7%)
Capital One Bank
5.00%, due 06/15/2009	375	385
General Motors Acceptance Corp.
6.75%, due 01/15/2006	125	128

Petroleum Refining (0.8%)
Amerada Hess Corp.
7.13%, due 03/15/2033	$550	$629
Primary Metal Industries (1.0%)
Alcoa, Inc.
4.25%, due 08/15/2007	675	683
Noranda, Inc.
6.00%, due 10/15/2015	125	130
Printing & Publishing (1.2%)
Gannett Co., Inc.
5.50%, due 04/01/2007	500	518
News America Holdings, Inc.
7.75%, due 12/01/2045	315	392
Restaurants (0.2%)
Landry’s Restaurants, Inc., 144A
7.50%, due 12/15/2014	150	146
Security & Commodity Brokers (1.5%)
BNP U.S. Funding LLC 144A
7.74%, due 12/29/2049 (c) (k)	250	274
Credit Suisse First Boston (London), Inc., 144A
7.90%, due 05/01/2049 (c) (j)	125	135
E*Trade Financial Corp., 144A
8.00%, due 06/15/2011	150	161
Merrill Lynch & Co., Inc., Series B
6.13%, due 05/16/2006	600	621
Telecommunications (2.2%)
Cincinnati Bell, Inc.
8.38%, due 01/15/2014 (a)	50	51
SBC Communications, Inc.
5.75%, due 05/02/2006	700	719
Sprint Capital Corp.
4.78%, due 08/17/2006	250	254
Telefonica SA
7.35%, due 09/15/2005	700	718
Transportation & Public Utilities (0.2%)
Magellan Midstream Partners, L.P.
6.45%, due 06/01/2014	135	147
Water Transportation (0.4%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	235	276
Total Corporate Debt Securities (cost: $13,949)		14,302

	Shares	Value
COMMON STOCKS (66.2%)
Amusement & Recreation Services (1.9%)
Disney (Walt) Co. (The)	52,200	$1,494
Chemicals & Allied Products (2.8%)
Colgate-Palmolive Co.	7,000	368
du Pont (E.I.) de Nemours & Co.	16,000	761
Praxair, Inc.	25,000	1,079
Commercial Banks (6.8%)
Bank of America Corp.	31,256	1,449
Citigroup, Inc.	15,800	775
Cullen/Frost Bankers, Inc.	6,000	282
PNC Financial Services Group, Inc.	11,000	593
Wachovia Corp.	31,140	1,708
Wells Fargo & Co.	8,100	497
Computer & Data Processing Services (5.6%)
Microsoft Corp.	150,000	3,942
Sun Microsystems, Inc. (d)	110,000	480

Electric Services (0.3%)
Dominion Resources, Inc.	3,000	$208
Electronic & Other Electric Equipment (1.6%)
Cooper Industries, Ltd.-Class A	14,000	973
General Electric Co.	8,000	289
Electronic Components & Accessories (2.0%)
Intel Corp.	51,300	1,152
Texas Instruments, Inc.	17,000	395
Food & Kindred Products (5.7%)
Altria Group, Inc.	50,000	3,191
HJ Heinz Co.	29,000	1,096
Sara Lee Corp.	8,300	195
Holding & Other Investment Offices (0.6%)
Plum Creek Timber Co., Inc.	13,000	464
Insurance (1.1%)
American International Group, Inc.	13,275	880
Life Insurance (1.0%)
Genworth Financial, Inc.-Class A	29,000	769
Lumber & Wood Products (0.6%)
Louisiana-Pacific Corp. (a) (b)	17,000	435
Motion Pictures (4.2%)
Time Warner, Inc. (d)	183,000	3,294
Oil & Gas Extraction (3.6%)
Anadarko Petroleum Corp. (a)	7,000	463
EOG Resources, Inc.	8,000	594
Schlumberger, Ltd.	19,300	1,313
Unocal Corp.	10,000	476
Paper & Allied Products (1.3%)
Kimberly-Clark Corp.	15,000	983
Paper & Paper Products (0.0%)
Neenah Paper, Inc. (d)	454	14
Petroleum Refining (3.4%)
BP PLC-ADR	9,050	540
ChevronTexaco Corp.	4,000	218
Exxon Mobil Corp.	28,600	1,476
Murphy Oil Corp.	5,000	446
Pharmaceuticals (7.1%)
Bristol-Myers Squibb Co.	85,000	1,992
Merck & Co., Inc.	79,500	2,230
Schering-Plough Corp.	72,580	1,347
Primary Metal Industries (0.7%)
Hubbell, Inc.-Class B (a)	10,700	530
Railroads (1.6%)
Union Pacific Corp.	20,500	1,222
Savings Institutions (1.2%)
Washington Mutual, Inc.	22,900	924
Security & Commodity Brokers (3.9%)
Jefferies Group, Inc.	27,500	1,073
Raymond James Financial, Inc.	48,000	1,496
T. Rowe Price Group, Inc.	8,000	479
Telecommunications (5.4%)
ALLTEL Corp.	21,400	1,178
Sprint Corp. (FON Group)	110,000	2,621
Verizon Communications, Inc.	12,000	427
U.S. Government Agencies (3.8%)
Fannie Mae	46,500	3,003
Total Common Stocks (cost: $46,350)		51,814

	Principal	Value
SECURITY LENDING COLLATERAL (3.6%)
Debt (3.3%)
Bank Notes (0.4%)
Bank of America
2.27%, due 03/03/2005 (c)	$121	$121
2.27%, due 04/18/2005 (c)	81	81
2.30%, due 06/09/2005 (c)	20	20
Canadian Imperial Bank of Commerce
2.55%, due 11/04/2005	81	81
Credit Suisse First Boston Corp.
2.39%, due 09/09/2005 (c)	20	20
Commercial Paper (0.3%)
General Electric Capital Corp.
2.32%, due 02/11/2005	101	101
Preferred Receivables Funding - 144A
2.35%, due 02/01/2005	61	61
Ranger Funding - 144A
2.37%, due 02/14/2005	20	20
Sheffield Receivables Corp.-144A
2.34%, due 02/11/2005	40	40
Euro Dollar Overnight (0.2%)
Bank of Montreal
2.13%, due 02/02/2005	17	17
BNP Paribas
2.30%, due 02/01/2005	101	101
Lloyds TSB Bank
2.28%, due 02/02/2005	26	26
Royal Bank of Scotland
2.27%, due 02/02/2005	40	40
Euro Dollar Terms (1.6%)
Bank of Montreal
2.50%, due 03/02/2005	11	11
Bank of Nova Scotia
2.32%, due 02/08/2005	139	139
BNP Paribas
2.30%, due 02/23/2005	81	81
Calyon
2.44%, due 03/16/2005	61	61
Citigroup
2.31%, due 02/25/2005	178	178
Den Danske Bank
2.39%, due 02/18/2005	101	101
2.40%, due 02/22/2005	136	136
Dexia Group
2.50%, due 03/21/2005	51	51
Royal Bank of Scotland
2.36%, due 02/17/2005	20	20
2.42%, due 03/07/2005	101	101
2.48%, due 03/18/2005	158	158
Toronto Dominion Bank
2.44%, due 03/16/2005	101	101
Wells Fargo & Co.
2.39%, due 02/22/2005	104	104
2.44%, due 02/22/2005	20	20
Promissory Notes (0.3%)
Goldman Sachs Group, Inc.
2.58%, due 03/29/2005	85	85
2.57%, due 04/27/2005	141	141

Repurchase Agreements (0.5%)

Goldman Sachs Group, Inc. (The) 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $119 on 02/01/2005 (e)	$119	$119

Merrill Lynch & Co., Inc. 2.54% Repurchase Agreement dated 01/31/2005 to be repurchased at $243 on 02/01/2005 (e)	243	243

	Shares	Value
Investment Companies (0.3%)
Money Market Funds (0.3%)
American AAdvantage Select
1-day yield of 2.32%	60,300	$60
BGI Institutional Money Market Fund
1-day yield of 2.43%	60,618	61
Merrill Lynch Premier Institutional Fund
1-day yield of 2.25%	32,500	33
Merrimac Cash Fund, Premium Class
1-day yield of 1.87% (f)	54,355	54
Total Security Lending Collateral (cost: $2,787)		2,787

Total Investment Securities (cost: $74,941)		$80,951

	Contracts (g)	Value
WRITTEN OPTIONS -(0.3%)
Covered Call Options (0.0%)
Louisiana-Pacific Corp.	70	$(3)
Call Strike $30.00
Expires 05/21/2005
Put Options -(0.3%)
Altria Group	85	(1)
Put Strike $35.00
Expires 03/19/2005
Altria Group	100	(8)
Put Strike $40.00
Expires 01/21/2006
American International Group, Inc.	25	— (h)
Put Strike $60.00
Expires 02/19/2005
American International Group, Inc.	50	(3)
Put Strike $65.00
Expires 02/19/2005
Bristol-Myers Squibb Co.	80	(1)
Put Strike $20.00
Expires 03/19/2005
Bristol-Myers Squibb Co.	150	(12)
Put Strike $20.00
Expires 01/21/2006
Colgate-Palmolive Co.	80	(8)
Put Strike $45.00
Expires 01/21/2006
Cooper Industries, Ltd.	10	— (h)
Put Strike $50.00
Expires 04/16/2005
Duke Energy	20	— (h)
Put Strike $15.00
Expires 01/21/2006

Fannie Mae	45	$(4)
Put Strike $60.00
Expires 03/19/2005
Genworth Financial, Inc.	300	(24)
Put Strike $25.00
Expires 06/18/2005
GlobalSantaFe Corp.	175	(15)
Put Strike $30.00
Expires 07/16/2005
GlobalSantaFe Corp.	100	(4)
Put Strike $27.50
Expires 07/16/2005
Heinz (H.J.) Co.	90	(9)
Put Strike $35.00
Expires 01/21/2006
Merck & Co., Inc.	225	(11)
Put Strike $25.00
Expires 04/16/2005
Merck & Co., Inc.	100	(124)
Put Strike $40.00
Expires 01/21/2006
Microsoft Corp.	250	(1)
Put Strike $22.00
Expires 04/16/2005
PNC Financial	85	(1)
Put Strike $50.00
Expires 02/19/2005
PNC Financial	85	— (h)
Put Strike $47.50
Expires 02/19/2005
Raymond James Financial, Inc.	300	(4)
Put Strike $22.50
Expires 02/19/2005
Sara Lee Corp.	160	(5)
Put Strike $22.50
Expires 04/16/2005
Sara Lee Corp.	80	(3)
Put Strike $20.00
Expires 01/21/2006
Schering-Plough Corp.	100	(5)
Put Strike $15.00
Expires 01/21/2006
Time Warner, Inc.	530	(4)
Put Strike $15.00
Expires 04/16/2005
Washington Mutual, Inc.	220	(10)
Put Strike $30.00
Expires 01/21/2006
Total Written Options (cost: $453)		(260)

SUMMARY:
Investments, at value	103.5%	$80,951
Written options	(0.3)%	(260)
Liabilities in excess of other assets	(3.2)%	(2,489)
Net assets	100.0%	$78,202

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At January 31, 2005, all or a portion of this security is on loan.  The value at January 31, 2005, of all securities on loan is $2,729.

(b)         At January 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts.  The value of all securities segregated at January 31, 2005, is $2,304.

(c)          Floating or variable rate note. Rate is listed as of January 31, 2005.

(d)         No dividends were paid during the preceding twelve months.

(e)          Cash collateral for the Repurchase Agreements, valued at $369, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.875% and 02/15/2005 - 11/15/2096, respectively.

(f)            Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

(g)         Contract amounts are not in thousands.

(h)         Value is less than $1.

(i)             Securities are stepbonds. Abbey National PLC has a coupon rate 7.35% until 10/15/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 178BP, if not called.

(j)             Securities are stepbonds. CS First Boston has a coupon rate 7.90% until 05/01/2007, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 200BP, if not called.

(k)   Securities are stepbonds. BNP U.S. Funding LLC 144A has a coupon rate 7.74% until 12/05/2007, thereafter the coupon rate will reset quarterly at the 1-week US$ LIBOR + 280BP, if not called.

DEFINITIONS:

144A       144A Securites are registered pursuant to Rule 144A of the Securites Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated $1,130 or 1.4% of the net assets of the Fund.

ADR                     American Depositary Receipt

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.5%)
Aerospace (2.9%)
Lockheed Martin Corp.	25,300	$1,463
Northrop Grumman Corp.	18,100	939
Business Services (2.5%)
Equifax, Inc.	16,600	470
Omnicom Group, Inc.	18,200	1,545
Commercial Banks (19.6%)
Bank of America Corp. (a)	32,800	1,521
Citigroup, Inc.	81,000	3,973
Mellon Financial Corp. (a)	59,400	1,743
Morgan Chase & Co. (J.P.)	83,300	3,110
Northern Trust Corp.	21,300	929
PNC Financial Services Group, Inc. (a)	26,800	1,444
Wells Fargo & Co. (a)	53,500	3,280
Communication (2.4%)
Viacom, Inc.-Class B	52,000	1,942
Computer & Data Processing Services (0.8%)
Microsoft Corp.	26,500	696
Computer & Office Equipment (1.1%)
Hewlett-Packard Co.	43,900	860
Electric Services (6.1%)
American Electric Power Co., Inc.	44,300	1,562
FirstEnergy Corp.	38,700	1,539
Pepco Holdings, Inc.	35,300	771
Sempra Energy	28,900	1,076
Electric, Gas & Sanitary Services (2.3%)
Exelon Corp.	35,800	1,584
NiSource, Inc.	11,200	256
Finance (4.6%)
SPDR Trust Series 1	31,500	3,721
Food Stores (2.6%)
Albertson’s, Inc.	49,300	1,128
Kroger Co. (a)	59,700	1,021
Furniture & Fixtures (3.4%)
Johnson Controls, Inc.	17,600	1,041
Masco Corp.	46,200	1,700
Industrial Machinery & Equipment (2.3%)
Illinois Tool Works, Inc.	21,200	1,844
Insurance (5.0%)
AFLAC, Inc.	21,700	857
Allstate Corp. (The)	24,700	1,246
UnitedHealth Group, Inc.	22,400	1,991
Insurance Agents, Brokers & Service (1.5%)
Hartford Financial Services Group, Inc. (The)	18,400	1,238
Lumber & Construction Materials (1.9%)
Martin Marietta Materials, Inc.	29,300	1,583
Motion Pictures (2.3%)
Time Warner, Inc. (a)	102,800	1,850
Paper & Allied Products (1.1%)
Kimberly-Clark Corp. (a)	13,800	904

Petroleum Refining (7.8%)
Exxon Mobil Corp. (a)	70,900	$3,658
Marathon Oil Corp.	70,900	2,746
Pharmaceuticals (7.5%)
Bristol-Myers Squibb Co. (a)	33,300	781
Cephalon, Inc. (a)	15,300	753
Johnson & Johnson	25,200	1,630
Medco Health Solutions, Inc. (a)	13,800	587
Pfizer, Inc.	32,500	785
Wyeth	41,000	1,625
Printing & Publishing (0.8%)
Tribune Co.	17,400	696
Radio & Television Broadcasting (1.7%)
IAC/InterActive Corp. (a)	26,400	640
Univision Communications, Inc.-Class A (a)	27,300	746
Railroads (4.6%)
Burlington Northern Santa Fe Corp.	38,300	1,845
CSX Corp.	47,900	1,915
Security & Commodity Brokers (4.3%)
Morgan Stanley	62,600	3,503
Telecommunications (4.8%)
Nextel Communications, Inc.-Class A (a)	86,300	2,476
SBC Communications, Inc.	59,900	1,423
U.S. Government Agencies (2.8%)
Freddie Mac	35,500	2,318
Variety Stores (1.8%)
Costco Wholesale Corp.	31,000	1,465
Total Common Stocks (cost: $79,576)		80,419

Total Investment Securities (cost: $79,576)		$80,419

SUMMARY:
Investments, at value	98.5%	$80,419
Other assets in excess of liabilities	1.5%	1,207
Net assets	100.0%	$81,626

NOTES TO SCHEDULE OF INVESTMENTS:

(a)       No dividends were paid during the preceding twelve months.

TA IDEX Van Kampen Emerging Debt

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (80.3%)
Argentine Republic
0.00%, due 04/07/2009 (d)	$4,000	$1,210
0.00%, due 06/15/2015 (d)	1,650	517
Malaysia Government
8.75%, due 06/01/2009	2,000	2,357
Republic of Brazil
14.50%, due 10/15/2009	1,450	1,902
8.00%, due 04/15/2014	2,228	2,281
10.50%, due 07/14/2014	750	874
8.88%, due 10/14/2019	150	155
3.06%, due 04/15/2024 (a)	1,150	1,046
6.00%, due 04/15/2024 (a)	200	186
8.88%, due 04/15/2024	750	754
11.00%, due 08/17/2040	160	185
Republic of Bulgaria
8.25%, due 01/15/2015	600	760
Republic of Colombia
9.75%, due 04/09/2011	601	681
11.75%, due 02/25/2020	330	417
10.38%, due 01/28/2033	70	79
Republic of Ecuador
8.00%, due 08/15/2030 (b)	820	756
Republic of Nigeria
6.25%, due 11/15/2020	750	712
Republic of Panama
9.63%, due 02/08/2011	380	447
10.75%, due 05/15/2020	280	364
8.88%, due 09/30/2027	450	500
9.38%, due 04/01/2029	500	593
Republic of Peru
9.88%, due 02/06/2015	350	419
8.38%, due 05/03/2016	350	380
4.50%, due 03/07/2017 (a)	350	325
Republic of the Philippines
8.88%, due 03/17/2015	1,600	1,622
9.50%, due 02/02/2030	620	616
Republic of Turkey
11.50%, due 01/23/2012	550	701
11.00%, due 01/14/2013	1,200	1,518
Republic of Venezuela
10.75%, due 09/19/2013	500	578
8.50%, due 10/08/2014	250	254
9.25%, due 09/15/2027	980	1,009
9.38%, due 01/13/2034	400	413
Russian Federation
8.25%, due 03/31/2010	750	825
11.00%, due 07/24/2018	1,150	1,634
12.75%, due 06/24/2028	1,820	3,060
5.00%, due 03/31/2030 (c)	2,490	2,614
State of Qatar
9.75%, due 06/15/2030	150	224
Ukraine Government
5.33%, due 08/05/2009 (a)	600	647
United Mexican States
10.38%, due 02/17/2009	800	972

8.38%, due 01/14/2011	$2,200	$2,585
8.13%, due 12/30/2019	650	782
8.00%, due 09/24/2022	300	355
11.50%, due 05/15/2026	1,000	1,565
Total Foreign Government Obligations (cost: $39,542)		39,874

CORPORATE DEBT SECURITIES (14.9%)
Commercial Banks (0.2%)
Banque Centrale de Tunisie
7.38%, due 04/25/2012	100	115
Mortgage Bankers & Brokers (1.9%)
Aries Vermoegensverwaltungs
9.60%, due 10/25/2014	750	927
Oil & Gas Extraction (9.2%)
Empresa Nacional de Petroleo
6.75%, due 11/15/2012	750	839
Pemex Project Funding Master Trust
3.79%, due 06/15/2010 (a)	1,100	1,140
9.13%, due 10/13/2010	750	894
Pemex Project Funding Master Trust 144A
9.50%, due 09/15/2027	1,320	1,690
Security & Commodity Brokers (3.6%)
Citigroup Global Mkts Holding, Inc. 144A
zero coupon, due 04/13/2006	1,600	1,816
Total Corporate Debt Securities (cost: $7,134)		7,421

Total Investment Securities (cost: $46,676)		$47,295

SUMMARY:
Investments, at value	95.2%	$47,295
Other assets in excess of liabilities	4.8%	2,393
Net assets	100.0%	$49,688

FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	69	03/31/2005	$7,538	$(6)
			$7,538	$(6)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)         Floating or variable rate note. Rate is listed as of January 31, 2005.

(b)        Securities are stepbonds.  Republic of Ecuador has a coupon rate of 8.00% until 08/15/2005 and a coupon rate of 9.00% from 8/15/2006 until 8/15/2006; thereafter the coupon rate will become 10.00%.

(c)         Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

(d)        Securities are currently in default on interest payments.

DEFINITIONS:

144A        144A Securites are registered pursuant to Rule 144A of the Securites Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities aggregated  $3,506 or 7.1% of the net assets of the Fund.

TA IDEX Van Kampen Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

At January 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Agriculture (2.2%)
VCA Antech, Inc. (a)	41,400	$768
Amusement & Recreation Services (6.8%)
Gaylord Entertainment Co. (a)	12,775	501
Lakes Entertainment, Inc. (a)	13,700	195
Penn National Gaming, Inc. (a)	13,950	915
WMS Industries, Inc. (a)	24,000	752
Apparel & Accessory Stores (1.1%)
Carter’s, Inc. (a)	10,125	370
Automotive (0.5%)
Winnebago Industries, Inc.	4,625	160
Business Services (2.9%)
51job, Inc., ADR (a)	5,200	126
Akamai Technologies, Inc. (a)	22,950	301
Arbinet-thexchange, Inc. (a)	4,900	120
Macquarie Infrastructure Co. Trust (a)	7,000	205
Netease.com, Sponsored ADR (a)	2,775	117
Valueclick, Inc. (a)	10,125	134
Commercial Banks (0.7%)
UCBH Holdings, Inc.	5,875	259
Communications Equipment (2.9%)
Plantronics, Inc.	4,575	170
Spectrasite, Inc. (a)	14,650	858
Computer & Data Processing Services (10.9%)
Activision, Inc. (a)	11,900	269
Advent Software, Inc. (a)	8,075	155
Arbitron, Inc. (a)	4,350	178
CNET Networks, Inc. (a)	23,750	261
Eclipsys Corp. (a)	12,600	237
Filenet Corp. (a)	6,950	155
Hyperion Solutions Corp. (a)	3,975	191
Interactive Data Corp. (a)	12,250	261
Macromedia, Inc. (a)	4,000	137
PlanetOut, Inc. (a)	10,425	106
RSA Security, Inc. (a)	19,350	341
Salesforce.com, Inc. (a)	15,500	212
Shanda Interactive Entertainment, Ltd., ADR (a)	9,825	322
Sina Corp. (a)	4,875	129
SkillSoft PLC- ADR (a)	35,700	185
SS&C Technologies, Inc.	6,350	139
Verint Systems, Inc. (a)	4,775	182
Websense, Inc. (a)	6,525	350
Computer & Office Equipment (2.4%)
Micros Systems, Inc. (a)	3,900	273
ProQuest Co. (a)	5,975	188
Scientific Games Corp.-Class A (a)	7,400	190
TransAct Technologies, Inc. (a)	9,050	172
Construction (0.6%)
Chicago Bridge & Iron Co. NV	5,200	197

Educational Services (4.0%)
Laureate Education, Inc. (a)	4,600	$204
Strayer Education, Inc.	7,475	802
Universal Technical Institute, Inc. (a)	10,475	383
Electronic Components & Accessories (1.5%)
Microsemi Corp. (a)	8,050	124
Tessera Technologies, Inc. (a)	10,350	403
Engineering & Management Services (0.5%)
Washington Group International, Inc. (a)	4,500	177
Environmental Services (1.7%)
Stericycle, Inc. (a)	11,250	579
Furniture & Home Furnishings Stores (1.4%)
Tuesday Morning Corp. (a)	17,225	495
Gas Production & Distribution (1.3%)
Southwestern Energy Co. (a)	8,725	448
Holding & Other Investment Offices (0.5%)
Affiliated Managers Group (a)	2,900	184
Hotels & Other Lodging Places (3.1%)
Great Wolf Resorts, Inc. (a)	17,201	361
Kerzner International, Ltd. (a)	12,250	739
Industrial Machinery & Equipment (1.3%)
Actuant Corp.-Class A (a)	6,075	317
Middleby Corp.	2,425	122
Instruments & Related Products (2.8%)
Advanced Medical Optics, Inc. (a)	6,425	274
Cuno, Inc. (a)	3,075	177
Dionex Corp. (a)	3,175	188
Flir Systems, Inc. (a)	5,325	325
Insurance (0.8%)
Markel Corp. (a)	800	273
Lumber & Construction Materials (0.5%)
Beacon Roofing Supply, Inc. (a)	8,200	164
Management Services (1.5%)
Corporate Executive Board Co.	8,075	516
Manufacturing Industries (1.5%)
Shuffle Master, Inc. (a)	17,750	517
Medical Instruments & Supplies (4.9%)
American Medical Systems Holdings, Inc. (a)	6,425	252
Animas Corp. (a)	7,800	142
Inamed Corp. (a)	11,175	773
Sybron Dental Specialties, Inc. (a)	10,150	383
Techne Corp. (a)	4,800	167
Metal Mining (1.9%)
Agnico-Eagle Mines, Ltd.	14,025	179
Couer D’alene Mines Corp. (a)	66,525	235
Glamis Gold, Ltd. (a)	16,825	265
Mining (1.2%)
Florida Rock Industries, Inc.	6,675	417
Motion Pictures (1.7%)
Avid Technology, Inc. (a)	6,500	410
Lions Gate Entertainment Corp. (a)	17,200	172
Oil & Gas Extraction (6.2%)
Bill Barrett Corp. (a)	5,600	177
Delta Petroleum Corp. (a)	12,575	185
Denbury Resources, Inc. (a)	15,350	448
Gasco Energy, Inc. (a)	46,650	182
Quicksilver Resources, Inc. (a)	20,150	895
Range Resources Corp.	6,400	142
Veritas DGC, Inc. (a)	5,925	148
Paper & Paper Products (0.5%)
Neenah Paper, Inc. (a)	5,475	175

Pharmaceuticals (4.9%)
Adeza Biomedical Corp. (a)	6,958	$111
Dade Behring Holdings, Inc. (a)	17,425	996
Flamel Technologies, Sponsored ADR (a)	9,485	167
Idexx Laboratories, Inc. (a)	3,775	219
Noven Pharmaceuticals, Inc. (a)	11,100	202
Radio & Television Broadcasting (0.5%)
Radio One, Inc.-Class D (a)	10,725	168
Radio, Television & Computer Stores (1.7%)
Guitar Center, Inc. (a)	10,675	611
Research & Testing Services (2.2%)
Advisory Board Co. (The) (a)	9,900	353
Gen-Probe, Inc. (a)	6,075	297
Telik, Inc. (a)	7,225	137
Residential Building Construction (0.6%)
Brookfield Homes Corp.	6,000	214
Restaurants (6.5%)
AFC Enterprises (a)	19,350	479
BJ’s Restaurants, Inc. (a)	12,300	191
CEC Entertainment, Inc. (a)	5,775	226
IHOP Corp.	4,200	181
PF Chang’s China Bistro, Inc. (a)	9,675	538
Sonic Corp. (a)	14,450	460
Steak N Shake Co., (The) (a)	9,475	187
Retail Trade (2.9%)
Blue Nile, Inc. (a)	6,575	184
Build-A-Bear Workshop, Inc. (a)	8,900	277
Overstock.com, Inc. (a)	4,175	218
Petco Animal Supplies, Inc. (a)	8,925	339
Security & Commodity Brokers (2.3%)
Calamos Asset Management, Inc.-Class A	15,850	400
Greenhill & Co., Inc.	13,890	412
Social Services (0.7%)
Bright Horizons Family Solutions, Inc. (a)	4,125	242
Stone, Clay & Glass Products (1.0%)
CARBO Ceramics, Inc.	2,300	165
Eagle Materials, Inc.	2,325	181
Telecommunications (1.2%)
IDT Corp.-Class B (a)	8,350	122
NII Holdings, Inc.-Class B (a)	3,250	175
USA Mobility, Inc. (a)	3,775	134
Trucking & Warehousing (1.3%)
Landstar System, Inc. (a)	12,850	447
Water Transportation (0.4%)
Arlington Tankers, Ltd.	5,775	135
Wholesale Trade Durable Goods (2.4%)
Neoforma, Inc. (a)	15,950	145
SCP Pool Corp.	23,700	704
Wholesale Trade Nondurable Goods (1.1%)
Tractor Supply Co. (a)	10,600	379
Total Common Stocks (cost: $33,739)		34,696

Total Investment Securities (cost: $33,739)		$34,696

SUMMARY:
Investments, at value	99.5%	$34,696
Other assets in excess of liabilities	0.5%	171
Net assets	100.0%	$34,867

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR                                             American Depositary Receipt

Item 2. Controls and Procedures.

(a)          Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of January 31, 2005, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date:	April 1, 2005

By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Chief Financial Officer
Date:	April 1, 2005